iShares MSCI Series

ANNUAL REPORT
August 31, 2001






(LOGO)
iShares
BARCLAYS GLOBAL INVESTORS                                THE WAY YOU INVEST NOW.
[GRAPHIC OMITTED]                                                   ONLY BETTER.

                                                                   iSHARES, INC.
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INTRODUCTION

     In this section, the Investment Advisor discusses the performance of each Fund. The introduction provides an overview of how the iShares MSCI Index Funds (each, a "Fund", and collectively, the "Funds") seek to track their respective indices. In addition, the introduction identifies some of the key factors that contribute to the Funds' performance against their benchmarks.

     Each Fund invests in a representative sample of the underlying securities in a corresponding Morgan Stanley Capital International ("MSCI") (using the analytic technique known as "portfolio sampling"), as opposed to a full replication of the corresponding MSCI Index. Certain Funds may also invest to a limited extent in stocks that are not included in the relevant MSCI Index to permit them additional flexibility to comply with diversification and other requirements.

     There are several important factors that should be kept in mind when reviewing the performance of each Fund.

     PORTFOLIO SAMPLING: Portfolio sampling is a disciplined approach to capturing index returns which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles and minimizing cross-ownership. Because of portfolio sampling, the composition of each Fund will vary from that of its benchmark MSCI Index. This may cause performance to vary positively or negatively from that of its corresponding MSCI Index during any period.

     FUND EXPENSES: The MSCI Indices are only statistical composites that track changes in the financial markets of a particular country or region. Since the indices do not actually hold a portfolio of securities, they do not bear management, administration, distribution, transaction or other expenses, while the Funds do incur such expenses, thereby negatively impacting the performance of the Funds.

     CONSTRAINTS ON PORTFOLIO MANAGEMENT: The Investment Adviser is subject to a number of constraints in managing the MSCI Index Funds' portfolios. The "Single Issuer Rule" and the "5/50 Rule" are two constraints in the Internal Revenue Code that affect the performance of a number of the Funds.

     The "SINGLE ISSUER RULE" generally requires that not more than 25% of the value of a Fund's total assets may be invested in the securities of one single issuer. This constraint applies to all share classes of an issuer. As an example, Telefonica had a weighting of 27.22% in the MSCI Spain Index as of September 28, 2001. Because of the "Single Issuer Rule", however, the iShares MSCI Spain Index Fund could not hold more than 25% in Telefonica.

     The "5/50 RULE" generally precludes the sum of all of the securities weighted over 5% from exceeding 50% of a Fund's total assets. If a security has more than one share class, then all of the share classes must be considered as one security for 5/50 Rule purposes. Many of the benchmark MSCI Indices have a greater than 50% weighting of securities that account for more than 5% of the respective index. For example, the sum of all the stocks with weightings of 5% or greater in the MSCI Mexico Index was 75.60% as of September 28, 2001, so the iShares MSCI Mexico Index Fund had to be underweight in some of these stocks relative to the benchmark, and therefore overweight in other stocks.

     REVENUE DIFFERENTIAL: A fourth factor that causes performance of the Funds to differ from that of their respective MSCI Indices is "revenue differential". The dividend revenues accrued by the Funds differ from those of the MSCI Indices both in amount (principally as a result of the portfolio sampling techniques described above) and timing. The Funds record dividend revenues on the "ex" dates of the underlying stocks while, until recently, the MSCI
                                                                   iSHARES, INC.
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     Indices allocated annual dividend revenues evenly over a 12-month period. In addition, some of the Funds are subject to withholding taxes at rates that are more favorable than the rates assumed by the benchmark MSCI Indices, and this factor may affect the relative performance of such Funds. Finally, while the sole source of revenues for the MSCI Indices is dividends, the Funds receive interest on uninvested cash and, in the case of most Funds, revenues from the lending of portfolio securities. Since the start of this year, the MSCI Indices no longer allocate annual dividend revenues evenly over the 12-month period. They now record the dividends on the "ex" dates of the underlying stocks. Going forward, therefore, "dividend smoothing" will not contribute to revenue differential.

     EFFECT OF UNINVESTED ASSETS: Finally, uninvested assets held by the Funds affect performance relative to their respective benchmark indices. In contrast, the MSCI Indices are always fully invested in the underlying stocks and thus do not reflect any "unequitized" assets. The "effect of uninvested assets" refers to the impact on performance of the portion of a Fund that is not invested in stocks. Cash and deferred organizational expenses are the principal "unequitized" assets of the Funds. As of March 11, 2001, organizational expenses were fully amortized and therefore will not impact performance going forward. The effect of uninvested assets will tend to cause each Fund to outperform its benchmark index in falling markets and underperform the benchmark index in rising markets. However, even within a period that has a down market return (i.e. -10.0% loss for the semi-annual period), there can be a short period of rising market where the uninvested assets in the Fund have a negative impact on return. This would cause the effect of uninvested assets to worsen the loss for the period (e.g., -10.4% for a period where the index returned -10.0%).

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

PERFORMANCE REVIEW
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  AUSTRALIA

                      iSHARES MSCI AUSTRALIA INDEX FUND
                          PERFORMANCE AS OF 8/31/01

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                                           AVERAGE ANNUAL TOTAL RETURNS
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              ONE YEAR                                FIVE YEARS                            SINCE INCEPTION
---------------------------------      ----------------------------------       ----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
 (4.77)%     (3.71)%   (5.69)%              0.91%      1.08%     1.57%              1.54%       1.67%        2.13%
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                                              CUMULATIVE TOTAL RETURNS
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            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
 (4.77)%     (3.71)%   (5.69)%              4.64%      5.50%     8.11%              8.70%       9.45%       12.25%
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* Index returns reflect performance of the MSCI Standard Index up to June 29, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                        iSHARES MSCI AUSTRALIA INDEX FUND

Consumer Discretionary                         12.16%
Consumer Staples                                8.96%
Energy                                          2.67%
Financials                                     46.48%
Health Care                                     3.42%
Industrials                                     6.20%
Information Technology                          0.08%
Materials                                      16.99%
Telecommunication Services                      2.29%
Utilities                                       0.75%



   PERFORMANCE REVIEW

   The total return of the iShares  MSCI  Australia  Index Fund (the  "Australia
Fund") was -4.77% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -5.69% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Australia Fund outperformed the benchmark by 0.92 percentage points over the reporting period, primarily due to the positive impact of revenue differential, portfolio sampling and effect of uninvested assets, which contributed 1.10, 0.60 and 0.06 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses, which subtracted 0.84 percentage points from the Fund's returns.

                                                                   iSHARES, INC.
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  AUSTRALIA (CONTINUED)

   KEY MARKET CONDITIONS
   Australia's equity market was weak in absolute terms during the year ended August 31, 2001, although it performed fairly well relative to other international markets. Two main factors weighed on Australian equities over this period: the lengthy correction in media and telecommunications stocks and the slowdown in economies around the world, particularly the United States.

   General pessimism toward media and telecommunications sectors depressed shares of Australia's two largest companies, News Corporation Limited and Telstra Corporation Limited, over much of the reporting period. News Corp. also reported disappointing results in late 2001, citing a drop-off in advertising sales in the United States, among other factors.

   The slowdown in the United States and other economies had negative consequences for a wide range of other Australian companies. Real estate company Lend-Lease, for example, issued several profit warnings over the reporting period, leading to significant declines in its share price. The company said that losses on its property investments in the United States played a large role in its shortfalls. Shares of Australian exporters also declined as it became apparent that the U.S. and other major world economies were decelerating.

   Australia's domestic-oriented companies fared better. Westpac Banking Corporation and National Australia Bank both posted record profits in late 2000, reflecting strong demand for financial services at home. Eventually, however, they too faced a more difficult environment. The country's GDP contracted by 0.6% in the fourth quarter of 2000, prompting the Australian Federal Reserve Board to lower interest rates in an effort to forestall recession. The rate cuts helped Australian equities to recover somewhat in 2001. They were also buoyed by continued cost-cutting efforts on the part of many companies and merger-and-acquisition activity in mining and other industries.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI AUSTRALIA INDEX FUND VS. THE MSCI AUSTRALIA INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iSHARES MSCI Austrlaia Index Fund              MSCI Australia Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,388                             $10,383
2/28/97                     $11,048                             $11,054
8/31/97                     $11,035                             $10,990
2/28/98                     $10,799                             $10,880
8/31/98                     $ 8,486                             $ 8,724
2/28/99                     $10,607                             $10,994
8/31/99                     $11,208                             $11,471
2/29/00                     $11,361                             $11,778
8/31/00                     $11,415                             $11,902
2/28/01                     $10,774                             $11,188
6/29/01**                   $11,234                             $11,598
8/31/01                     $10,870                             $11,225

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            Past performance is not predictive of future performance
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* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 29, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 29, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
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  AUSTRIA

                         iSHARES MSCI AUSTRIA INDEX FUND
                            PERFORMANCE AS OF 8/31/01

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                                           AVERAGE ANNUAL TOTAL RETURNS
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            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------      ------------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
   8.41%     8.20%      5.88%              (2.89)%   (2.80)%   (2.61)%             (3.26)%       (3.06)%     (2.25)
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                                               CUMULATIVE TOTAL RETURNS
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            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------      -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  8.41%      8.20%     5.88%              (13.66)%   (13.23)%  (12.37)%           (16.58)%     (15.60)%     (11.74)%
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* Index returns reflect performance of the MSCI Standard Index up to June 27, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI AUSTRIA INDEX FUND

Consumer Staples                               12.60%
Energy                                         16.26%
Financials                                     16.68%
Industrials                                    19.61%
Materials                                      20.66%
Telecommunication Services                      9.32%
Utilities                                       4.87%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Austria Index Fund (the "Austria Fund") was 8.41% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned 5.88% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Austria Fund outperformed the benchmark by 2.53 percentage points over the reporting period, primarily due to the positive impact of portfolio sampling and the effect of uninvested assets, which contributed 3.78 and 0.15 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses and revenue differential, which subtracted
0.84 and 0.56 percentage points, respectively, from the Fund's returns.

                                                                   iSHARES, INC.
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  AUSTRIA (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. While the Index was more than 75% concentrated in stocks greater than 5% of total assets, to comply with the 5/50 Rule, the Austria Fund was obligated to underweight many stocks including Wienerberger, Generali and Telekom Austria during the reporting period. These underweightings were largely responsible for the Fund's positive variance from the Index.

   KEY MARKET CONDITIONS

   Once regarded as its Achilles' heel, the "old economy" orientation of the Austrian market proved to be a distinct advantage during the year ended August 31, 2001.

   Dominated by companies in comparatively slow-growing sectors such as utilities, energy, beverages and tobacco, the Austrian market was largely left behind in the late 1990s as markets with larger technology, media and telecommunications components rose to new heights. As investors made a decisive shift away from more-speculative stocks in 2000, however, Austria's equity market began to outperform. Slowing growth in the United States and many European economies helped drive investors toward stocks regarded as having defensive qualities, such as Austria Tabakwerke. Given the Austrian equity market's limited liquidity, even modest inflows of capital translated into significant gains. (As of May 2001, Austria's market capitalization was just $30 billion -- making it the smallest developed European market.)

   It was not just investors who expressed newfound interest in Austrian companies; a number of foreign corporations were also looking to buy. In June 2001, U.K. tobacco company Gallaher announced that it was seeking to acquire the recently privatized Austria Tabakwerke. The deal helped drive up shares of Austria Tabakwerke as well as other potential acquisition targets.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI AUSTRIA INDEX FUND VS. THE MSCI AUSTRIA INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iSHARES MSCI Austria Index Fund             MSCI Austria Index
3/12/96               $10,000                             $10,000
8/31/96               $ 9,661                             $10,073
2/28/97               $ 9,401                             $ 9,848
8/31/97               $ 9,764                             $ 9,928
2/28/98               $10,535                             $11,513
8/31/98               $ 9,975                             $10,770
2/28/99               $ 9,403                             $10,353
8/31/99               $ 9,108                             $ 9,906
2/29/00               $ 7,622                             $ 8,247
8/31/00               $ 7,695                             $ 8,336
2/28/01               $ 8,497                             $ 9,153
6/27/01**             $ 8,036                             $ 8,535
8/31/01               $ 8,342                             $ 8,826
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            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 27, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 27, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  BELGIUM

                         iSHARES MSCI BELGIUM INDEX FUND
                            PERFORMANCE AS OF 8/31/01

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                                          AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (8.72)%   (11.31)%   (7.68)%              3.07%     2.79%      5.99%              3.72%       3.79%        6.39%
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                                            CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (8.72)%   (11.31)%   (7.68)%              16.32%    14.78%    33.76%             22.15%      22.51%        40.40%
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* Index returns reflect performance of the MSCI Standard Index up to June 27, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI BELGIUM INDEX FUND

Consumer Discretionary                          3.93%
Consumer Staples                               12.73%
Financials                                     53.79%
Health Care                                     6.89%
Industrials                                     3.38%
Information Technology                          1.04%
Materials                                       8.66%
Utilities                                       9.58%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Belgium Index Fund (the "Belgium Fund") was -8.72% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -7.68% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Belgium Fund underperformed the benchmark by 1.04 percentage points over the reporting period, due to the negative impact of expenses, revenue differential and effect of uninvested assets, which subtracted 0.84, 0.69 and
0.03 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of portfolio sampling, which added
0.52 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
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  BELGIUM (CONTINUED)

   KEY MARKET CONDITIONS

   Like other European markets, Belgium was pressured by the global economic slowdown during the year ended August 31, 2001. Belgium's export-oriented companies, as well as those with significant operations in the United States, faced an especially challenging environment. In May, for example, insurance company Fortis reported lower results after having posted record profits in the first quarter of 2000. Fortis -- Belgium's largest company by market capitalization -- said that significantly lower revenues from its primary insurance business as well as its venture-capital investments were to blame for the decline.

   Although the global economic slowdown weighed on many other Belgian companies, the market was largely spared from the other major trend affecting international markets over the reporting period: a sharp correction in technology, media and telecommunications (TMT) stocks. Unlike telecom-heavy European markets such as Sweden and Finland, Belgium did not bear the brunt of investors' pessimism toward TMT stocks. To the contrary, Belgium's large percentage of "old economy" companies in sectors such as banking, insurance, and utilities attracted investors looking for defensive investments. Stocks in these sectors were also boosted by declining interest rates in both the United States and Europe over the reporting period.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI BELGIUM INDEX FUND VS. THE MSCI BELGIUM INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                iSHARES MSCI Belgium Index Fund             MSCI Belgium Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,501                             $10,496
2/28/97                     $11,204                             $11,595
8/31/97                     $11,474                             $11,662
2/28/98                     $13,161                             $13,768
8/31/98                     $15,996                             $17,633
2/28/99                     $16,752                             $19,637
8/31/99                     $15,836                             $18,184
2/29/00                     $12,328                             $14,178
8/31/00                     $13,382                             $15,209
2/28/01                     $13,025                             $14,777
6/27/01**                   $11,402                             $13,129
8/31/01                     $12,215                             $14,040

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 27, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 27, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  BRAZIL (FREE)

                      iSHARES MSCI BRAZIL (FREE) INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
------------------------------------     -----------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET       INDEX*
 ------       --------     --------      -------     ---------     --------
(38.52)%      (40.72)%     (35.60)%      (36.31)%     (33.32)%     (33.78)%
--------------------------------------------------------------------------------

                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
-----------------------------------      -----------------------------------
    NAV         MARKET       INDEX*        NAV         MARKET       INDEX*
 ------       --------     --------      -------     ---------     --------
(38.52)%      (40.72)%     (35.60)%      (40.35)%     (36.78)%     (37.55)%
--------------------------------------------------------------------------------
* Index returns reflect performance of the MSCI Standard Index up to June 29, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                      iSHARES MSCI BRAZIL (FREE) INDEX FUND

Consumer Discretionary                           1.23%
Consumer Staples                                12.40%
Energy                                          26.30%
Financials                                      16.82%
Industrials                                      3.50%
Materials                                       10.40%
Telecommunication Services                      19.41%
Utilities                                        9.94%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Brazil (Free) Index Fund (the "Brazil Fund") was -38.52% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -35.60% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Brazil Fund  underperformed  the benchmark during the reporting period by
2.92  percentage  points,  due to the  negative  impact of  portfolio  sampling, expenses and revenue differential, which subtracted 2.15, 0.99 and 0.04 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.26 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  BRAZIL (FREE) (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the 5/50 Rule, the Brazil Fund was obligated to underweight stocks such as Ambev and Eletrobras during the reporting period. These stocks outperformed the market, accounting for much of the Fund's negative variance from the MSCI Brazil Index.

   KEY MARKET CONDITIONS

   Brazil's equity market suffered a severe decline over the year ended August 31, 2001. Economic trends outside its borders played a major role in the downturn. As one of the world's most liquid emerging markets, Brazil often bore the brunt of investors' pessimism as the global economic outlook deteriorated. Much of the selling was concentrated on Brazil's large percentage of liquid telecommunications stocks, which were also depressed by a global correction in that sector. When sentiment improved, however, stocks such as Telemar tended to lead the market rebound.

   In addition to slowing growth in the United States and other developed countries, a major debt crisis in Argentina also cast a long shadow over the Brazilian equity market during the reporting period. Investors' concern that the crisis would spill over into Brazil drove down the value of Brazil's currency, the REAL.

   The currency's weakness helped to kindle inflation in Brazil, leading the nation's policy makers to increase interest rates even as other central banks around the world lowered them. The real's weakness also weighed on the results of many leading Brazilian companies. Long-distance operator Embratel, for example, said the currency's decline was a major reason why its first quarter 2001 results did not meet analysts' expectations.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI BRAZIL (FREE) INDEX FUND VS. THE MSCI BRAZIL (FREE) INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iSHARES MSCI Brazil (Free) Index Fund       MSCI Brazil (Free) Index
7/11/00                     $10,000                             $10,000
7/31/00                      $9,466                              $9,457
8/31/00                      $9,703                              $9,697
12/31/00**                   $8,259                              $8,481
2/28/01                      $8,360                              $8,619
6/29/01***                   $7,296                              $7,505
8/31/01                      $5,965                              $6,245

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** The Index changed from being based on the reinvestment of gross dividends to being based on the reinvestment of net dividends, effective December 31, 2000.
*** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 29, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 29, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  CANADA

                         iSHARES MSCI CANADA INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (34.95)%  (35.12)%   (39.51)%              8.87%     8.83%     9.55%              8.96%       8.73%        9.70%
-------------------------------------------------------------------------------------------------------------------

                                           CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (34.95)%  (35.12)%   (39.51)%             52.93%    52.71%    57.82%             60.01%      57.95%        66.04%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 29, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI CANADA INDEX FUND

Consumer Discretionary                          6.83%
Consumer Staples                                2.56%
Energy                                         12.29%
Financials                                     35.07%
Health Care                                     2.18%
Industrials                                    11.47%
Information Technology                          9.78%
Materials                                      12.56%
Telecommunication Services                      2.65%
Utilities                                       4.61%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Canada Index Fund (the "Canada Fund") was -34.95% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -39.51% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Canada Fund outperformed the benchmark by 4.56 percentage points over the reporting period, primarily due to the positive impact of portfolio sampling, revenue differential and effect of uninvested assets, which contributed 4.98, 0.30, and 0.12 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses, which subtracted 0.84 percentage points from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  CANADA (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. Due to the Single Issuer Rule, the managers of the Canada Fund were obligated to underweight Nortel Networks. In September alone, the underweighting of Nortel accounted for over a 250 basis point variance to the Index. In addition, overweighted stocks resulting from the Nortel underweighting created another 200 basis point difference from the Index. These under and overweightings were largely responsible for the Fund's overall positive variance from the Index during the reporting period.

   KEY MARKET CONDITIONS

   Canada's equity market posted a sharp decline over the year ended August 31, 2001. The severe correction in one stock, Nortel Networks, played a major role in the overall market's weak performance.

   Like many telecommunications stocks worldwide, Nortel's shares spent most of the reporting period falling sharply. As a bellwether of the optical-networking industry, the company's stock reflected investors' growing doubts about the near- to medium-term prospects for the sector. Those doubts were realized when, in October 2000, the company announced that its revenues would not meet analysts' expectations. The news led to a major sell-off in its shares. Nortel again disappointed investors when it warned that its first-quarter results would also be weak. By June 2001, the company's stock price had fallen nearly 90% from the highs it had reached in mid-2000. Although Nortel's decline was especially severe, Canada's other telecommunications- and technology-related companies faced sharp declines in their share prices as well.

   The sell-off in telecommunications- and technology-related shares contrasted vividly with the comparatively good performance of many old-economy firms. Shares of Canada's leading banks, for example, posted gains after they reported good earnings and after interest rates in Canada, the United States and Europe fell. Companies in the energy and mining industries -- particularly gold producers -- also benefited from rising commodity prices and investors' general concernS about the slowing global economy. (These areas are traditionally regarded as bulwarks against recession.) The weakness of the Canadian dollar relative to the U.S. dollar was another advantage for Canadian metals producers, as it made their goods more competitive on the global market. Both trends helped to boost shares in these sectors, though the Canadian dollar's weakness ultimately reduced returns for U.S.-dollar based investors.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI CANADA INDEX FUND VS. THE MSCI CANADA INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 iSHARES MSCI Canada Index Fund             MSCI Canada Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,463                             $10,521
2/28/97                     $12,569                             $12,713
8/31/97                     $13,445                             $13,745
2/28/98                     $14,322                             $14,679
8/31/98                     $10,529                             $10,921
2/28/99                     $12,717                             $13,205
8/31/99                     $14,711                             $15,203
2/29/00                     $18,943                             $21,132
8/31/00                     $24,597                             $27,448
2/28/01                     $17,779                             $18,463
6/29/01**                   $16,963                             $17,595
8/31/01                     $16,001                             $16,604

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 29, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 29, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  EMU

                           iSHARES MSCI EMU INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(24.51)%      (24.21)%     (24.25)%      (26.58)%     (24.59)%  (26.38)%
--------------------------------------------------------------------------------

                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(24.51)%      (24.21)%     (24.25)%      (28.91)%     (26.38)%   (28.63)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                           iSHARES MSCI EMU INDEX FUND

Austria                                         0.43%
Belgium                                         2.57%
Finland                                         4.72%
France                                         28.72%
Germany                                        20.32%
Greece                                          0.98%
Ireland                                         2.77%
Italy                                          11.38%
Netherlands                                    17.70%
Portugal                                        1.14%
Spain                                           9.27%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI EMU Index Fund (the "EMU Fund") was -24.51% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -24.25% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The EMU Fund underperformed the benchmark by 0.26 percentage points due to the negative impact of expenses and revenue differential, which subtracted 0.84 and 0.23 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of portfolio sampling and effect of uninvested assets, which added 0.63 and 0.18 percentage points, respectively, to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  EMU (CONTINUED)

   KEY MARKET CONDITIONS

   EMU markets generally trended downward over the year ended August 31, 2001. The decline reflected growing concern among investors that the global economy might be headed for a protracted downturn. With the U.S., European and Asian economies decelerating in tandem, investors revisited value-oriented stocks and those perceived to have defensive qualities. The cautious mood worked to the advantage of markets with a large contingent of "old economy" stocks, such as Austria and Belgium.

   At the other end of the spectrum were markets dominated by growth-oriented issues. Finland, for example, posted steep declines over the period as sentiment toward telecommunications bellwether Nokia worsened. In addition to telecom equipment manufacturers such as Nokia, telecom service providers such as France Telecom and Deutsche Telekom were also weak for much of the reporting period. As investors became increasingly concerned about the high level of debt that many of these companies had accumulated to acquire licenses for third-generation wireless telephone networks. These worries led to sharp share-price declines across the sector.

   By late summer 2001, the outlook for EMU economies was still uncertain. On the one hand, economic growth appeared to be slowing; on the other hand, inflation was exceeding the medium-term target rate of the European Central Bank (the "ECB"). Faced with these conflicting demands, the ECB apparently came down on the side of stimulating growth. Following the lead of the U.S. Federal Reserve Board's lead, it lowered interest rates, thereby helping to support shares in the financial sector and other areas.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI EMU INDEX FUND VS. THE MSCI EMU INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    iSHARES MSCI EMU Index Fund               MSCI EMU Index
7/26/00                     $10,000                             $10,000
7/31/00                      $9,668                              $9,657
8/31/00                      $9,418                              $9,422
2/28/01                      $8,213                              $8,256
6/20/01**                    $7,330                              $7,349
8/31/01                      $7,109                              $7,137

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  FRANCE

                         iSHARES MSCI FRANCE INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (25.86)%  (25.85)%   (25.50)%             11.72%    11.98%    12.21%             11.63%      11.20%        11.83%
-------------------------------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (25.86)%  (25.85)%   (25.50)%             74.05%    76.12%    77.92%             82.66%      78.57%        84.51%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI FRANCE INDEX FUND

Consumer Discretionary                         19.01%
Consumer Staples                               11.82%
Energy                                         15.58%
Financials                                     15.21%
Health Care                                    12.22%
Industrials                                     6.47%
Information Technology                          7.57%
Materials                                       5.01%
Telecommunication Services                      2.62%
Utilities                                       4.49%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI France Index Fund (the "France Fund") was -25.86% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -25.50% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The France Fund  underperformed  the benchmark during the reporting period by
0.36 percentage points, due to the negative impact of expenses and revenue differential, which subtracted 0.84 and 0.31 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of portfolio sampling and effect of uninvested assets, which added 0.65 and 0.14 percentage points, respectively, to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  FRANCE (CONTINUED)

   KEY MARKET CONDITIONS

   France's equity market was generally weak over the reporting period, as French corporations grappled with decelerating growth both at home and abroad. Slower economic growth in the United States, Europe and Asia cast doubts on the near-term prospects of French exporters such as L'OREAL and luxury-goods maker LMVH, leading to weakness in their share prices over spring and summer 2001.

   French telecommunications stocks were weaker still. Shares of France Telecom, one of the market's largest stocks, were depressed by investors' concerns about the debt the company had accumulated to acquire next-generation wireless licenses. These concerns were offset in part by strong revenues from France Telecom's newly acquired Orange wireless division, but the positive results were not enough to alleviate all investor worries. Likewise, shares of telecom equipment manufacturer Alcatel posted a succession of declines as demand for its products waned.

   A cyclical downturn also weighed on the shares of French technology firms, including information-technology consultant Cap Gemini Ernst & Young, software maker Dassault Systemes and chipmaker STMicroelectronics. These stocks were among the most volatile on the French market over the reporting period.

   Given the economic uncertainty, stocks regarded as defensive investments, including banks and consumer-staples companies, tended to outperform in France. Shares of French banks were also boosted by the decision of both the U.S. Federal Reserve Board and the European Central Bank to cut interest rates in 2001. Nonetheless, several of France's leading banks, including BNP Paribas and Societe Generale, reported lower profits as a result of the economic downturn in the United States, Europe and Asia. French companies in a number of other sectors announced similar disappointments as the reporting period drew to a close.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI FRANCE INDEX FUND VS. THE MSCI FRANCE INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 iSHARES MSCI France Index Fund            MSCI France Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,495                             $10,371
2/28/97                     $12,177                             $12,210
8/31/97                     $12,237                             $12,194
2/28/98                     $14,880                             $14,933
8/31/98                     $16,492                             $16,500
2/28/99                     $18,010                             $18,103
8/31/99                     $19,957                             $19,836
2/29/00                     $24,561                             $24,763
8/31/00                     $24,637                             $24,768
2/28/01                     $20,505                             $20,720
6/20/01**                   $18,648                             $18,811
8/31/01                     $18,266                             $18,451

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  GERMANY

                         iSHARES MSCI GERMANY INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (24.87)%  (24.95)%   (24.77)%             5.72%     5.93%     6.29%              5.97%       5.76%         6.58%
-------------------------------------------------------------------------------------------------------------------

                                               CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (24.87)%  (24.95)%   (24.77)%             32.09%    33.37%    35.65%             37.37%      35.78%        41.77%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI GERMANY INDEX FUND

Consumer Discretionary                         15.83%
Consumer Staples                                1.43%
Financials                                     26.70%
Health Care                                     5.86%
Industrials                                    14.28%
Information Technology                          8.36%
Materials                                      11.38%
Telecommunication Services                      6.71%
Utilities                                       9.45%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Germany Index Fund (the "Germany Fund") was -24.87% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -24.77% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Germany Fund  underperformed the benchmark during the reporting period by
0.10 percentage points, primarily as a result of the negative impact of expenses and revenue differential, which subtracted 0.84 and 0.01 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of portfolio sampling and effect of uninvested assets, which added 0.60 and 0.15 percentage points, respectively, to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  GERMANY (CONTINUED)

   KEY MARKET CONDITIONS

   Slower economic conditions over the year ended August 31, 2001 presented a challenging environment for many German companies and for their investors. Decelerating growth in the United States, and the accompanying decline in consumer spending there, fell heavily on many German exporters. Companies such as automaker DaimlerChrysler and chemicals manufacturer BASF, for example, cited weak sales in the U.S. when announcing uninspiring early 2001 results. That explanation was by no means universal, however. Carmaker Volkswagen, for one, announced that its profits rose 57% in early 2001 as strong international sales offset declining growth in its home market.

   Volkswagen's strength contrasted sharply with that of many German telecommunications and technology companies. Shares of electronics maker Siemens and chip maker Infineon were especially hard hit as their industries went through a major cyclical downturn.

   Nonetheless, Germany's sizeable share of "old economy" companies meant that it was less affected by this downturn than some of its European neighbors. While the Finnish and Swedish stock markets sank along with their previously high-performers Nokia and Ericsson, the German market was supported by its banks, utilities and insurance companies. Many investors rotated to these sectors from more growth-oriented areas as economic activity in Europe and the U.S. slowed. Eventually, however, even German stocks regarded as having defensive qualities felt the impact of decelerating global growth. HypoVereinsbank (Germany's second-largest bank) reported disappointing second quarter 2001 profits, as did several other German corporations.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI GERMANY INDEX FUND VS. THE MSCI GERMANY INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 iSHARES MSCI Germany Index Fund           MSCI Germany Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,399                             $10,451
2/28/97                     $11,291                             $11,476
8/31/97                     $12,533                             $12,778
2/28/98                     $14,661                             $15,107
8/31/98                     $15,752                             $16,102
2/28/99                     $16,117                             $16,643
8/31/99                     $16,862                             $17,112
2/29/00                     $21,975                             $22,837
8/31/00                     $18,286                             $18,845
2/28/01                     $16,587                             $17,232
6/20/01**                   $14,505                             $15,003
8/31/01                     $13,737                             $14,177

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  HONG KONG

                        iSHARES MSCI HONG KONG INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (30.88)%  (31.38)%   (29.86)%             (4.02)%   (3.71)%   (1.33)%            (3.11)%     (3.23)%       (0.47)%
--------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
            ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (30.88)%  (31.38)%   (29.86)%            (18.53)%   (17.21)%  (6.45)%            (15.91)%    (16.39)%      (2.57)%
--------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 22, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                        iSHARES MSCI HONG KONG INDEX FUND

Consumer Discretionary                          6.62%
Financials                                     53.49%
Industrials                                    22.37%
Materials                                       0.50%
Technology Hardware & Equipment                 0.41%
Telecommunications                              1.78%
Utilities                                      14.83%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Hong Kong Index Fund (the "Hong Kong Fund") was -30.88% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -29.86% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Hong Kong Fund underperformed the benchmark during the reporting period by 1.02 percentage points, as a result of the negative impact of expenses, portfolio sampling and revenue differential, which subtracted 0.84, 0.39 and
0.12 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.33 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  HONG KONG (CONTINUED)

   KEY MARKET CONDITIONS

   The absolute performance of Hong Kong's stock market was, like that of many other international markets, weak over the year ended August 31, 2001.

   Hong Kong's companies did profit somewhat from healthy demand in China, whose economy remained robust even as the U.S., European and Japanese economies decelerated. The interest-rate cuts that the U.S. Federal Reserve Board implemented to jump-start the U.S. economy also helped to support Hong Kong's large contingent of real-estate stocks. (Hong Kong's interest rates are pegged to those of the U.S.)

   The strength of these stocks was offset in part by continued declines for technology- and telecommunications-related companies such as Pacific Century Cyberworks Limited. A cyclical downturn in these areas led to severe declines in many stocks.

   As the reporting period progressed, the impact of slowing global growth made itself felt on the Hong Kong market. The uncertain environment led many investors to decrease their positions in export-oriented companies in favor of more defensive shares such as banks. Still others shifted their capital out of Hong Kong altogether and into more developed markets.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI HONG KONG INDEX FUND VS. THE MSCI HONG KONG INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               iSHARES MSCI Hong Kong Index Fund           MSCI Hong Kong Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,322                             $10,415
2/28/97                     $11,868                             $12,190
8/31/97                     $12,159                             $12,645
2/28/98                      $9,197                              $9,871
8/31/98                      $5,567                              $6,108
2/28/99                      $7,630                              $8,761
8/31/99                     $10,606                             $11,932
2/29/00                     $12,116                             $14,505
8/31/00                     $12,167                             $13,891
2/28/01                     $11,068                             $12,711
6/22/01**                    $9,313                             $10,733
8/31/01                      $8,409                              $9,743

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 22, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 22, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  ITALY

                          iSHARES MSCI ITALY INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (18.61)%  (19.50)%   (19.49)%             12.06%    11.98%    12.12%             11.77%      11.96%        11.68%
-------------------------------------------------------------------------------------------------------------------

                                            CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (18.61)%  (19.50)%   (19.49)%             76.71%    76.13%    77.17%             83.98%      85.30%        83.08%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                          iSHARES MSCI ITALY INDEX FUND

Consumer Discretionary                          8.93%
Consumer Staples                                0.76%
Energy                                         15.57%
Financials                                     42.76%
Health Care                                     1.02%
Industrials                                     3.66%
Information Technology                          0.39%
Materials                                       0.74%
Telecommunication Services                     20.15%
Utilities                                       6.02%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Italy Index Fund (the "Italy Fund") was -18.61% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -19.49% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Italy Fund outperformed the benchmark by 0.88 percentage points, due to the positive impact of pricing differences, the effect of uninvested assets, and portfolio sampling, which contributed 1.80, 0.17, and 0.04 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses and revenue differential, which subtracted 0.84 and
0.29 percentage points, respectively, from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  ITALY (CONTINUED)

   The pricing variance of 1.80 was caused due to pricing methodology differences between the MSCI Index and the Fund. In addition, the Fund experienced slight over-performance in the over-weighted merchandise sector during November 2000.

   KEY MARKET CONDITIONS

   Over the year ended August 31, 2001, Italy's equity market continued to be weighed down by many of the same factors that had depressed it in the prior six months.

   A prolonged downturn in the telecommunications sector was one of the main factors pressuring the market. Stocks such as Telecom Italia and Telecom Italia Mobile, two of Italy's largest stocks, were weakened by investors' doubts about the near-term prospects for the telecommunications sector. The transition to next-generation wireless technology has proceeded at a slower pace than many investors expected, resulting in lower growth forecasts for companies such as Telecom Italia Mobile.

   Growth-oriented stocks in general remained out of favor with investors in Italy's market over the reporting period. With economic growth slowing in Europe as well as the United States, Asia and other regions, investors sought out the perceived safety of banking, insurance and energy stocks. Financial service firms also benefited from declining interest rates over the summer.

   By August 2001, there were indications that some investors believed that the growth stock correction had run its course. They argued that technology and telecommunications shares in particular had fallen so low that they were due for a rebound. The renewed interest drew some capital away from Italy's other sectors and boosted shares of its more growth-oriented stocks as the reporting period ended.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI ITALY INDEX FUND VS. THE MSCI ITALY INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                iSHARES MSCI Italy Index Fund                MSCI Italy Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,411                             $10,333
2/28/97                     $11,151                             $11,102
8/31/97                     $12,845                             $12,862
2/28/98                     $17,250                             $17,297
8/31/98                     $18,968                             $19,129
2/28/99                     $21,328                             $21,666
8/31/99                     $19,943                             $19,963
2/29/00                     $24,734                             $24,638
8/31/00                     $22,605                             $22,740
2/28/01                     $21,018                             $20,899
6/20/01**                   $18,099                             $17,978
8/31/01                     $18,398                             $18,308

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  JAPAN

                          iSHARES MSCI JAPAN INDEX FUND
                            PERFORMANCE AS OF 8/31/01

---------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (34.37)%  (34.42)%   (34.45)%             (7.92)%   (7.75)%   (7.07)%            (7.79)%     (7.99)%       (6.96)%
---------------------------------------------------------------------------------------------------------------------

                                            CUMULATIVE TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (34.37)%  (34.42)%   (34.45)%             (33.81)%  (33.22)%  (30.70)%           (35.87)%    (36.54)%      (32.64)%
---------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 22, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                          iSHARES MSCI JAPAN INDEX FUND

Consumer Discretionary                         22.91%
Consumer Staples                                5.33%
Energy                                          1.02%
Financials                                     17.56%
Health Care                                     6.29%
Industrials                                    15.98%
Information Technology                         14.62%
Materials                                       6.10%
Telecommunication Services                      4.24%
Utilities                                       5.95%



   PERFORMANCE REVIEW

   The total return of the iShares MSCI Japan Index Fund (the "Japan Fund") was -34.37% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -34.45% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Japan Fund outperformed the benchmark during the reporting period by 0.08 percentage points, due to the positive impact of portfolio sampling, revenue differential and effect of uninvested assets, which contributed 0.64, 0.17 and
0.11 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses, which subtracted 0.84 percentage points from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  JAPAN (CONTINUED)

   KEY MARKET CONDITIONS

   Japan's equity market was depressed by a host of cyclical and structural economic problems over the year ended August 31, 2001.

   Like stock markets around the world, Japan's fell as investors became increasingly alarmed about the extent of a global economic slowdown. A fall-off in the U.S. economy, particularly in consumer demand, had widespread implications for many Japanese companies. European consumer markets were also generally weak, creating a more difficult environment for export-oriented companies such as Sony Corporation.

   These external pressures only added to the concerns investors already had about Japan's domestic economy. Successive attempts to revive consumer demand have failed, and many investors feel that policy makers are still reluctant to address the nation's deep-rooted structural problems. The lack of clarity regarding nonperforming loans at Japan's banks is an especially thorny issue. Some investors have seen cause for optimism in the new government of Prime Minister Junichiro Koizumi, who has pledged to institute reforms. Yet Koizumi clearly faces opposition from Japan's more traditional political factions, casting some doubt on whether he will be able to push through reforms and revive the economy.

   Despite the rather pessimistic investment climate, small capitalization Japanese companies managed to stage a rally during part of the reporting period. The surge was apparently driven by investors attracted to the depressed valuations of these stocks. Sentiment toward Japan's larger companies, however, remained decidedly poor.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI JAPAN INDEX FUND VS. THE MSCI JAPAN INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                iSHARES MSCI Japan Index Fund              MSCI Japan Index
3/12/96                     $10,000                             $10,000
8/31/96                     $ 9,689                             $ 9,720
2/28/97                     $ 8,060                             $ 8,117
8/31/97                     $ 8,529                             $ 8,596
2/28/98                     $ 7,366                             $ 7,438
8/31/98                     $ 5,682                             $ 5,785
2/28/99                     $ 6,867                             $ 7,031
8/31/99                     $ 8,986                             $ 9,409
2/29/00                     $10,297                             $10,742
8/31/00                     $ 9,772                             $10,277
2/28/01                     $ 7,417                             $ 7,815
6/22/01**                   $ 7,304                             $ 7,662
8/31/01                     $ 6,413                             $ 6,736

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 22, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 22, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  MALAYSIA (FREE)

                     iSHARES MSCI MALAYSIA (FREE) INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (13.22)%  (15.62)%   (11.58)%            (15.86)%   (16.63)%  (14.67)%           (13.93)%    (14.77)%     (12.69)%
--------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (13.22)%  (15.62)%   (11.58)%            (57.83)%   (59.74)%  (54.75)%           (56.03)%    (58.22)%     (52.43)%
--------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 22, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                     iSHARES MSCI MALAYSIA (FREE) INDEX FUND

Consumer Discretionary                         16.10%
Consumer Staples                               10.95%
Energy                                          0.56%
Financials                                     25.49%
Industrials                                    17.87%
Information Technology                          1.49%
Materials                                       2.87%
Telecommunication Services                     10.58%
Utilities                                      14.09%


   PERFORMANCE REVIEW

   The total return of the iShares MSCI Malaysia Index Fund (the "Malaysia Fund") was -13.22% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -11.58% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Malaysia Fund underperformed the benchmark by 1.64 percentage points over the reporting period, due to the negative impact of portfolio sampling, expenses and revenue differential, which subtracted 1.00, 0.84 and 0.28 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.48 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  MALAYSIA (FREE) (CONTINUED)

   KEY MARKET CONDITIONS

   Malaysia's equity market was generally quite weak over the reporting period, mirroring the performance of most other emerging and developed markets around the world. The general decline in global economic activity took its toll on the profits of Malaysian exporters in particular.

   For a time, however, the Malaysian market enjoyed a somewhat better footing than many other Asian markets. Malaysia's status as a net exporter of crude oil served it well as oil prices rose in late 2000. With a relatively small technology component, Malaysia's equity market was also slightly less vulnerable to the correction in that sector over the reporting period. The downturn had an indirect, but no less profound, impact on Malaysia's manufacturing sector, however. Companies involved in producing technology-related goods were especially hard hit.

   Over time, Malaysia's modest advantages were eroded by economic and political concerns. In the spring of 2001, the country's domestic political situation deteriorated, leading to declines in its stock market. The uncertainty drove some foreign capital out of the country, although the market subsequently stabilized. Investors who remained tended to favor stocks regarded as defensive investments, such as British American Tobacco (Malaysia) ("BAT") and Malaysia International Shipping. BAT shares rose still further in July 2001, when the company reported that its first-half 2001 profits had risen by 39%.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI MALAYSIA (FREE) INDEX FUND VS. THE MSCI MALAYSIA (FREE) INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI Malaysia (Free) Index Fund     MSCI Malaysia (Free) Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,428                             $10,512
2/28/97                     $11,834                             $12,172
8/31/97                      $6,237                              $6,385
2/28/98                      $4,877                              $4,890
8/31/98                      $1,648                              $1,657
2/28/99                      $2,428                              $2,852
8/31/99                      $4,711                              $5,050
2/29/00                      $6,304                              $6,737
5/31/00**                    $5,958                              $6,352
8/31/00                      $5,068                              $5,380
12/31/00***                  $4,297                              $4,591
2/28/01                      $4,537                              $4,841
6/22/01****                  $3,709                              $3,990
8/31/01                      $4,397                              $4,757

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** The Index changed from being based on the reinvestment of net dividends to being based on the reinvestment of gross dividends, effective May 31, 2000.
*** The Index changed from being based on the reinvestment of gross dividends to being based on the reinvestment of net dividends, effective December 31, 2000.
**** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 22, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 22, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  MEXICO (FREE)

                      iSHARES MSCI MEXICO (FREE) INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (7.02)%   (7.01)%    (2.96)%              8.47%     8.43%     11.55%             10.65%      9.88%         13.77%
--------------------------------------------------------------------------------------------------------------------

                                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (7.02)%   (7.01)%    (2.96)%              50.16%    49.90%    72.70%             74.08%      62.27%        102.67%
--------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 29, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                      iSHARES MSCI MEXICO (FREE) INDEX FUND

Consumer Staples                               11.35%
Consumer Discretionary                         18.30%
Energy                                          1.43%
Financials                                      5.91%
Industrials                                     5.66%
Materials                                      17.04%
Telecommunication Services                     40.31%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Mexico (Free) Index Fund (the "Mexico Fund") was -7.02% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -2.96% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Mexico Fund  underperformed  the benchmark during the reporting period by
4.06 percentage points, due to the negative impact of portfolio sampling and expenses, which subtracted 3.51 and 0.84 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of uninvested assets and revenue differential, which added 0.23 and 0.06 percentage points, respectively, to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  MEXICO (FREE) (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the Single Issuer Rule, for example, the Mexico Fund was obligated to underweight Telefonos de Mexico. Also, due to the 5/50 Rule, the Mexico Fund was underweighted in several securities including Cemex and Banamex Accival (Banacci), and, therefore, it was overweighted in poorly-performing stocks, especially in the metal and multi-industry sectors. These misweightings were responsible for the Fund's negative variance from the Index during the reporting period.

   KEY MARKET CONDITIONS

   Mexico was one of the better-performing emerging markets over the year ended August 31, 2001, despite investors' widespread concerns about the global economy.

   Although the market's performance was fairly weak in absolute terms, its relative returns benefited from several factors. Rising oil prices in late 2000 helped to bolster sentiment toward Mexico, a net exporter of oil. Investors reasoned that the trend would help strengthen Mexico's financial position. The country's banks also benefited from lower interest rates in the United States and at home, which led investors to increase their shares. Merger-and-acquisition activity was yet another factor fueling Mexican banking stocks. In May, U.S. financial giant Citicorp announced plans to acquire Banacci, Mexico's second-largest bank at a significant premium. That news resulted in strong performance for the market in Mexico for May and also led investors to seek out other potential acquisition targets in the country's market.

   Toward the latter half of the reporting period, however, the combined weight of the U.S. economic slowdown and a debt crisis in Argentina put pressure on Mexico's equity market. Given the extent to which Mexico relies on exports to the U.S., decelerating economic growth there left investors pessimistic about the near-term prospects for many Mexican companies. The debt crisis in Argentina also weighed on Mexican equities, as investors worried that the crisis would, among other things, saddle Mexican banks with nonperforming loans in Argentina.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI MEXICO (FREE) INDEX FUND VS. THE MSCI MEXICO (FREE) INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI Mexico (Free) Index Fund       MSCI Mexico (Free) Index
3/12/96                     $10,000                             $10,000
8/31/96                     $11,592                             $11,736
2/28/97                     $12,820                             $13,254
8/31/97                     $15,675                             $16,321
2/28/98                     $15,311                             $16,136
8/31/98                     $ 8,750                             $ 9,159
2/28/99                     $12,108                             $13,071
8/31/99                     $14,604                             $16,055
2/29/00                     $19,632                             $22,171
8/31/00                     $18,723                             $20,885
12/31/00**                  $15,169                             $17,261
2/28/01                     $16,025                             $18,507
6/29/01***                  $18,614                             $21,581
8/31/01                     $17,408                             $20,267

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** The Index changed from being based on the reinvestment of gross dividends to being based on the reinvestment of net dividends, effective December 31, 2000.
*** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 29, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 29, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  NETHERLANDS

                       iSHARES MSCI NETHERLANDS INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (19.83)%  (20.50)%   (17.18)%             5.87%     5.91%     8.29%              7.41%       6.71%         9.38%
-------------------------------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (19.83)%  (20.50)%   (17.18)%             33.03%    33.30%    48.90%             47.91%      42.54%        63.40%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 27, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                       iSHARES MSCI NETHERLANDS INDEX FUND

Consumer Discretionary                         11.80%
Consumer Staples                               16.75%
Energy                                         24.44%
Financials                                     29.45%
Industrials                                     8.35%
Information Technology                          3.32%
Materials                                       5.01%
Telecommunication Services                      0.88%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Netherlands Index Fund (the "Netherlands Fund") was -19.83% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -17.18% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Netherlands Fund underperformed the benchmark by 2.65 percentage points over the reporting period, due to the negative impact of portfolio sampling, expenses and revenue differential, which subtracted 1.67, 0.84 and 0.26 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.12 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  NETHERLANDS (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. As of August 31, 2001, the sum of all the securities with weightings of 5% or greater in the MSCI Netherlands Index was greater than 80%, with Royal Dutch/Shell Group currently accounting for more than 30% of the Index. Because of the need to comply with the Single Issuer and 5/50 Rules, the Netherlands Fund underweighted certain positions that generally outperformed the benchmark, and overweighted others that generally underperformed the benchmark. As a result, portfolio sampling was the primary reason the Fund underperformed compared to the Index.

   KEY MARKET CONDITIONS

   In concert with many equity markets around the world, the Netherlands posted a weak performance over the year ended August 31, 2001. Slowing economic growth in the United States as well as Europe, Asia and virtually every other region put pressure on corporate profits and equity performance.

   Leading Dutch multinationals, such as Philips Electronics, were especially sensitive to investors' worries that U.S. consumer spending would decline significantly. Given the uncertainties, investors tended to favor the Netherlands' more defensive shares, such as those in the food and household products sector as well as insurers and financial services companies. The latter were also boosted by declining interest rates in Europe and the United States.

   In addition, energy giant Royal Dutch/Shell Group (the Index's largest stock) attracted investors as the price of crude oil rose in late 2000. Some of the increase dissipated in 2001, but higher natural-gas prices helped to pick up the slack for Royal Dutch/Shell. In May, the company said that its first-quarter profits rose by 23%, driving up the share price.

   On a relative basis, therefore, the Dutch equity market performed significantly better than its more growth-oriented European neighbors. With only modest telecommunications and technology sectors, the Netherlands was less affected by the cyclical downturns in those areas than such markets as Finland and Sweden.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI NETHERLANDS INDEX FUND VS. THE MSCI NETHERLANDS INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              iShares MSCI Netherlands Index Fund       MSCI Netherlands Index
3/12/96                     $10,000                             $10,000
8/31/96                     $11,118                             $10,974
2/28/97                     $12,934                             $12,949
8/31/97                     $14,236                             $14,680
2/28/98                     $16,810                             $17,273
8/31/98                     $16,715                             $16,824
2/28/99                     $16,958                             $17,573
8/31/99                     $18,216                             $18,862
2/29/00                     $18,076                             $19,157
8/31/00                     $18,450                             $19,730
2/28/01                     $16,882                             $18,215
6/27/01**                   $15,093                             $16,570
8/31/01                     $14,791                             $16,340

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 27, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 27, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  SINGAPORE (FREE)

                    iSHARES MSCI SINGAPORE (FREE) INDEX FUND
                            PERFORMANCE AS OF 8/31/01

---------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (27.89)%  (30.10)%   (28.10)%             (12.41)%  (12.88)%  (11.23)%           (12.51)%    (13.16)%      (11.67)%
---------------------------------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (27.89)%  (30.10)%   (28.10)%             (48.45)%  (49.84)%  (44.87)%           (51.92)%    (53.71)%      (49.31)%
---------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 22, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                    iSHARES MSCI SINGAPORE (FREE) INDEX FUND

Consumer Discretionary                          6.94%
Consumer Staples                                2.50%
Financials                                     50.99%
Health Care                                     1.08%
Industrials                                    16.00%
Information Technology                         11.57%
Telecommunication Services                     10.92%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Singapore (Free) Index Fund (the "Singapore Fund") was -27.89% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -28.10% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Singapore Fund outperformed the benchmark by 0.21 percentage points over the reporting period, due to the positive impact of portfolio sampling and effect of uninvested assets, which contributed 1.08 and 0.11 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses and revenue differential, which subtracted 0.84 and
0.14 percentage points, respectively, from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  SINGAPORE (FREE) (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. Due to the 5/50 Rule, the portfolio managers of the Singapore Fund were obligated to underweight Singapore Telecom and UOB Bank. These underweightings were largely responsible for the Fund's positive variance from the Index during the reporting period.

   KEY MARKET CONDITIONS

   Singapore's export-oriented economy proved to be a liability for its equity market during the year ended August 31, 2001.

   A major cyclical downturn in demand for technology and telecommunications led investors to sell off stocks such as Chartered Semiconductor Manufacturing. Not only did personal computer sales fall into a slump, but demand for third generation wireless phones was weaker than many investors had expected. These trends created a very difficult environment for companies that manufacture chips for these applications.

   As a result, investors withdrew more money from these stocks and instead favored companies that they believed would be better able to withstand a prolonged economic slowdown. Singapore's banks and real-estate companies were among the beneficiaries of this trend. They also had the advantage of declining interest rates.

   Lower interest rates were not enough, however, to keep Singapore from falling into a recession in 2001. Unsurprisingly, this only served to worsen sentiment toward the equity market.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI SINGAPORE (FREE) INDEX FUND VS. THE MSCI SINGAPORE (FREE) INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI Singapore (Free) Index Fund    MSCI Singapore (Free) Index
3/12/96                     $10,000                             $10,000
8/31/96                     $ 9,327                             $ 9,196
2/28/97                     $ 9,720                             $ 9,670
8/31/97                     $ 7,137                             $ 6,961
2/28/98                     $ 5,687                             $ 5,978
8/31/98                     $ 2,763                             $ 3,108
2/28/99                     $ 4,914                             $ 5,246
8/31/99                     $ 6,756                             $ 7,274
2/29/00                     $ 6,361                             $ 6,951
8/31/00                     $ 6,669                             $ 7,051
2/28/01                     $ 5,862                             $ 6,238
6/22/01**                   $ 4,896                             $ 5,138
8/31/01                     $ 4,808                             $ 5,069

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 22, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 22, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  SOUTH KOREA

                       iSHARES MSCI SOUTH KOREA INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(26.49)%      (28.59)%     (28.49)%      (27.45)%     (25.98)%   (30.06)%
--------------------------------------------------------------------------------

                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(26.49)%      (28.59)%     (28.49)%      (34.43)%     (32.45)%   (37.45)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 29, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                       iSHARES MSCI SOUTH KOREA INDEX FUND

Consumer Discretionary                          8.97%
Consumer Staples                                2.20%
Energy                                          0.65%
Financials                                     19.04%
Health Care                                     0.80%
Industrials                                     5.63%
Information Technology                         31.92%
Materials                                       9.29%
Telecommunication Services                     16.41%
Utilities                                       5.09%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI South Korea Index Fund (the "South Korea Fund") was -26.49% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -28.49% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The South Korea Fund outperformed the benchmark by 2.00 percentage points over the reporting period, due to the positive impact of portfolio sampling, revenue differential and effect of uninvested assets, which contributed 2.42,
0.41 and 0.16 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses, which subtracted 0.99 percentage points from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  SOUTH KOREA (CONTINUED)

   As stated in the introduction, certain regulations can restrict the Investment Adviser's ability to optimize a Fund's portfolio. Due to the Single Issuer Rule, the South Korea Fund was obligated to underweight Samsung Electronics, the largest security in the MSCI South Korea Index, during the reporting period. Additionally, the Fund underweighted several stocks in the financial services sector and overweighted Samsung Display and SK Telecom. While compliance with Single Issuer restrictions generally had a positive effect on performance as a result of the telecommunications, media, technology downturn, Samsung Electronics, which outperformed the market over the period, continued to be underweighted in the Fund during part of this period due to the volatility of the security.

   KEY MARKET CONDITIONS

   South Korea was among the world's most volatile markets during the year ended August 31, 2001. With technology stocks composing a large percentage of its total market capitalization, the country was acutely affected by the cyclical downturn in demand for technology products, particularly semiconductors. Investors responded by selling off shares of companies such as market heavyweight Samsung Electronics in late 2000. Telecommunications stocks such as SK Telecom were also weighed down by general pessimism toward that sector.

   With the start of the new calendar year, however, sentiment improved significantly. In January alone, the MSCI South Korea Index rose 26.6% in local-currency terms. Investors apparently were heartened by the U.S. Federal Reserve Board's decision to lower interest rates, a move that many thought would jumpstart the U.S. economy and stimulate technology spending on a global basis. But the recovery was short-lived. As the reporting period ended, the South Korean equity market posted further declines.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI SOUTH KOREA INDEX FUND VS. THE MSCI SOUTH KOREA INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI South Korea Index Fund            MSCI South Korea Index
5/10/00                     $10,000                             $10,000
5/31/00                     $ 9,455                             $ 9,437
8/31/00                     $ 8,920                             $ 8,748
12/31/00**                  $ 5,909                             $ 5,583
2/28/01                     $ 6,930                             $ 6,608
6/29/01***                  $ 6,955                             $ 6,590
8/31/01                     $ 6,557                             $ 6,255

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** The Index changed from being based on the reinvestment of gross dividends to being based on the reinvestment of net dividends, effective December 31, 2000.
*** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 29, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 29, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  SPAIN

                          iSHARES MSCI SPAIN INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (11.17)%  (11.33)%   (16.05)%             12.78%    12.89%    13.30%             13.27%      13.23%        13.88%
--------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (11.17)%  (11.33)%   (16.05)%             82.45%    83.41%    86.67%             97.86%      97.10%        103.78%
--------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 27, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                          iSHARES MSCI SPAIN INDEX FUND

Consumer Discretionary                          9.77%
Consumer Staples                                3.33%
Energy                                          4.72%
Financials                                     30.00%
Health Care                                     2.75%
Industrials                                     6.32%
Information Technology                          2.15%
Materials                                       1.92%
Telecommunication Services                     19.57%
Utilities                                      19.47%



   PERFORMANCE REVIEW

   The total return of the iShares MSCI Spain Index Fund (the "Spain Fund") was -11.17% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -16.05% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Spain Fund outperformed the benchmark by 4.88 percentage points over the reporting period, due to the positive impact of portfolio sampling and effect of uninvested assets, which contributed 5.61 and 0.31 and percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses and revenue differential, which subtracted 0.84 and
0.20 percentage points, respectively, from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  SPAIN (CONTINUED)

   As stated in the introduction, regulatory requirements can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the 5/50 Rule, Fund managers were obligated to underweight or overweight several sectors in the Spain Fund, including banking, energy, telecommunications and utilities. For example, because Spain's two largest banks, Banco Bilbao Vizcaya Argentaria (BBVA) and Banco Santander Central Hispano (BSCH), comprise over 35% of the Index, the portfolio is approximately 10% underweight in these issues. Similarly, Single Issuer constraints on Telefonica contributed to misweighting compared to the benchmark. These underweightings in underperforming companies were the primary reason for the Fund's positive variance from the Index over the reporting period.

   KEY MARKET CONDITIONS

   Spain's equity market felt the negative repercussions of a worldwide decline in economic activity over the year ended August 31, 2001. During this time many investors became increasingly concerned about just how extensive and protracted the downturn would be. These worries affected the performance of Spanish equities.

   Relative to other European stock markets, however, Spain was fairly healthy. It was buoyed by the performance of several Spanish firms which continued to post solid profits despite the more challenging economic environment.

   In many cases, this resilience owed much to successful expansion into Latin America. That region presented many Spanish companies with growth opportunities even as Spain's domestic economy and Europe as a whole became less robust. Good results in Latin America helped to shore up profits for Spain's two largest banks, BBVA and BSCH, for example. Their aggressive expansion into Latin America proved rewarding in late 2000, as demand for financial services continued to expand in the region. Investors' expectations that European and U.S. interest rates would decline also helped to support Spanish banking stocks as well as shares of utilities and other companies that are sensitive to interest rates.

   The extensive Latin American exposure of many Spanish companies became more of a liability in 2001, however. A debt crisis in Argentina depressed equity markets in Latin America and cast a shadow over many foreign companies with ties to the region. These concerns weighed on shares of BBVA, BSCH and other Spanish companies over the spring and summer of 2001. As the reporting period ended, it was still unclear just how Argentina's crisis would be definitively resolved and whether its impact would be as far-reaching as some investors feared. The outlook for Spain's domestic economy and that of Europe also remained hazy.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI SPAIN INDEX FUND VS. THE MSCI SPAIN INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI Spain Index Fund                      MSCI Spain Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,845                             $10,917
2/28/97                     $12,893                             $13,066
8/31/97                     $15,092                             $15,379
2/28/98                     $20,478                             $21,053
8/31/98                     $20,009                             $20,589
2/28/99                     $24,389                             $24,970
8/31/99                     $22,686                             $23,707
2/29/00                     $24,902                             $27,540
8/31/00                     $22,275                             $24,275
2/28/01                     $22,579                             $23,591
6/27/01**                   $19,724                             $20,307
8/31/01                     $19,786                             $20,378

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 27, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 27, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  SWEDEN

                         iSHARES MSCI SWEDEN INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (46.99)%  (47.92)%   (48.62)%             4.83%     4.73%     7.73%              6.95%       5.79%         9.27%
-------------------------------------------------------------------------------------------------------------------

                                           CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (46.99)%  (47.92)%   (48.62)%             26.62%    26.03%    45.09%             44.51%      36.01%        62.49%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 27, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI SWEDEN INDEX FUND

Consumer Discretionary                         11.16%
Consumer Staples                                1.03%
Financials                                     27.28%
Health Care                                     2.23%
Industrials                                    21.74%
Information Technology                         24.18%
Materials                                       5.72%
Telecommunication Services                      6.66%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Sweden Index Fund (the "Sweden Fund") was -46.99% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -48.62% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Sweden Fund outperformed the benchmark by 1.63 percentage points over the reporting period, due to the positive impact of portfolio sampling and effect of uninvested assets, which contributed 2.40 and 0.21 percentage points, respectively, to the Fund's returns. These factors were partially offset by the negative impact of expenses and revenue differential, which subtracted 0.84 and
0.14 percentage points, respectively, from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  SWEDEN (CONTINUED)

   As stated in the introduction, regulations can affect the Investment Adviser's ability to optimize a Fund's portfolio. Due to the Single Issuer Rule, the Sweden Fund was obligated to underweight Ericsson during the first half of the reporting period. As an example, in September 2000, Ericsson's weight in the Index was 43.65%, while in the Fund that weight was capped at 25%. Ericsson's impact on the benchmark Index in the reporting period was -75.59%, while its impact on the Fund's return was -47.91%.

   KEY MARKET CONDITIONS

   Swedish equities were very weak over the year ended August 31, 2001. Two main factors were responsible: a major decline in market sentiment toward the telecommunications sector and the overall slowdown in the global economy. The weakness of the Swedish krona further reduced returns for U.S. dollar-based investors.

   Besides the general pessimism toward telecom companies, shares of Ericsson -- the largest stock in both the MSCI Sweden Index and the Fund's portfolio -- were also depressed by company-specific disappointments. In October 2000, Ericsson's stock fell sharply when the company cut its profit forecast for the fourth quarter of 2000. It said that the revision was due largely to continued weakness in its wireless handset business. Just how weak that unit was only became apparent later: Ericsson's wireless handset division eventually posted a loss of more than $1 billion for the fourth quarter. Ericsson's shares again fell sharply in March of 2001 when the company said it would post a loss for the first quarter after having previously expected to break even. Investors responded positively to Ericsson's efforts to stem the losses, which included a decision to outsource production of its mobile phones. As the reporting period ended, however, sentiment toward Ericsson was again generally poor, casting a shadow over other Swedish stocks.

   The uncertain economic environment posed another challenge for Swedish corporations, investors and policy makers. The slowdown in global economic activity weighed on industrial activity in Sweden at the same time as domestic inflation was accelerating. In early July of 2001, the Swedish Central Bank attempted to remedy the latter problem by raising interest rates a quarter of a percentage point. The bank said it was concerned that Swedish inflation would exceed its target rate of 2% in 2002 and 2003. Whether the move succeeded in quelling inflation remained to be seen as the reporting period ended.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI SWEDEN INDEX FUND VS. THE MSCI SWEDEN INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              iShares MSCI Sweden Index Fund               MSCI Sweden Index
3/12/96                     $10,000                             $10,000
8/31/96                     $11,413                             $11,200
2/28/97                     $13,357                             $13,344
8/31/97                     $14,847                             $14,856
2/28/98                     $16,353                             $16,596
8/31/98                     $15,659                             $16,093
2/28/99                     $16,748                             $17,416
8/31/99                     $19,590                             $20,846
2/29/00                     $31,615                             $37,492
8/31/00                     $27,260                             $31,626
2/28/01                     $18,896                             $21,515
6/27/01**                   $14,949                             $16,763
8/31/01                     $14,451                             $16,249

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 27, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 27, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  SWITZERLAND

                       iSHARES MSCI SWITZERLAND INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (16.08)%  (16.89)%   (14.39)%             4.20%     4.53%     5.89%              4.31%       3.81%         5.97%
-------------------------------------------------------------------------------------------------------------------

                                          CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (16.08)%  (16.89)%   (14.39)%             22.84%    24.83%    33.10%             26.03%      22.63%        37.35%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                       iSHARES MSCI SWITZERLAND INDEX FUND

Consumer Discretionary                          5.13%
Consumer Staples                               11.82%
Financials                                     29.21%
Health Care                                    32.36%
Industrials                                     7.35%
Information Technology                          0.79%
Materials                                      11.07%
Telecommunication Services                      2.27%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI Switzerland Index Fund (the "Switzerland Fund") was -16.08% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -14.39% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Switzerland Fund underperformed the benchmark by 1.69 percentage points over the reporting period, due to the negative impact of expenses, revenue differential and portfolio sampling, which subtracted 0.84, 0.59 and 0.45 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.19 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  SWITZERLAND (CONTINUED)

   KEY MARKET CONDITIONS

   The defensive qualities of Switzerland's equity market served it well over the year ended August 31, 2001 as the Swiss stock market's decline was less severe than in many other countries. As it became more apparent that economic growth in many countries around the world was declining, investors rotated into defensive areas such as insurance, banking, consumer staples, health and personal care stocks. These sectors, which account for a large part of the Swiss stock market, were among the better-performing areas in Europe during the reporting period.

   A number of large Swiss companies also reported better-than-expected earnings, which helped to drive up their stocks. Shares of pharmaceutical maker Novartis, for example, rose over the spring after it outperformed analysts' forecasts. The company -- Switzerland's largest -- said that strong demand for its osteoporosis, asthma and hypertension drugs boosted itS first-half 2001 profits by 10%. Switzerland's other large multinational, Nestle, also beat expectations over the first half of 2001, citing strong sales in the emerging markets.

   Despite evidence that these and other Swiss companies have been faring comparatively well, Switzerland was not immune to downturns in other sectors and markets. In August 2001, for example, United Bank of Switzerland (UBS) reported that its profits had dropped 26% from those in the second quarter. The company, Switzerland's biggest bank, said that losses in its private equity business were largely responsible for the disappointing results. Thus, while the defensive characteristics of many Swiss companies helped to support their equities over the reporting period, those with indirect exposure to declining global capital and consumer markets did not perform as well.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI SWITZERLAND INDEX FUND VS. THE MSCI SWITZERLAND INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI Switzerland Index Fund              MSCI Switzerland Index
3/12/96                     $10,000                             $10,000
8/31/96                     $10,260                             $10,319
2/28/97                     $10,210                             $10,347
8/31/97                     $11,972                             $11,998
2/28/98                     $15,124                             $16,271
8/31/98                     $14,515                             $15,609
2/28/99                     $15,019                             $16,706
8/31/98                     $14,727                             $15,974
2/29/00                     $13,569                             $14,310
8/31/00                     $15,016                             $16,045
2/28/01                     $14,987                             $15,910
6/20/01**                   $12,988                             $13,993
8/31/01                     $12,603                             $13,735

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------

* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  TAIWAN

                         iSHARES MSCI TAIWAN INDEX FUND
                            PERFORMANCE AS OF 8/31/01

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(45.09)%      (47.44)%     (44.46)%      (45.51)%     (46.02)%   (45.08)%
--------------------------------------------------------------------------------

                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
              ONE YEAR                            SINCE INCEPTION
----------------------------------       ---------------------------------------
   NAV         MARKET       INDEX*        NAV         MARKET     INDEX*
--------      --------     -------       --------     --------  --------
(45.09)%      (47.44)%     (44.46)%      (45.51)%     (51.96)%   (51.20)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 22, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                         iSHARES MSCI TAIWAN INDEX FUND

Consumer Discretionary                          5.32%
Consumer Staples                                1.65%
Financials                                     16.09%
Industrials                                     5.66%
Information Technology                         62.02%
Materials                                       9.26%



   PERFORMANCE REVIEW

   The total return of the iShares MSCI Taiwan Index Fund (the "Taiwan Fund") was -45.09% for the one-year period ended August 31, 2001. The corresponding MSCI Index returned -44.46% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The Taiwan Fund underperformed the benchmark by 0.63 percentage points over the reporting period, due to the negative impact of expenses, revenue differential and portfolio sampling, which subtracted 0.99, 0.16 and 0.13 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets, which added 0.65 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  TAIWAN (CONTINUED)

   KEY MARKET CONDITIONS

   Taiwan's equity market was among the weakest in the world over the year ended August 31, 2001. The cyclical downturn in demand for electronic components and instruments, especially semiconductors, was largely to blame; stocks in this sector comprise a large proportion of the MSCI Taiwan Index.

   To the detriment of firms such as United Microelectronics Company and Taiwan Semiconductor Manufacturing Company, demand for semiconductors declined sharply on two important fronts: The market for personal computers declined at the same time as demand for next-generation wireless telephones proved to be much weaker than expected. Companies that produce chips for these applications were thus deeply out of favor with most investors.

   The impact of the semiconductor slump was felt far and wide in Taiwan's economy and its equity market, but there were a few pockets of better performance. Taiwan's financial sector, for example, gained some momentum from declining interest rates both at home and abroad. The U.S. Federal Reserve Board moved aggressively to cut interest rates in 2001. Taiwan's central bank also loosened its monetary policy, a move that helped to bolster financial shares.

   In addition, sentiment toward Taiwan's semiconductor industry improved, albeit sporadically, over the second and third quarters of 2001. Some investors and economists reasoned that much of the bad news was already priced into Taiwan's semiconductor stocks, and argued that these issues were now undervalued ahead of an anticipated recovery. As the reporting period ended, however, it remained unclear just when such a recovery might materialize.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI TAIWAN INDEX FUND VS. THE MSCI TAIWAN INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               iShares MSCI Taiwan Index Fund             MSCI Taiwan Index
6/21/00                     $10,000                             $10,000
6/30/00                     $ 9,638                             $ 9,604
8/31/00                     $ 8,790                             $ 8,785
12/31/00**                  $ 5,469                             $ 5,441
2/28/01                     $ 6,540                             $ 6,523
6/22/01***                  $ 5,351                             $ 5,354
8/31/01                     $ 4,826                             $ 4,880

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------
* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.
** The Index changed from being based on the reinvestment of gross dividends to being based on the reinvestment of net dividends, effective December 31, 2000.
*** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 22, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 22, 2001 and the new Provisional Index thereafter.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

  UNITED KINGDOM

                     iSHARES MSCI UNITED KINGDOM INDEX FUND
                            PERFORMANCE AS OF 8/31/01

-------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (16.20)%  (16.21)%  (15.37)%              7.06%     7.30%     7.67%              8.36%       8.10%         9.00%
-------------------------------------------------------------------------------------------------------------------

                                            CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
           ONE YEAR                               FIVE YEARS                              SINCE INCEPTION
---------------------------------      ----------------------------------       -----------------------------------
   NAV      MARKET     INDEX*                NAV     MARKET     INDEX*               NAV       MARKET       INDEX*
 -------    -------    ------              -------   -------   ------              -------     -------      ------
  (16.20)%  (16.21)%   (15.37)%             40.63%    42.23%    44.70%             55.26%      53.02%        60.30%
-------------------------------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to June 20, 2001 and the new MSCI Provisional Index thereafter.

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SECTOR BREAKOUT
                                 ---------------
                     iSHARES MSCI UNITED KINGDOM INDEX FUND

Consumer Discretionary                         10.13%
Consumer Staples                                9.21%
Energy                                         14.89%
Financials                                     25.88%
Health Care                                    13.93%
Industrials                                     5.94%
Information Technology                          1.27%
Materials                                       3.50%
Telecommunication Services                     10.93%
Utilities                                       4.32%

   PERFORMANCE REVIEW

   The total return of the iShares MSCI United Kingdom Index Fund (the "U.K. Fund") was -16.20% over the one-year period ended August 31, 2001. The corresponding MSCI Index returned -15.37% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS

   The United Kingdom Fund underperformed the benchmark during the reporting period by 0.83 percentage points, due to the negative impact of expenses and portfolio sampling, which subtracted 0.84 and 0.26 percentage points, respectively, from the Fund's returns. These factors were partially offset by the positive impact of effect of uninvested assets and revenue differential, which added 0.25 and 0.02 percentage points, respectively, to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

  UNITED KINGDOM (CONTINUED)

   KEY MARKET CONDITIONS

   A number of factors combined to drive the U.K. equity market lower over the year ended August 31, 2001. Chief among these was the global economic slowdown. Concerns that U.S. consumer spending in particular would slow led investors to tread cautiously. As it turned out, consumer spending in both the U.S. and the U.K. remained surprisingly robust, though investors continued to worry that a serious decline was just around the corner.

   So, apparently, did the Bank of England. Initially more restrained than the U.S. Federal Reserve Board in lowering interest rates earlier in 2001, the Bank eventually ended up cutting rates four times through late August. The move came despite a mixed economic picture as the U.K. manufacturing sector tipped into recession over the summer of 2001. In addition, many companies announced job cuts even as the country's unemployment rate fell to a 26-year low in July. Perhaps for that reason, U.K. consumers continued to spend, and investors saw some cause for optimism in that news.

   Overall, however, caution was the watchword. Given the lack of certainty regarding the economy and corporate profits, investors tended to favor U.K. stocks in sectors that are traditionally regarded as defensive, such as banks. These stocks also rose as interest rates declined. At the other end of the spectrum were technology- and telecommunications-related companies, which continued to grapple with a cyclical downturn. The U.K.'s technology sector was hit particularly hard after telecom-equipment maker Marconi issued a profit warning in early July. The company then took the unusual -- and, to many investors, alarming -- step of suspending trading in its shares. When it resumed, Marconi's shares dropped as much as 54% and sent ripples that drove down numerous other U.K. stocks. The technology sector regained some ground in August, as investors bought up depressed shares. Overall, however, an air of pessimism continued to cloud the market.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE iSHARES MSCI UNITED KINGDOM INDEX FUND VS. THE MSCI UNITED KINGDOM INDEX*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         iShares MSCI United Kingdom Index Fund        MSCI United Kingdom Index
3/12/96                     $10,000                             $10,000
8/31/96                     $11,040                             $11,078
2/28/97                     $12,767                             $12,996
8/31/97                     $14,405                             $14,601
2/28/98                     $17,432                             $17,851
8/31/98                     $16,564                             $16,742
2/28/99                     $18,581                             $18,971
8/31/99                     $19,102                             $19,461
2/29/00                     $18,007                             $18,552
8/31/00                     $18,528                             $18,941
2/28/01                     $16,727                             $17,134
6/20/01**                   $15,737                             $16,238
8/31/01                     $15,526                             $16,030

                            ------------------------
            Past performance is not predictive of future performance
                            ------------------------



------------------

* The chart assumes a hypothetical $10,000 initial investment in the Fund at NAV and reflects all expenses of the Fund. Investors should note that the Fund is professionally managed while the relevant MSCI Index is unmanaged, does not incur expenses and is not available for investment.

** On May 31, 2001, and prior to its complete implementation, MSCI began calculating a provisional index series. The Fund restructured its portfolio to benchmark its relevant provisional index on June 20, 2001. The index performance shown in the graph reflects the former index (Standard Index) up to June 20, 2001 and the new Provisional Index thereafter.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI AUSTRALIA INDEX FUND

--------------------------------------------------------------------------------

 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           BANKS                          29.43%
  334,366  Australia and New Zealand
             Banking Group Limited                 $ 2,970,554
  294,469  Commonwealth Bank of Australia            4,545,422
  362,483  National Australia Bank Limited           6,330,113
  409,324  Westpac Banking Corporation
             Limited                                 2,994,023
                                                   -----------
                                                    16,840,112
                                                   -----------
           BEVERAGES                       4.15%
   33,914  BRL Hardy Limited                           193,551
  103,881  Coca-Cola Amatil Limited                    289,326
  471,665  Foster's Group Limited                    1,282,655
  145,235  Southcorp Limited                           611,149
                                                   -----------
                                                     2,376,681
                                                   -----------
           CHEMICALS                       0.28%
   64,945  Orica Limited                               159,327
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      2.44%
  226,393  Brambles Industries Limited++             1,176,537
   90,458  Computershare Limited                       217,921
                                                   -----------
                                                     1,394,458
                                                   -----------
           CONTAINERS & PACKAGING          0.89%
  149,358  Amcor Limited++                             507,513
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.33%
   35,464  Leighton Holdings Limited                   186,354
                                                   -----------
           CONSTRUCTION MATERIALS          2.24%
  138,229  Boral Limited                               252,298
  225,463  CSR Limited                                 764,928
   94,147  James Hardie Industries Limited             262,463
                                                   -----------
                                                     1,279,689
                                                   -----------
           DIVERSIFIED FINANCIALS          2.82%
   23,405  Australian Stock Exchange Limited           156,596
   41,602  Macquarie Bank Limited                      847,253
   87,544  Suncorp-Metway Limited++                    611,335
                                                   -----------
                                                     1,615,184
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.29%
  517,545  Telstra Corporation Limited               1,309,420
                                                   -----------
           ELECTRIC UTILITIES              0.11%
   19,251  Energy Developments Limited                  65,809
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.08%
  152,334  ERG Limited                                  43,269
                                                   -----------
           FOOD & DRUG RETAILING           4.30%
  276,613  Coles Myer Limited                        1,027,219
  253,704  Woolworths Limited                        1,431,500
                                                   -----------
                                                     2,458,719
                                                   -----------
           FOOD PRODUCTS                   0.51%
  140,337  Futuris Corporation Limited                 138,777
  233,554  Goodman Fielder Limited                     152,333
                                                   -----------
                                                       291,110
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           GAS UTILITIES                   0.64%
   84,165  Australian Gas Light Company
             Limited                               $   369,218
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.51%
   12,276  Cochlear Limited                            292,710
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.83%
   94,054  Mayne Nickless Limited++                    309,400
   38,781  Sonic Healthcare Limited                    166,577
                                                   -----------
                                                       475,977
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    1.01%
   63,798  Aristocrat Leisure Limited++                241,951
  121,799  TAB Limited                                 165,291
   36,270  TABCORP Holdings Limited                    171,454
                                                   -----------
                                                       578,696
                                                   -----------
           INDUSTRIAL CONGLOMERATES        2.37%
  180,482  Pacific Dunlop Limited                       66,454
   85,064  Wesfarmers Limited++                      1,292,958
                                                   -----------
                                                     1,359,412
                                                   -----------
           INSURANCE                       6.68%
  261,640  AMP Limited                               2,707,588
  330,832  NRMA Insurance Group Limited                569,038
   96,627  QBE Insurance Group Limited++               543,836
                                                   -----------
                                                     3,820,462
                                                   -----------
           MEDIA                          10.46%
  118,265  John Fairfax Holdings Limited               240,121
  346,270  The News Corporation Limited              2,764,855
  417,694  The News Corporation Limited -
             Preferred Ordinary                      2,823,455
   31,868  Publishing & Broadcasting Limited           157,568
                                                   -----------
                                                     5,985,999
                                                   -----------
           METALS & MINING                13.27%
  877,703  BHP Billiton Limited                      4,302,781
   44,919  Iluka Resources Limited                      95,218
  423,026  M.I.M. Holdings Limited                     238,088
   58,993  Newcrest Mining Limited                     129,831
  434,496  Normandy Mining Limited                     237,687
  111,228  OneSteel Limited                             60,027
   73,563  Rio Tinto Limited                         1,303,606
   21,917  Sons of Gwalia Limited                       84,964
  259,749  WMC Limited                               1,139,067
                                                   -----------
                                                     7,591,269
                                                   -----------
           MULTILINE RETAIL                0.69%
   95,883  David Jones Limited                          55,982
  156,333  Harvey Norman Holdings Limited              337,477
                                                   -----------
                                                       393,459
                                                   -----------
           OIL & GAS                       2.67%
  142,445  Origin Energy Limited                       239,763
  146,010  Santos Limited                              491,067
  110,391  Woodside Petroleum Limited                  797,822
                                                   -----------
                                                     1,528,652
                                                   -----------
           PAPER & FOREST PRODUCTS         0.31%
   78,244  PaperlinX Limited                           175,614
                                                   -----------



                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI AUSTRALIA INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           PHARMACEUTICALS                 2.08%
   37,386  CSL Limited                              $  905,831
   37,851  FH Faulding & Company Limited               284,309
                                                   -----------
                                                     1,190,140
                                                   -----------
           REAL ESTATE                     7.55%
   81,468  AMP Diversified Property Trust              109,702
  228,005  BT Office Trust                             188,291
  103,199  Colonial First State Property
              Trust Group                              116,165
  269,452  Deutsche Office Trust                       197,007
  229,400  Gandel Retail Trust                         139,971
  425,568  General Property Trust                      615,584
  101,556  Lend Lease Corporation Limited              566,236
  143,003  Mirvac Group                                300,126
  169,198  Stockland Trust Group                       388,032
  106,175  Westfield Holdings Limited                  948,635
  437,813  Westfield Trust                             750,744
                                                   -----------
                                                     4,320,493
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           TRANSPORTATION INFRASTRUCTURE   1.06%
  214,861  Macquarie Infrastructure Group          $   369,339
  105,648  Transurban Group*                           238,955
                                                   -----------
                                                       608,294
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $56,239,965)                     57,218,040
                                                   -----------
           TOTAL INVESTMENTS
             (COST $56,239,965)+         100.00%   $57,218,040
                                         =======   ===========

--------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $57,733,163. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 4,435,534
           Excess of tax cost over value            (4,950,657)
                                                   -----------
                                                   $  (515,123)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI AUSTRIA INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        2.17%
   23,618  Austrian Airlines                        $  248,873
                                                   -----------
           BANKS                          13.64%
   29,400  Erste Bank der oesterreichischen
             Sparkassen                              1,561,551
                                                   -----------
           BEVERAGES                       2.43%
    6,860  BBAG Oesterreichische
             Brau-Beteiligungs                         278,864
                                                   -----------
           BUILDING PRODUCTS               4.60%
   32,004  Wienerberger                                527,082
                                                   -----------
           CHEMICALS                       1.05%
    1,694  Lenzing                                     120,013
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  3.07%
   12,334  BWT                                         351,251
                                                   -----------
           CONSTRUCTION MATERIALS          4.83%
   29,288  RHI++                                       553,387
                                                   -----------
           CONTAINERS & PACKAGING          4.95%
   11,522  Mayr-Melnhof Karton                         566,764
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      9.32%
  162,904  Telekom Austria AG*++                     1,066,947
                                                   -----------
           ELECTRIC UTILITIES              4.87%
    6,258  Oesterreichische
             Elektrizitaetswirtschafts - Class A       558,299
                                                   -----------
           INSURANCE                       3.04%
    2,366  Generali Holding Vienna                     348,181
                                                   -----------


 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MACHINERY                       4.89%
   18,844  VA Technologie                          $   559,753
                                                   -----------
           METALS & MINING                 9.83%
   13,188  Boehler-Uddeholm                            578,272
   18,256  Voest-Alpine                                547,262
                                                   -----------
                                                     1,125,534
                                                   -----------
           OIL & GAS                      16.26%
   19,152  OMV                                       1,861,546
                                                   -----------
           TOBACCO                        10.17%
   15,162  Austria Tabakwerke                        1,164,517
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   4.88%
   16,772  Flughafen Wien                              558,691
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $11,306,584)                     11,451,253
                                                   -----------
           TOTAL INVESTMENTS
             (COST $11,306,584)+         100.00%   $11,451,253
                                         =======   ===========

-----------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $11,531,814. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $   923,320
           Excess of tax cost over value            (1,003,881)
                                                   -----------
                                                   $   (80,561)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI BELGIUM INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           BANKS                          21.62%
  107,016  Dexia                                   $ 1,699,284
   11,886  KBC Bankverzekeingsholding                  438,583
                                                   -----------
                                                     2,137,867
                                                   -----------
           BEVERAGES                       4.55%
   18,102  Interbrew                                   449,902
                                                   -----------
           BUILDING PRODUCTS               0.94%
    1,155  Glaverbel                                    93,169
                                                   -----------
           CHEMICALS                       4.67%
    8,064  Solvay                                      461,495
                                                   -----------
           DISTRIBUTORS                    1.46%
      819  D'Ieteren                                   144,257
                                                   -----------
           DIVERSIFIED FINANCIALS         30.51%
    7,287  Algmene Maatschappij voor
             Nijverheidskredit NV                      291,919
   81,522  Fortis B                                  2,270,507
    8,127  Groupe Bruxelles Lambert++                  454,026
                                                   -----------
                                                     3,016,452
                                                   -----------
           ELECTRIC UTILITIES              9.58%
    4,200  Electrabel                                  946,950
                                                   -----------
           ELECTRICAL EQUIPMENT            1.55%
    4,200  Bekaert NV                                  153,755
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   1.04%
    2,625  Barco NV                                    102,821
                                                   -----------
           FOOD & DRUG RETAILING           8.18%
    8,106  Colruyt NV                                  339,235
    8,085  Delhaize Le Lion                            469,307
                                                   -----------
                                                       808,542
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           HEALTH CARE EQUIPMENT &
             SUPPLIES                      2.06%
    4,326  Omega Pharma SA                         $  204,149
                                                   ----------
           INSURANCE                       1.66%
    5,649  Gevaert NV                                 164,209
                                                   ----------
           LEISURE EQUIPMENT & PRODUCTS    2.47%
   17,892  Agfa Gevaert NV                            243,796
                                                   ----------
           MARINE                          0.89%
    1,680  Compagnie Maritime Belge                    88,514
                                                   ----------
           METALS & MINING                 3.99%
    9,429  Umicore++                                  394,260
                                                   ----------
           PHARMACEUTICALS                 4.83%
   11,256  UCB                                        477,504
                                                   ----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $10,969,717)                     9,887,642
                                                   ----------
           TOTAL INVESTMENTS
             (COST $10,969,717)+         100.00%   $9,887,642
                                         =======   ==========
----------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $11,247,024. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost             $ 194,599
           Excess of tax cost over value            (1,553,981)
                                                   -----------
                                                   $(1,359,382)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI BRAZIL (FREE) INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

             COMMON AND PREFERRED
               STOCK - BASKET            100.00%
             AEROSPACE & DEFENSE           3.20%
     67,500  Empresa Brasileira de
               Aeronautica                         $   441,886
                                                   -----------
             BANKS                        16.82%
147,400,000  Banco Bradesco Pfd                        664,484
 16,675,000  Banco Itau Pfd                          1,147,509
 13,000,000  Unibanco - Uniao de Bancos
               Brasileiros                             514,700
                                                   -----------
                                                     2,326,693
                                                   -----------
             BEVERAGES                     9.08%
  6,650,000  Companhia de Bebidas das
               Americas Pfd                          1,256,488
                                                   -----------
             BUILDING PRODUCTS             0.30%
  2,475,000  Duratex Pfd                                41,234
                                                   -----------
             CHEMICALS                     0.37%
    300,000  Copene Petroquimica do
               Nordeste Pfd A                           51,509
                                                   -----------
             DIVERSIFIED TELECOMMUNICATIONS
               SERVICES                   13.05%
 18,950,000  Brasil Telecom Participacoes              101,770
 67,200,000  Brasil Telecom Participacoes Pfd          392,505
 21,275,000  Embratel Participacoes                     97,576
 69,250,000  Embratel Participacoes Pfd                293,179
 16,650,000  Tele Norte Leste Participacoes            169,698
 68,925,000  Tele Norte Leste Participacoes Pfd        751,123
                                                   -----------
                                                     1,805,851
                                                   -----------
             ELECTRIC UTILITIES            9.94%
 30,975,000  Centrais Electricas Brasileiras           443,194
 18,125,000  Centrais Electricas Brasileiras
               Pfd B Shares                            227,362
 46,950,000  Centrais Geradoras do Sul
               do Brasil                                71,594
 31,250,000  Cia. Paranaense de
               Energia-Copel                           224,789
 29,725,000  Companhia Energetica de Minas
               Gerais Pfd*                             322,652
  3,150,000  Electropaulo Metro Politana                85,338
                                                   -----------
                                                     1,374,929
                                                   -----------
             FOOD & DRUG RETAILING         1.52%
 10,800,000  Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar Pfd                              209,565
                                                   -----------
             FOOD PRODUCTS                 0.48%
    150,000  Sadia                                      66,445
                                                   -----------
             HOUSEHOLD PRODUCTS            0.19%
  7,325,000  Bombril Cirio Pfd                          26,417
                                                   -----------
             MEDIA                         0.62%
    250,000  Globo Cabo Pfd*                            85,261
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

             METALS & MINING               7.34%
  9,775,000  Companhia Siderurgica Nacional        $   136,413
     32,500  Companhia Vale do Rio Doce
               Pfd A                                   653,567
 20,225,000  Gerdau SA                                 130,816
     42,500  Usinas Siderurgicas de Minas
               Gerais Pfd A                             94,963
                                                   -----------
                                                     1,015,759
                                                   -----------
             OIL & GAS                    26.30%
 13,500,000  Companhia Brasileira de
               Petroleo Ipiranga Pfd                    71,443
     62,500  Petroleo Brasileiro                     1,411,211
    100,000  Petroleo Brasileiro Pfd                 2,156,017
                                                   -----------
                                                     3,638,671
                                                   -----------
             PAPER & FOREST PRODUCTS       2.69%
    150,000  Aracruz Celulose Pfd B                    259,898
  3,850,000  Votorantim Celulose e Papel Pfd           112,436
                                                   -----------
                                                       372,334
                                                   -----------
             TEXTILES & APPAREL            0.61%
  1,475,000  Companhia de Tecidos Norte
               de Minas                                 83,840
                                                   -----------
             TOBACCO                       1.13%
     35,000  Souza Cruz                                156,135
                                                   -----------
             WIRELESS TELECOMMUNICATIONS
               SERVICES                    6.36%
 74,200,000  Tele Celular Sul Participacoes
               Pfd                                      95,695
 82,500,000  Tele Centro Oeste Celular
               Participacoes Pfd                       168,169
 73,325,000  Tele Nordeste Celular
               Participacoes Pfd                        84,506
 71,125,000  Telemig Celular Participacoes
               SA Pfd                                   96,748
 84,725,000  Telesp Celular Participacoes
               Pfd                                     435,083
                                                   -----------
                                                       880,201
                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $20,935,462)                   13,833,218
                                                   -----------
             TOTAL INVESTMENTS
               (COST $20,935,462)+       100.00%   $13,833,218
                                         =======   ===========

----------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $21,345,052. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $     6,331
           Excess of tax cost over value            (7,518,165)
                                                   -----------
                                                   $(7,511,834)
                                                   ===========


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI CANADA INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AEROSPACE & DEFENSE             4.41%
   86,994  Bombardier Incorporated -
             Class B                               $ 1,122,431
   18,387  CAE Incorporated                            150,052
                                                   -----------
                                                     1,272,483
                                                   -----------
           AUTO COMPONENTS                 1.40%
    6,561  Magna International Incorporated -
             Class A                                   402,311
                                                   -----------
           BANKS                          20.14%
   44,469  Bank of Montreal                          1,191,979
   42,471  Bank of Nova Scotia                       1,321,996
   31,941  Canadian Imperial Bank of
             Commerce                                1,131,463
   16,173  National Bank of Canada                     307,789
   57,996  Royal Bank of Canada                      1,856,126
                                                   -----------
                                                     5,809,353
                                                   -----------
           BEVERAGES                       0.45%
    4,050  Molson Incorporated - Class A               130,506
                                                   -----------
           BIOTECHNOLOGY                   0.39%
    5,751  QLT Incorporated*                           111,970
                                                   -----------
           BUILDING PRODUCTS               0.32%
    5,427  Royal Group Technologies Limited*            92,778
                                                   -----------
           CHEMICALS                       1.82%
    9,828  Agrium Incorporated                         104,614
    7,236  NOVA Chemicals Corporation                  141,630
    4,428  Potash Corporation of
             Saskatchewan Incorporated                 279,517
                                                   -----------
                                                       525,761
                                                   -----------
           COMMUNICATIONS EQUIPMENT        5.82%
  269,784  Nortel Networks Corporation               1,679,515
                                                   -----------
           COMPUTERS & PERIPHERALS         0.62%
   19,521  ATI Technologies Incorporated*              178,826
                                                   -----------
           DIVERSIFIED FINANCIALS          3.53%
   12,987  Brascan Corporation - Class A               236,683
   12,501  C. I. Fund Management Incorporated           98,227
    8,964  Investors Group Incorporated                133,006
   13,392  Power Corporation of Canada                 317,068
   10,368  Power Financial Corporation                 232,429
                                                   -----------
                                                     1,017,413
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.65%
    3,780  Aliant Incorporated                          80,106
   22,410  BCE Incorporated                            553,708
    9,396  TELUS Corporation                           131,232
                                                   -----------
                                                       765,046
                                                   -----------
           ELECTRIC UTILITIES              0.80%
   14,364  TransAlta Corporation++                     229,346
                                                   -----------
           ELECTRICAL EQUIPMENT            0.91%
    5,346  Ballard Power Systems Incorporated*         100,360
    6,993  C-MAC Industries Incorporated*              163,084
                                                   -----------
                                                       263,444
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   2.39%
   15,066  Celestica Incorporated*                 $   548,950
   11,097  Onex Corporation                            141,102
                                                   -----------
                                                       690,052
                                                   -----------
           ENERGY EQUIPMENT & SERVICES     0.38%
    4,509  Precision Drilling Corporation*             110,536
                                                   -----------
           FOOD & DRUG RETAILING           2.11%
    4,482  George Weston Limited                       291,022
    9,423  Loblaw Companies Limited                    318,538
                                                   -----------
                                                       609,560
                                                   -----------
           GAS UTILITIES                   3.81%
   13,149  Enbridge Incorporated                       345,839
   40,284  TransCanada PipeLines Limited               507,026
   10,422  Westcoast Energy Incorporated               247,086
                                                   -----------
                                                     1,099,951
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.46%
   10,773  MDS Incorporated - Class B                  132,048
                                                   -----------
           HOTEL RESTAURANT & LEISURE      0.59%
    1,971  Four Seasons Hotels Incorporated             99,408
    3,726  Intrawest Corporation                        70,140
                                                   -----------
                                                       169,548
                                                   -----------
           INSURANCE                      10.23%
   13,689  Canada Life Financial Corporation           402,696
   11,448  Clarica Life Insurance Company              351,320
    1,053  Fairfax Financial Holdings Limited*         157,261
   40,932  Manulife Financial Corporation            1,204,115
   35,883  Sun Life Financial Services of
             Canada                                    835,904
                                                   -----------
                                                     2,951,296
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.22%
    2,781  BCE Emergis Incorporated*                    62,075
                                                   -----------
           IT CONSULTING & SERVICES        0.28%
   14,769  CGI Group Incorporated*                      80,986
                                                   -----------
           MEDIA                           4.22%
    3,456  Quebecor Incorporated - Class B              50,165
    7,668  Quebecor World Incorporated                 198,860
   11,664  Rogers Communications
             Incorporated - Class B                    161,781
   15,174  Shaw Communications
             Incorporated - Class B                    308,453
   15,984  Thomson Corporation                         496,503
                                                   -----------
                                                     1,215,762
                                                   -----------
           METALS & MINING                 9.42%
   24,462  Alcan Incorporated                          890,833
   33,615  Barrick Gold Corporation++                  538,890
    4,725  Cameco Corporation                          108,516
    6,399  Dofasco Incorporated                        104,029
    6,777  Falconbridge Limited                         72,138
   13,527  Franco-Nevada Mining Corporation
             Limited                                   176,101
   15,498  Inco Limited*                               258,150
   13,203  Noranda Incorporated                        138,410
   27,918  Placer Dome Incorporated                    309,239
   15,147  Teck Cominco Limited - Class B              119,214
                                                   -----------
                                                     2,715,520
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI CANADA INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           MULTILINE RETAIL                0.62%
    6,399  Canadian Tire Corporation -
             Class A                               $   109,395
    5,994  Hudson's Bay Company                         68,714
                                                   -----------
                                                       178,109
                                                   -----------
           OIL & GAS                      11.91%
   12,798  Alberta Energy Company Limited              431,389
   11,151  Anderson Exploration Limited                189,914
    5,076  Canadian Hunter Exploration
             Limited*                                   97,420
    9,909  Canadian Natural Resources
             Limited                                   270,402
   10,638  Husky Energy Incorporated                   109,461
   11,880  Imperial Oil Limited                        319,207
   10,260  Nexen Incorporated                          258,800
    4,212  Penn West Petroleum Limited*                 88,310
   18,765  Petro-Canada++                              472,000
    6,372  Rio Alto Exploration Limited*                77,692
    5,859  Shell Canada Limited                        155,008
   18,927  Suncor Energy Incorporated                  523,939
   11,529  Talisman Energy Incorporated                442,164
                                                   -----------
                                                     3,435,706
                                                   -----------
           PAPER & FOREST PRODUCTS         1.32%
   33,777  Abitibi-Consolidated Incorporated           266,058
   12,312  Domtar Incorporated                         114,455
                                                   -----------
                                                       380,513
                                                   -----------
           PHARMACEUTICALS                 1.33%
    8,343  Biovail Corporation*                        384,238
                                                   -----------




 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           REAL ESTATE                     1.17%
    6,480  Brookfield Properties Corporation       $   128,170
   11,394  TrizecHahn Corporation                      210,224
                                                   -----------
                                                       338,394
                                                   -----------
           ROAD & RAIL                     5.83%
   16,308  Canadian National Railway
             Company                                   708,984
   26,865  Canadian Pacific Limited                    973,144
                                                   -----------
                                                     1,682,128
                                                   -----------
           SOFTWARE                        0.45%
    7,263  Cognos Incorporated*                        103,784
    4,590  Descartes Systems Group
             Incorporated*                              26,946
                                                   -----------
                                                       130,730
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $33,670,333)                     28,845,904
                                                   -----------
           TOTAL INVESTMENTS
             (COST $33,670,333)+         100.00%   $28,845,904
                                         =======   ===========

----------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $34,371,353. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 2,034,860
           Excess of tax cost over value            (7,560,309)
                                                   -----------
                                                   $(5,525,449)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AUSTRIA                         0.43%
           BANKS                           0.07%
    1,248  Erste Bank der oesterreichischen
             Sparkassen                            $    66,286
                                                   -----------
           BEVERAGES                       0.01%
      320  BBAG Oesterreichische
             Brau-Beteiligungs                          13,008
                                                   -----------
           BUILDING PRODUCTS               0.00%
       96  Wienerberger                                  1,581
                                                   -----------
           CHEMICALS                       0.01%
      128  Lenzing                                       9,068
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.02%
      576  BWT                                          16,403
                                                   -----------
           CONSTRUCTION MATERIALS          0.02%
      704  RHI                                          13,302
                                                   -----------
           CONTAINERS & PACKAGING          0.02%
      416  Mayr-Melnhof Karton                          20,463
                                                   -----------
           ELECTRIC UTILITIES              0.04%
      448  Oesterreichische
             Elektrizitaetswirtschafts - Class A        39,968
                                                   -----------
           MACHINERY                       0.02%
      512  VA Technologie                               15,209
                                                   -----------
           METALS & MINING                 0.05%
      384  Boehler-Uddeholm                             16,838
      928  Voest Alpine                                 27,819
                                                   -----------
                                                        44,657
                                                   -----------
           OIL & GAS                       0.09%
      800  OMV                                          77,759
                                                   -----------
           TOBACCO                         0.06%
      768  Austria Tabakwerke                           58,986
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.02%
      448  Flughafen Wien                               14,923
                                                   -----------
           TOTAL AUSTRIA (Cost $359,606)               391,613
                                                   -----------
           BELGIUM                         2.57%
           BANKS                           0.62%
   26,432  Dexia                                       419,708
    3,744  KBC Bankverzekeingsholding                  138,150
                                                   -----------
                                                       557,858
                                                   -----------
           BEVERAGES                       0.17%
    6,080  Interbrew                                   151,111
                                                   -----------
           BUILDING PRODUCTS               0.02%
      256  Glaverbel                                    20,650
                                                   -----------
           CHEMICALS                       0.09%
    1,376  Solvay                                       78,747
                                                   -----------
           DISTRIBUTORS                    0.04%
      192  D'Ieteren                                    33,819
                                                   -----------
           DIVERSIFIED FINANCIALS          0.84%
   20,992  Fortis B                                    584,658
    3,136  Groupe Bruxelles Lambert                    175,197
                                                   -----------
                                                       759,855
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           BELGIUM (continued)
           ELECTRIC UTILITIES              0.31%
    1,248  Electrabel                              $   281,379
                                                   -----------
           ELECTRICAL EQUIPMENT            0.03%
      768  Bekaert NV                                   28,115
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.02%
      416  Barco NV                                     16,295
                                                   -----------
           FOOD & DRUG RETAILING           0.17%
    1,120  Colruyt NV                                   46,872
    1,792  Delhaize Le Lion                            104,019
                                                   -----------
                                                       150,891
                                                   -----------
           LEISURE EQUIPMENT & PRODUCTS    0.04%
    3,104  Agfa Gevaert NV                              42,295
                                                   -----------
           MARINE                          0.02%
      320  Compagnie Maritime Belge                     16,860
                                                   -----------
           METALS & MINING                 0.04%
      896  Umicore                                      37,465
                                                   -----------
           PHARMACEUTICALS                 0.16%
    3,488  UCB                                         147,968
                                                   -----------
           TOTAL BELGIUM (Cost $2,223,606)           2,323,308
                                                   -----------
           FINLAND                         4.72%
           BEVERAGES                       0.06%
    2,688  Hartwall Oyj ABP                             51,277
                                                   -----------
           BUILDING PRODUCTS               0.06%
    3,200  Uponor Oyj                                   51,161
                                                   -----------
           CHEMICALS                       0.03%
    3,200  Kemira Oyj                                   25,086
                                                   -----------
           COMMUNICATIONS EQUIPMENT        3.49%
  201,600  Nokia Oyj                                 3,155,380
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.07%
   16,000  Sonera Oyj                                   64,678
                                                   -----------
           FOOD & DRUG RETAILING           0.03%
    3,200  Kesko Oyj - B Shares                         26,889
                                                   -----------
           FOOD PRODUCTS                   0.01%
    6,400  Raisio Group PLC                              6,570
                                                   -----------
           INSURANCE                       0.09%
    9,600  Sampo Oyj - A Shares                         82,410
                                                   -----------
           IT CONSULTING & SERVICES        0.07%
    3,200  TietoEnator Oyj                              67,003
                                                   -----------
           MACHINERY                       0.03%
    3,200  Metso Oyj                                    28,952
                                                   -----------
           METALS & MINING                 0.06%
    3,200  Outokumpu Oyj                                28,051
    6,400  Rautaruukki Oyj                              24,127
                                                   -----------
                                                        52,178
                                                   -----------
           PAPER & FOREST PRODUCTS         0.72%
   28,800  Stora Enso Oyj                              336,180
    9,600  UPM-Kymmene Oyj                             315,250
                                                   -----------
                                                       651,430
                                                   -----------
           TOTAL FINLAND (Cost $8,096,079)           4,263,014
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           FRANCE                         28.72%
           AEROSPACE & DEFENSE             0.38%
   12,000  European Aeronautic Defence
             and Space Company                     $   205,152
    2,528  Thales                                       93,533
      192  Zodiac                                       43,952
                                                   -----------
                                                       342,637
                                                   -----------
           AIRLINES                        0.06%
    3,488  Air France                                   57,445
                                                   -----------
           AUTO COMPONENTS                 0.33%
    5,312  Compagnie Generale des
             Etablissements Michelin -
             Class B                                   166,235
    2,880  Valeo                                       128,455
                                                   -----------
                                                       294,690
                                                   -----------
           AUTOMOBILES                     0.64%
    7,680  PSA Peugeot Citroen                         365,917
    5,056  Renault                                     208,745
                                                   -----------
                                                       574,662
                                                   -----------
           BANKS                           2.52%
   16,736  BNP Paribas                               1,535,497
   12,608  Societe Generale - Class A                  742,159
                                                   -----------
                                                     2,277,656
                                                   -----------
           BEVERAGES                       0.17%
    1,952  Pernod-Ricard                               148,859
                                                   -----------
           BUILDING PRODUCTS               0.52%
    3,040  Compagnie de Saint-Gobain                   466,698
                                                   -----------
           CHEMICALS                       0.57%
    3,648  L'Air Liquide                               515,301
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.07%
    1,664  Societe BIC                                  66,827
                                                   -----------
           COMMUNICATIONS EQUIPMENT        0.80%
   45,760  Alcatel                                     707,076
      320  Sagem                                        14,869
                                                   -----------
                                                       721,945
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.16%
    2,272  Vinci SA                                    144,059
                                                   -----------
           CONSTRUCTION MATERIALS          0.60%
      448  Imersys                                      46,394
    5,504  Lafarge                                     499,232
                                                   -----------
                                                       545,626
                                                   -----------
           DIVERSIFIED FINANCIALS          0.01%
       96  Eurazeo                                       5,581
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.51%
   14,464  France Telecom                              464,334
                                                   -----------
           ELECTRICAL EQUIPMENT            0.58%
    8,224  Alstom                                      223,672
    5,408  Schneider Electric                          299,669
                                                   -----------
                                                       523,341
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           FRANCE (continued)
           ENERGY EQUIPMENT & SERVICES     0.17%
      416  Coflexip                                $    71,422
      544  Technip                                      80,451
                                                   -----------
                                                       151,873
                                                   -----------
           FOOD & DRUG RETAILING           1.37%
   20,992  Carrefour                                 1,116,494
    1,536  Casino Guichard-Perrachon                   125,647
                                                   -----------
                                                     1,242,141
                                                   -----------
           FOOD PRODUCTS                   0.77%
    5,152  Groupe Danone                               700,605
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.12%
      352  Essilor International                       105,328
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.62%
    7,840  Accor                                       306,951
      608  Club Mediterranee                            34,657
    4,608  Sodexho Alliance                            221,852
                                                   -----------
                                                       563,460
                                                   -----------
           HOUSEHOLD DURABLES              0.13%
    4,032  Thomson Multimedia*                         114,312
                                                   -----------
           INSURANCE                       1.73%
   57,440  Axa                                       1,567,959
                                                   -----------
           IT CONSULTING                   0.50%
    2,528  Altran Technologies                         120,792
      800  Atos Origin*                                 63,878
    4,192  Cap Gemini                                  267,322
                                                   -----------
                                                       451,992
                                                   -----------
           MEDIA                           2.72%
    4,736  Lagardere S.C.A.                            221,992
    3,200  Publicis                                     75,869
    4,768  Societe Television Francaise 1              138,556
   37,024  Vivendi Universal                         2,024,676
                                                   -----------
                                                     2,461,093
                                                   -----------
           METALS & MINING                 0.26%
    2,816  Pechiney - Class A                          138,902
    8,448  Usinor                                       94,162
                                                   -----------
                                                       233,064
                                                   -----------
           MULTI-UTILITIES                 1.30%
   34,400  Suez                                      1,171,832
                                                   -----------
           MULTILINE RETAIL                0.42%
    2,816  Pinault-Printemps-Redoute                   379,102
                                                   -----------
           OIL & GAS                       4.34%
   26,560  TotalFinaElf                              3,925,468
                                                   -----------
           PERSONAL PRODUCTS               1.07%
   14,304  L'Oreal                                     969,331
                                                   -----------
           PHARMACEUTICALS                 3.42%
   28,384  Aventis                                   2,075,608
   15,456  Sanofi-Synthelabo                         1,011,595
                                                   -----------
                                                     3,087,203
                                                   -----------
           REAL ESTATE                     0.10%
    1,632  Unibail (Union Du Credit-Bail
             Immobilier)                                88,802
                                                    ----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           FRANCE (continued)
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.69%
   20,544  STMicroelectronics NV                   $   625,181
                                                   -----------
           SOFTWARE                        0.14%
    2,432  Business Objects*                            60,091
    1,600  Dassault Systemes                            62,672
                                                   -----------
                                                       122,763
                                                   -----------
           SPECIALITY RETAIL               0.19%
    3,072  Castorama Dubois Investissement*            171,622
                                                   -----------
           TEXTILES & APPAREL              0.50%
    9,408  LVMH Moet Hennessy Louis Vuitton            456,794
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      0.24%
    6,464  Bouygues                                    218,375
                                                   -----------
           TOTAL FRANCE (Cost $29,124,225)          25,957,961
                                                   -----------
           GERMANY                        20.32%
           AIR FREIGHT & COURIERS          0.21%
   12,800  Deutsche Post                               189,528
                                                   -----------
           AIRLINES                        0.11%
    6,400  Deutsche Lufthansa                           99,764
                                                   -----------
           AUTO COMPONENTS                 0.07%
    4,800  Continental                                  63,660
                                                   -----------
           AUTOMOBILES                     2.33%
   35,200  DaimlerChrysler                           1,533,229
   10,880  Volkswagen                                  480,826
    3,200  Volkswagen - Preferred                       92,148
                                                   -----------
                                                     2,106,203
                                                   -----------
           BANKS                           2.29%
   15,200  Bayerische Hypo-und Vereinsbank             633,080
   20,800  Deutsche Bank                             1,434,105
                                                   -----------
                                                     2,067,185
                                                   -----------
           BIOTECHNOLOGY                   0.13%
    5,856  QIAGEN*                                     122,350
                                                   -----------
           BUILDING PRODUCTS               0.04%
    1,600  Buderus                                      34,664
                                                   -----------
           CHEMICALS                       2.07%
   23,232  BASF                                        949,675
   28,800  Bayer                                       924,821
                                                   -----------
                                                     1,874,496
                                                   -----------
           CONSTRUCTION MATERIALS          0.08%
    1,600  Heidelberger Zement                          71,945
                                                   -----------
           DIVERSIFIED FINANCIALS          0.21%
    2,176  MLP                                         139,355
    4,096  WCM Beteiligungs-und Grundbesitz*            49,933
                                                   -----------
                                                       189,288
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.36%
   80,000  Deutsche Telekom                          1,231,787
                                                   -----------
           ELECTRIC UTILITIES              1.54%
   25,600  E. On                                     1,396,461
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           GERMANY (continued)
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.12%
    2,880  Epcos                                   $   111,947
                                                   -----------
           FOOD PRODUCTS                   0.02%
    3,200  Kamps                                        20,929
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.17%
    1,440  Fresenius Medical Care                      114,327
      640  Fresenius Medical Care - Preferred           36,045
                                                   -----------
                                                       150,372
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.22%
    6,400  Preussag                                    202,434
                                                   -----------
           INDUSTRIAL CONGLOMERATES        2.01%
   35,680  Siemans                                   1,816,995
                                                   -----------
           INSURANCE                       2.94%
    6,208  Allianz                                   1,738,605
    3,200  Muenchener Rueckversicherung-
             Gesellschaft                              917,409
                                                   -----------
                                                     2,656,014
                                                   -----------
           MACHINERY                       0.32%
    1,600  FAG Kugelfischer Georg Schaefer              10,494
    4,128  Linde                                       176,319
    3,200  MAN                                          71,800
    1,600  MAN - Preferred                              28,051
                                                   -----------
                                                       286,664
                                                   -----------
           MEDIA                           0.05%
    4,800  EM. TV & Merchandising*                       9,462
    3,200  ProSiebenSat.1 Media                         33,574
                                                   -----------
                                                        43,036
                                                   -----------
           METALS & MINING                 0.22%
   14,400  ThyssenKrupp                                194,906
                                                   -----------
           MULTI-UTILITIES                 0.81%
   15,360  RWE                                         646,023
    2,624  RWE - Preferred                              83,189
                                                   -----------
                                                       729,212
                                                   -----------
           MULTILINE RETAIL                0.27%
    1,600  KarstadtQuelle                               54,504
    4,800  Metro                                       191,461
                                                   -----------
                                                       245,965
                                                   -----------
           PERSONAL PRODUCTS               0.25%
    1,440  Beiersdorf                                  174,761
      960  Wella                                        48,399
                                                   -----------
                                                       223,160
                                                   -----------
           PHARMACEUTICALS                 0.66%
    3,200  Altana                                      158,134
    2,656  Merck KGaA                                  103,505
    6,400  Schering                                    333,418
                                                   -----------
                                                       595,057
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.32%
    3,200  Aixtron                                      66,684
    9,600  Infineon Technologies                       224,469
                                                   -----------
                                                       291,153
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           GERMANY (continued)
           SOFTWARE                        1.34%
    8,640  SAP                                     $ 1,176,498
      640  Software                                     31,888
                                                   -----------
                                                     1,208,386
                                                   -----------
           SPECIALTY RETAIL                0.04%
    1,184  Douglas Holding                              34,901
                                                   -----------
           TEXTILES & APPAREL              0.12%
    1,600  Adidas-Salomon                              108,368
                                                   -----------
           TOTAL GERMANY (Cost $21,876,209)         18,366,830
                                                   -----------
           GREECE                          0.98%
           BANKS                           0.52%
   80,000  National Bank of Greece ADR                 467,200
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.46%
   51,200  Hellenic Telecommunications
             Organization ADR                          416,256
                                                   -----------
           TOTAL GREECE (Cost $888,369)                883,456
                                                   -----------
           IRELAND                         2.77%
           AIRLINES                        0.13%
   11,328  Ryanair Holdings Plc*                       113,194
                                                   -----------
           BANKS                           0.89%
   36,640  Allied Irish Banks Plc                      412,718
   41,664  Bank of Ireland                             395,506
                                                   -----------
                                                       808,224
                                                   -----------
           CONSTRUCTION MATERIALS          0.41%
   22,080  CRH Plc                                     371,062
                                                   -----------
           CONTAINERS & PACKAGING          0.10%
   38,400  Jefferson Smurfit Group Plc                  85,462
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.09%
   67,744  eircom Plc                                   82,462
                                                   -----------
           FOOD PRODUCTS                   0.08%
    1,472  Greencore Group Plc                           3,624
    5,472  Kerry Group Plc - A Shares                   70,088
                                                   -----------
                                                        73,712
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.03%
    3,200  Jurys Doyle Hotel Group Plc                  27,412
                                                   -----------
           HOUSEHOLD DURABLES              0.03%
   25,600  Waterford Wedgwood Plc                       24,418
                                                   -----------
           INDUSTRIAL CONGLOMERATES        0.03%
    3,200  DCC Plc                                      29,505
                                                   -----------
           INSURANCE                       0.13%
    9,600  Irish Life & Permanent Plc                  117,728
                                                   -----------
           MEDIA                           0.04%
   19,200  Independent News & Media Plc                 37,673
                                                   -----------
           PHARMACEUTICALS                 0.77%
   13,504  Elan Corporation Plc*                       699,219
                                                   -----------
           REAL ESTATE                     0.04%
    5,216  Green Property PLC                           33,878
                                                   -----------
           TOTAL IRELAND (Cost $2,544,358)           2,503,949
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           ITALY                          11.38%
           AIRLINES                        0.03%
   32,000  Alitalia SpA*                           $    30,202
                                                   -----------
           AUTOMOBILES                     0.38%
    9,600  Fiat SpA                                    222,463
    4,800  Fiat SpA - Pfd                               74,474
    3,200  Fiat SpA - RNC                               44,397
                                                   -----------
                                                       341,334
                                                   -----------
           BANKS                           2.61%
   64,000  Banc Nazionale del Lavoro                   183,831
   34,304  Banca di Roma SpA                           106,043
   40,000  Banca Monte dei Paschi di Siena
             SpA                                       124,668
   16,000  Banca Popolare di Milano SpA                 68,428
  153,344  IntesaBci SpA                               510,524
   32,000  IntesaBci SpA - RNC                          68,341
   24,000  Mediobanca SpA                              292,446
   35,968  Sanpaulo IMI SpA                            452,067
  128,000  UniCredito Italiano SpA                     550,445
                                                   -----------
                                                     2,356,793
                                                   -----------
           CONSTRUCTION MATERIALS          0.06%
    6,272  Italcementi SpA                              51,494
                                                   -----------
           DIVERSIFIED FINANCIALS          0.43%
   11,200  Banca Fideuram SpA                          103,979
   60,416  Bipop-Carire SpA                            170,572
    9,600  Mediolanum SpA                              108,493
                                                   -----------
                                                       383,044
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.30%
   97,600  Telecom Italia SpA                          809,373
   78,400  Telecom Italia SpA - RNC                    369,623
                                                   -----------
                                                     1,178,996
                                                   -----------
           ELECTRIC UTILITIES              0.66%
   90,240  Enel SpA                                    597,507
                                                   -----------
           ELECTRICAL EQUIPMENT            0.07%
   32,000  Pirelli SpA                                  63,050
                                                   -----------
           FOOD & DRUG RETAILING           0.04%
    8,000  La Rinascente SpA                            33,778
                                                   -----------
           FOOD PRODUCTS                   0.05%
   17,600  Parmalat Finanziaria SpA                     49,083
                                                   -----------
           GAS UTILITIES                   0.09%
    8,000  Italgas SpA                                  82,911
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.12%
    6,400  Luxottica Group SpA                         108,705
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.06%
    4,800  Autogrill SpA                                52,018
                                                   -----------
           INSURANCE                       1.87%
   12,800  Alleanza Assicurazioni SpA                  153,483
   42,400  Assicurazioni Generali SpA                1,343,825
   14,400  Riunione Adriatica di Sicurta SpA           194,042
      288  Societa Assicuratrice Industriale
             SpA - RNC                                   2,097
                                                   -----------
                                                     1,693,447
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.04%
    5,568  Tiscali SpA*                                 36,564
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           ITALY (continued)
           MEDIA                           0.44%
    6,400  Arnoldo Mondadori Editore SpA           $    40,039
    3,200  Gruppo Editoriale L'Espresso SpA             10,764
   25,600  Mediaset SpA                                200,435
  192,000  Seat Pagine Gialle SpA*                     150,204
                                                   -----------
                                                       401,442
                                                   -----------
           MULTI-UTILITIES                 0.05%
    6,400  ACEA SpA                                     45,649
                                                   -----------
           OIL & GAS                       1.77%
  120,000  ENI SpA                                   1,596,635
                                                   -----------
           TEXTILES & APPAREL              0.15%
    4,480  Benetton Group SpA                           60,556
    6,400  Bulgari SpA                                  72,550
                                                   -----------
                                                       133,106
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.25%
   32,000  Concessioni e Costruzioni
             Autostrade SpA                            223,626
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      0.91%
  160,000  Telecom Italia Mobile SpA                   822,354
                                                   -----------
           TOTAL ITALY (Cost $11,084,932)           10,281,738
                                                   -----------
           NETHERLANDS                    17.70%
           AIR FREIGHT & COURIERS          0.33%
   13,792  TPG                                         293,796
                                                   -----------
           AIRLINES                        0.02%
      896  Koninklijke Luchvaart Maatschappij           13,674
                                                   -----------
           BANKS                           1.16%
   56,800  ABN AMRO Holding                          1,045,354
                                                   -----------
           BEVERAGES                       0.35%
    7,648  Heineken                                    320,624
                                                   -----------
           CHEMICALS                       0.55%
   11,296  Akzo Nobel                                  499,723
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  0.08%
    3,552  Buhrmann                                     29,524
    3,328  Vedior                                       40,964
                                                   -----------
                                                        70,488
                                                   -----------
           DIVERSIFIED FINANCIALS          2.47%
   70,688  ING Groep                                 2,232,036
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.11%
   33,792  Koninklijke KPN                              95,773
                                                   -----------
           FOOD & DRUG RETAILING           0.79%
   23,936  Koninklijke Ahold                           714,488
                                                   -----------
           FOOD PRODUCTS                   1.82%
    5,728  Koniklijke Numico                           189,140
   23,872  Unilever                                  1,458,334
                                                   -----------
                                                     1,647,474
                                                   -----------
           HOUSEHOLD DURABLES              1.61%
   54,048  Philips Electronics                       1,457,201
                                                   -----------
           INSURANCE                       1.28%
   38,240  Aegon                                     1,152,925
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           NETHERLANDS (continued)
           IT CONSULTING & SERVICES        0.04%
   11,712  Getronics                               $    33,939
                                                   -----------
           MACHINERY                       0.05%
      960  IHC Caland                                   48,138
                                                   -----------
           MEDIA                           0.92%
   26,560  Elsevier                                    332,712
    8,032  VNU                                         263,759
   11,232  Wolters Kluwer - CVA                        239,773
                                                   -----------
                                                       836,244
                                                   -----------
           OFFICE ELECTRONICS              0.03%
    2,944  Oce                                          29,551
                                                   -----------
           OIL & GAS                       5.64%
   89,952  Royal Dutch Petroleum Company             5,101,289
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.34%
   17,376  ASML Holding*                               308,741
                                                   -----------
           SPECIALTY RETAIL                0.04%
    3,232  Royal Vendex KBB                             34,204
                                                   -----------
           TRADING COMPANIES &
             DISTRIBUTORS                  0.07%
    3,712  Hagemeyer                                    63,393
                                                   -----------
           TOTAL NETHERLANDS
             (Cost $17,935,402)                     15,999,055
                                                   -----------
           PORTUGAL                        1.14%
           BANKS                           0.37%
   72,032  Banco Comercial Portugues SA*               288,562
    4,032  Banco Espirito Santo SA                      49,629
                                                   -----------
                                                       338,191
                                                   -----------
           CONSTRUCTION MATERIALS          0.06%
    2,976  Cimentos de Portugal SGPS SA                 54,041
                                                   -----------
           DIVERSIFIED FINANCIALS          0.05%
   19,616  BPI - SGPS SA                                43,657
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.26%
   36,256  Portugal Telecom SGPS SA*                   231,203
                                                   -----------
           ELECTRIC UTILITIES              0.23%
   79,200  Electricidade de Portugal SA                205,043
                                                   -----------
           FOOD & DRUG RETAILING           0.02%
    3,328  Jeronimo Martins SGPS SA*                    23,460
                                                   -----------
           INDUSTRIAL CONGLOMERATES        0.03%
   40,608  Sonae SGPS SA                                23,977
                                                   -----------
           PAPER & FOREST PRODUCTS         0.01%
   15,040  Portucel-Empresa Produtora de
             Pasta e Papel SA                           12,296
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.11%
   10,400  Brisa-Auto Estradas de Portugal SA           96,363
                                                   -----------
           TOTAL PORTUGAL (Cost $1,251,379)          1,028,231
                                                   -----------
           SPAIN                           9.27%
           BANKS                           3.56%
  128,064  Banco Bilbao Vizcaya
             Argentaria SA                           1,651,928
  171,584  Banco Santander Central
             Hispano SA                              1,563,340
                                                   -----------
                                                     3,215,268
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI EMU INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           SPAIN (continued)
           BIOTECHNOLOGY                   0.05%
    5,664  Zeltia SA*                              $    47,799
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.11%
   10,080  Amadeus Global Travel
             Distribution SA                            77,282
    2,080  Prosegur Company de
             Seguridad SA                               24,884
                                                   -----------
                                                       102,166
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.21%
    2,208  Actividades de Construccion y
             Servicios SA                               60,533
    2,016  Fomento de Construcciones y
             Contratas SA                               45,600
    5,984  Groupo Dragados SA                           83,712
                                                   -----------
                                                       189,845
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.31%
  180,160  Telefonica SA*                            2,091,534
                                                   -----------
           ELECTRIC UTILITIES              1.37%
   36,736  Endesa SA                                   609,019
   31,296  Iberdrola SA                                428,712
   10,560  Union Fenosa SA                             197,129
                                                   -----------
                                                     1,234,860
                                                   -----------
           FOOD PRODUCTS                   0.01%
    1,696  Viscofan Industria Navarra de
             Emvolturas Celulosicas SA                   7,503
                                                   -----------
           GAS UTILITIES                   0.12%
    5,792  Gas Natural SDG SA                          109,280
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.13%
    4,448  NH Hoteles*                                  51,921
    5,952  Sol Melia SA                                 51,364
    7,456  TelePizza SA*                                12,056
                                                   -----------
                                                       115,341
                                                   -----------
           INSURANCE                       0.05%
    2,112  Corporacion Mapfre                           41,248
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.12%
   15,648  Terra Networks SA*                          110,163
                                                   -----------
           MEDIA                           0.03%
    7,040  Telefonica Publicidad e
             Informacion SA                             29,418
                                                   -----------
           METALS & MINING                 0.06%
    2,016  Acerinox SA                                  57,687
                                                   -----------
           OIL & GAS                       0.72%
   38,656  Repsol YPF SA                               651,383
                                                   -----------
           PAPER & FOREST PRODUCTS         0.01%
      736  Grupo Empresarial Ence SA                    10,296
                                                   -----------
           PHARMACEUTICALS                 0.02%
    1,216  FAES FARMA SA                                14,426
                                                   -----------
           REAL ESTATE                     0.08%
    2,880  Inmobiliara Urbis SA*                        11,564
    1,824  Metrovacesa SA                               25,367
    4,480  Vallehermoso SA                              30,848
                                                   -----------
                                                        67,779
                                                   -----------


 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           SPAIN (continued)
           SPECIALTY RETAIL                0.01%
      896  Cortefiel SA                               $  6,837
                                                   -----------
           TOBACCO                         0.21%
   12,128  Altadis SA                                  194,451
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.05%
    4,992  Autopistas Concesionaria
             Espanola SA                                48,567
                                                   -----------
           WATER UTILITIES                 0.04%
    2,496  Sociedad General de Aguas de
             Barcelona SA                               35,824
                                                   -----------
           TOTAL SPAIN (Cost $9,521,104)             8,381,675
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $104,905,269)                    90,380,830
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.00%
           GERMANY                         0.00%
           DIVERSIFIED FINANCIALS          0.00%
        4  WCM Beteiligungs-und Grundbesitz*                49
                                                   -----------
           TOTAL GERMANY (Cost $0)                          49
                                                   -----------
           ITALY                           0.00%
           ELECTRIC UTILITIES              0.00%
       16  Enel SpA                                        106
                                                   -----------
           TOTAL ITALY (Cost $133)                         106
                                                   -----------
           NETHERLANDS                     0.00%
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
       11  Koninklijke KPN                                  31
                                                   -----------
           TOTAL NETHERLANDS (Cost $0)                      31
                                                   -----------
           PORTUGAL                        0.00%
           BANKS                           0.00%
       17  Banco Comercial Portugues SA*                    68
                                                   -----------
           TOTAL PORTUGAL (Cost $0)                         68
                                                   -----------
           SPAIN                           0.00%
           PHARMACEUTICALS                 0.00%
        3  FAES FARMA SA                                    36
                                                   -----------
           REAL ESTATE                     0.00%
       17  Metrovacesa SA                                  236
                                                   -----------
           TOTAL SPAIN (Cost $0)                           272
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $133)                                   526
           TOTAL INVESTMENTS
             (COST $104,905,402)+        100.00%   $90,381,356
                                         =======   ===========

-----------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $108,771,644. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost          $  1,860,487
           Excess of tax cost over value           (20,250,775)
                                                  ------------
                                                  $(18,390,288)
                                                  ============


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI FRANCE INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               99.98%
           AEROSPACE & DEFENSE             1.29%
   26,745  European Aeronautic Defence
             and Space Company                     $   457,234
    5,595  Thales++                                    207,009
      390  Zodiac                                       89,277
                                                   -----------
                                                       753,520
                                                   -----------
           AIRLINES                        0.21%
    7,380  Air France                                  121,543
                                                   -----------
           AUTO COMPONENTS                 1.14%
   12,345  Compagnie Generale des
             Etablissements Michelin - Class B         386,328
    6,255  Valeo                                       278,987
                                                   -----------
                                                       665,315
                                                   -----------
           AUTOMOBILES                     2.21%
   17,370  PSA Peugeot Citroen                         827,601
   11,235  Renault                                     463,856
                                                   -----------
                                                     1,291,457
                                                   -----------
           BANKS                           8.77%
   37,710  BNP Paribas                               3,459,822
   28,425  Societe Generale - Class A                1,673,213
                                                   -----------
                                                     5,133,035
                                                   -----------
           BEVERAGES                       0.56%
    4,275  Pernod-Ricard                               326,011
                                                   -----------
           BUILDING PRODUCTS               1.81%
    6,885  Compagnie de Saint Gobain                 1,056,979
                                                   -----------
           CHEMICALS                       2.07%
    8,550  L'Air Liquide                             1,207,737
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  0.21%
    3,105  Societe BIC                                 124,698
                                                   -----------
           COMMUNICATIONS EQUIPMENT        2.83%
  103,710  Alcatel++                                 1,602,510
    1,065  Sagem++                                      49,485
                                                   -----------
                                                     1,651,995
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.54%
    5,010  Vinci                                       317,665
                                                   -----------
           CONSTRUCTION MATERIALS          2.03%
      750  Imerys                                       77,668
   12,225  Lafarge                                   1,108,850
                                                   -----------
                                                     1,186,518
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.80%
   32,865  France Telecom                            1,055,057
                                                   -----------
           ELECTRICAL EQUIPMENT            2.41%
   19,920  Alstom                                      541,773
   15,690  Schneider Electric++                        869,418
                                                   -----------
                                                     1,411,191
                                                   -----------
           ENERGY EQUIPMENT & SERVICES     0.52%
      885  Coflexip                                    151,943
    1,020  Technip                                     150,845
                                                   -----------
                                                       302,788
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           FOOD & DRUG RETAILING           4.78%
   47,100  Carrefour                               $ 2,505,092
    3,570  Casino Guichard - Perrachon++               292,030
                                                   -----------
                                                     2,797,122
                                                   -----------
           FOOD PRODUCTS                   2.78%
   11,970  Groupe Danone                             1,627,765
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.45%
      885  Essilor International                       264,815
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    2.03%
   17,925  Accor                                       701,798
      975  Club Mediterranee                            55,577
    8,970  Sodexho Alliance                            431,861
                                                   -----------
                                                     1,189,236
                                                   -----------
           HOUSEHOLD DURABLES              0.42%
    8,760  Thomson Multimedia*                         248,355
                                                   -----------
           INSURANCE                       6.06%
  129,780  Axa                                       3,542,648
                                                   -----------
           IT CONSULTING & SERVICES        1.83%
    5,640  Altran Technologies                         269,489
    1,965  Atos Origin*                                156,902
   10,110  Cap Gemini++                                644,710
                                                   -----------
                                                     1,071,101
                                                   -----------
           MEDIA                           9.41%
   11,085  Lagardere S.C.A.                            519,590
    7,185  Publicis                                    170,350
   11,115  Societe Television Francaise 1              322,998
   82,185  Vivendi Universal                         4,494,329
                                                   -----------
                                                     5,507,267
                                                   -----------
           METALS & MINING                 0.91%
    6,210  Pechiney - Class A                          306,314
   20,430  Usinor++                                    227,713
                                                   -----------
                                                       534,027
                                                   -----------
           MULTI-UTILITIES                 4.49%
   77,100  Suez                                      2,626,403
                                                   -----------
           MULTILINE RETAIL                1.43%
    6,225  Pinault-Printemps-Redoute                   838,037
                                                   -----------
           OIL & GAS                      15.04%
   59,535  TotalFinaElf                              8,799,048
                                                   -----------
           PERSONAL PRODUCTS               3.70%
   31,980  L'oreal++                                 2,167,171
                                                   -----------
           PHARMACEUTICALS                11.77%
   63,195  Aventis                                   4,621,196
   34,605  Sanofi-Synthelabo                         2,264,898
                                                   -----------
                                                     6,886,094
                                                   -----------
           REAL ESTATE                     0.38%
    4,095  Unibail (Union Du Credit - Bail
             Immobilier)                               222,821
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      2.41%
   46,380  STMicroelectronics NV++                   1,411,404
                                                   -----------



                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI FRANCE INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           SOFTWARE                        0.50%
    5,670  Business Objects*                       $   140,097
    3,855  Dassault Systemes++                         151,001
                                                   -----------
                                                       291,098
                                                   -----------
           SPECIALTY RETAIL                0.64%
    6,690  Castorama Dubois Investissement*            373,746
                                                   -----------
           TEXTILES & APPAREL              1.73%
   20,850  LVMH Moet Hennessy Louis
             Vuitton++                               1,012,347
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      0.82%
   14,175  Bouygues                                    478,878
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $63,221,436)                     58,494,892
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.02%
           AUTO COMPONENTS                 0.00%
        8  Valeo                                           357
                                                   -----------
           BANKS                           0.00%
       12  BNP Paribas                                   1,101
                                                   -----------
           BEVERAGES                       0.00%
        4  Pernod - Ricard                                 305
                                                   -----------
           CHEMICALS                       0.00%
        2  L'Air Liquide                                   282
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.00%
       10  Societe BIC                                     402
                                                   -----------
           CONSTRUCTION MATERIALS          0.00%
       14  Imerys                                        1,450
                                                   -----------
           ELECTRICAL EQUIPMENT            0.00%
       12  Alstom                                          326
        8  Schneider Electric                              443
                                                   -----------
                                                           769
                                                   -----------
           ENERGY EQUIPMENT & SERVICES     0.01%
       12  Coflexip                                      2,060
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           FOOD & DRUG RETAILING           0.00%
       14  Carrefour                               $       745
                                                   -----------
           FOOD PRODUCTS                   0.00%
        8  Groupe Danone                                 1,088
                                                   -----------
           INSURANCE                       0.00%
       10  Axa                                             273
                                                   -----------
           MEDIA                           0.00%
       10  Lagardere S.C.A.                                469
        8  Publicis                                        190
        2  Vivendi Universal                               109
                                                   -----------
                                                           768
                                                   -----------
           MULTI-UTILITIES                 0.00%
       10  Suez                                            341
                                                   -----------
           OIL & GAS                       0.01%
       14  TotalfinaElf                                  2,069
                                                   -----------
           PERSONAL PRODUCTS               0.00%
        2  L'oreal                                         135
                                                   -----------
           PHARMACEUTICALS                 0.00%
        6  Sanofi-Synthelabo                               393
                                                   -----------
           SPECIALTY RETAIL                0.00%
        2  Castorama Dubois Investissement                 112
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $11,970)                             12,650
                                                   -----------
           TOTAL INVESTMENTS
             (COST $63,233,406)+         100.00%   $58,507,542
                                         =======   ===========

-----------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $63,294,637. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 4,851,780
           Excess of tax cost over value            (9,638,875)
                                                   -----------
                                                   $(4,787,095)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI GERMANY INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIR FREIGHT & COURIERS          1.12%
   88,946  Deutsche Post                           $  1,317,012
                                                   ------------
           AIRLINES                        0.89%
   67,600  Deutsche Lufthansa++                       1,053,755
                                                   ------------
           AUTO COMPONENTS                 0.48%
   42,432  Continental                                  562,759
                                                   ------------
           AUTOMOBILES                    12.22%
  219,960  DaimlerChrysler++                          9,580,940
    2,600  Porsche                                      895,135
   69,160  Volkswagen                                 3,056,424
   31,200  Volkswagen - Preferred                       898,441
                                                   ------------
                                                     14,430,940
                                                   ------------
           BANKS                          11.27%
  100,152  Bayerische Hypo-und Vereinsbank            4,171,332
  132,600  Deutsche Bank                              9,142,419
                                                   ------------
                                                     13,313,751
                                                   ------------
           BIOTECHNOLOGY                   0.65%
   36,998  QIAGEN*                                      773,004
                                                   ------------
           BUILDING PRODUCTS               0.19%
   10,400  Buderus                                      225,319
                                                   ------------
           CHEMICALS                      10.04%
  142,402  BASF                                       5,821,091
  187,928  Bayer                                      6,034,714
                                                   ------------
                                                     11,855,805
                                                   ------------
           CONSTRUCTION MATERIALS          0.29%
    7,514  Heidelberger Zement                          337,872
                                                   ------------
           DIVERSIFIED FINANCIALS          1.22%
    7,800  Deutsche Boerse                              280,231
    2,990  MLP                                          192,844
   10,400  MLP - Preferred++                            666,037
   25,012  WCM Beteiligungs-und Grundbesitz*++          304,914
                                                   ------------
                                                      1,444,026
                                                   ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      6.71%
  514,800  Deutsche Telekom                           7,926,547
                                                   ------------
           ELECTRIC UTILITIES              4.80%
  103,974  E.On                                       5,671,704
                                                   ------------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.38%
   11,700  Epcos                                        454,783
                                                   ------------
           FOOD PRODUCTS                   0.10%
   18,200  Kamps                                        119,036
                                                   ------------
           HEALTH CARE PROVIDERS &
              SERVICES                     1.49%
   10,400  Fresenius Medical Care++                     825,697
    8,684  Fresenius Medical Care - Preferred           489,088
   10,400  Gehe++                                       445,914
                                                   ------------
                                                      1,760,699
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           HOTELS RESTAURANTS & LEISURE    0.97%
   36,400  Preussag                                $  1,151,346
                                                   ------------
           INDUSTRIAL CONGLOMERATES        9.64%
  223,600  Siemens++                                 11,386,774
                                                   ------------
           INSURANCE                      14.21%
   40,248  Allianz                                   11,271,809
   19,240  Muenchener Rueckversicherungs-
             Gesellschaft                             5,515,919
                                                   ------------
                                                     16,787,728
                                                   ------------
           MACHINERY                       1.52%
   23,400  Linde++                                      999,480
   19,500  MAN                                          437,530
   20,280  MAN - Preferred                              355,550
                                                   ------------
                                                      1,792,560
                                                   ------------
           MEDIA                           0.24%
   26,858  ProSiebenSat.1 Media                         281,794
                                                   ------------
           METALS & MINING                 1.05%
    4,212  SGL Carbon*++                                119,759
   82,706  ThyssenKrupp                               1,119,436
                                                   ------------
                                                      1,239,195
                                                   ------------
           MULTI-UTILITIES                 4.65%
  108,758  RWE                                        4,574,230
   28,990  RWE - Preferred                              919,072
                                                   ------------
                                                      5,493,302
                                                   ------------
           MULTILINE RETAIL                1.92%
   19,448  KarstadtQuelle                               662,494
   40,274  Metro++                                    1,606,438
                                                   ------------
                                                      2,268,932
                                                   ------------
           PERSONAL PRODUCTS               1.33%
   10,010  Beiersdorf                                 1,214,832
    7,020  Wella                                        353,921
                                                   ------------
                                                      1,568,753
                                                   ------------
           PHARMACEUTICALS                 3.72%
   24,674  Altana                                     1,219,310
    8,398  Merck KGaA                                   327,272
   54,600  Schering++                                 2,844,473
                                                   ------------
                                                      4,391,055
                                                   ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      1.69%
   13,000  Aixtron                                      270,902
   73,840  Infineon Technologies++                    1,726,538
                                                   ------------
                                                      1,997,440
                                                   ------------
           SOFTWARE                        6.29%
   52,624  SAP++                                      7,165,744
    5,200  Software                                     259,093
                                                   ------------
                                                      7,424,837
                                                   ------------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI GERMANY INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           TEXTILES & APPAREL              0.92%
   11,700  Adidas-Salomon                          $    792,442
   13,208  Hugo Boss                                    298,633
                                                   ------------
                                                      1,091,075
                                                   ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $159,973,959)                    118,121,803
                                                   ------------
           TOTAL INVESTMENTS
             (COST $159,973,959)+        100.00%   $118,121,803
                                         =======   ============
------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $163,289,945. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost          $  2,626,617
           Excess of tax cost over value           (47,794,759)
                                                  ------------
                                                  $(45,168,142)
                                                  ============
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI HONG KONG INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               99.99%
           AIRLINES                        1.32%
  632,000  Cathay Pacific Airways Limited++        $   696,838
                                                   -----------
           BANKS                          12.05%
  790,000  Bank of East Asia Limited                 1,807,931
  402,900  Hang Seng Bank Limited                    4,532,741
                                                   -----------
                                                     6,340,672
                                                   -----------
           CONSTRUCTION MATERIALS          0.50%
  158,000  Cheung Kong Infrastructure Holdings
             Limited                                   262,327
                                                   -----------
           DISTRIBUTORS                    2.30%
  948,000  Li & Fung Limited                         1,209,339
                                                   -----------
           DIVERSIFIED FINANCIALS          9.27%
  632,000  Hong Kong Exchanges & Clearing
             Limited++                                 794,072
  513,500  Swire Pacific Limited - Class A           2,495,147
  790,000  Wharf Holdings Limited++                  1,590,169
                                                   -----------
                                                     4,879,388
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.78%
4,345,000  Pacific Century CyberWorks Limited++        935,870
                                                   -----------
           ELECTRIC UTILITIES             10.00%
  632,000  CLP Holdings Limited                      2,560,476
  711,000  Hongkong Electric Holdings Limited        2,702,781
                                                   -----------
                                                     5,263,257
                                                   -----------
           ELECTRICAL EQUIPMENT            2.15%
  948,000  Johnson Electric Holdings Limited         1,130,337
                                                   -----------
           GAS UTILITIES                   4.83%
2,054,000  Hong Kong & China Gas Company
             Limited                                 2,541,232
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    1.21%
  790,000  Shangri-La Asia Limited                     638,093
                                                   -----------
           INDUSTRIAL CONGLOMERATES       16.64%
1,027,000  Hutchison Whampoa Limited                 8,756,058
                                                   -----------
           MEDIA                           1.72%
  632,000  South China Morning Post Holdings
             Limited                                   364,625
  158,000  Television Broadcasts Limited               541,873
                                                   -----------
                                                       906,498
                                                   -----------
           REAL ESTATE                    32.17%
  790,000  Amoy Properties Limited++                   855,855
  790,000  Cheung Kong Holdings Limited              7,292,495
  316,000  Henderson Land Development
             Company Limited++                       1,442,293
  474,000  Hysan Development Company
             Limited++                                 483,128
  948,000  New World Development Company
             Limited                                   966,255
1,106,000  Sino Land  Company Limited                  404,126
  632,000  Sun Hung Kai Properties Limited           5,489,628
                                                   -----------
                                                    16,933,780
                                                   -----------


 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           ROAD & RAIL                     2.25%
  790,000  MTR Corporation Limited++               $ 1,185,030
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.41%
  118,500  ASM Pacific Technology Limited              214,977
                                                   -----------
           SPECIALTY RETAIL                1.39%
  316,000  Esprit Holdings Limited                     352,471
  790,000  Giordano International Limited              382,350
                                                   -----------
                                                       734,821
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $55,529,817)                     52,628,517
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.01%
           BANKS                           0.00%
      100  Bank of East Asia Limited                       229
                                                   -----------
           DIVERSIFIED FINANCIALS          0.00%
  276,000  Peregrine Investment Holdings
             Limited*/**                                    --
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
      883  Pacific Century CyberWorks Limited              190
                                                   -----------
           ELECTRIC UTILITIES              0.00%
      200  CLP Holdings Limited                            810
                                                   -----------
           GAS UTILITIES                   0.00%
      330  Hong Kong & China Gas Company
             Limited                                       408
                                                   -----------
           INDUSTRIAL CONGLOMERATES        0.01%
      800  Hutchison Whampoa Limited                     6,821
                                                   -----------
           TOTAL COMMON STOCK - NON-BASKET
             (Cost $405,491)                             8,458
                                                   -----------
           TOTAL INVESTMENTS
             (COST $55,935,308)+         100.00%   $52,636,975
                                         =======   ===========

----------------------
*  Non-income producing security.
** Fair valued security.
+ Aggregate cost for Federal income tax purposes is $56,919,428. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost          $  5,779,636
           Excess of tax cost over value           (10,062,089)
                                                  ------------
                                                  $ (4,282,453)
                                                  ============
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI ITALY INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        0.38%
  138,801  Alitalia SpA*++                         $   131,004
                                                   -----------
           AUTOMOBILES                     2.99%
   29,783  Fiat SpA++                                  690,168
   13,650  Fiat SpA-Pfd                                211,786
    9,750  Fiat SpA-RNC                                135,271
                                                   -----------
                                                     1,037,225
                                                   -----------
           BANKS                          22.34%
  230,750  Banc Nazionale del Lavoro                   662,795
  112,125  Banca di Roma SpA++                         346,609
  113,750  Banca Monte dei Paschi di
             Siena SpA                                 354,526
   53,989  Banca Popolare di Milano SpA                230,897
  506,454  IntesaBci SpA++                           1,686,125
  136,500  IntesaBci SpA-RNC                           291,515
   74,750  Mediobanca SpA++                            910,847
  128,050  Sanpaulo IMI SpA                          1,609,407
  383,500  UniCredito Italiano SpA                   1,649,185
                                                   -----------
                                                     7,741,906
                                                   -----------
           CHEMICALS                       0.28%
   57,928  Snia SpA                                     95,561
                                                   -----------
           CONSTRUCTION MATERIALS          0.46%
   19,500  Italcementi SpA                             160,097
                                                   -----------
           DIVERSIFIED FINANCIALS          3.56%
   39,650  Banca Fideuram SpA                          368,103
  182,000  Bipop-Carire SpA++                          513,840
   31,200  Mediolanum SpA                              352,603
                                                   -----------
                                                     1,234,546
                                                   -----------
           DIVERSIFED TELECOMMUNICATION
             SERVICES                     12.17%
    1,469  e.Biscom SpA*++                              58,782
  337,350  Telecom Italia SpA++                      2,797,562
  288,860  Telecom Italia SpA-RNC++                  1,361,854
                                                   -----------
                                                     4,218,198
                                                   -----------
           ELECTRIC UTILITIES              4.77%
  249,444  Enel SpA                                  1,651,645
                                                   -----------
           ELECTRICAL EQUIPMENT            0.70%
  123,500  Pirelli SpA                                 243,334
                                                   -----------
           FOOD & DRUG RETAILING           0.25%
   20,202  La Rinascente SpA++                          85,297
                                                   -----------
           FOOD PRODUCTS                   0.51%
   63,622  Parmalat Finanziaria SpA                    177,428
                                                   -----------
           GAS UTILITIES                   0.87%
   29,003  Italgas SpA                                 300,584
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      1.02%
   20,800  Luxottica Group SpA                         353,292
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.59%
   18,837  Autogrill SpA                               204,140
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           INSURANCE                      16.86%
   48,100  Alleanza Assicurazioni SpA               $  576,760
  143,520  Assicurazioni Generali SpA                4,548,720
   53,300  Riunione Adriatica di Sicurta SpA           718,226
                                                   -----------
                                                     5,843,706
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.39%
   20,306  Tiscali SpA*++                              133,345
                                                   -----------
           MEDIA                           4.14%
   18,200  Arnoldo Mondadori Editore SpA               113,862
   27,547  Gruppo Editoriale L'Espresso SpA++           92,662
   85,553  Mediaset SpA                                669,835
  715,000  Seat Pagine Gialle SpA*++                   559,353
                                                   -----------
                                                     1,435,712
                                                   -----------
           MULTI-UTILITIES                 0.38%
   18,200  ACEA SpA                                    129,816
                                                   -----------
           OIL & GAS                      15.57%
  405,600  ENI SpA                                   5,396,627
                                                   -----------
           TEXTILES & APPAREL              1.21%
   13,000  Benetton Group SpA++                        175,720
   21,554  Bulgari SpA++                               244,334
                                                   -----------
                                                       420,054
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   2.58%
  127,712  Concessioni e Costruzioni
             Autostrade SpA                            892,490
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      7.98%
  538,200  Telecom Italia Mobile SpA++               2,766,193
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $37,456,897)                     34,652,200
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.00%
           ELECTRIC UTILITIES              0.00%
        6  Enel SpA                                         40
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $55)                                     40
                                                   -----------
           TOTAL INVESTMENTS
             (COST $37,456,952)+         100.00%   $34,652,240
                                         =======   ===========

-------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $37,601,950. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 2,086,717
           Excess of tax cost over value            (5,036,427)
                                                   -----------
                                                   $(2,949,710)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI JAPAN INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               99.98%
           AIR FREIGHT & COURIERS          0.38%
   97,000  Yamato Transport Company
             Limited                               $  1,984,749
                                                   ------------
           AIRLINES                        0.23%
  194,000  All Nippon Airways Company
             Limited++                                  616,209
  194,000  Japan Airlines Company Limited               572,194
                                                   ------------
                                                      1,188,403
                                                   ------------
           AUTO COMPONENTS                 1.80%
  291,000  Bridgestone Corporation                    2,452,611
  194,000  Denso Corporation++                        3,374,480
   97,000  Stanley Electric Company Limited             701,794
   97,000  Toyoda Gosei Company Limited++             1,164,766
   97,000  Toyota Industries Corporation++            1,797,277
                                                   ------------
                                                      9,490,928
                                                   ------------
           AUTOMOBILES                     7.08%
  194,000  Honda Motor Company Limited                6,993,488
  873,000  Nissan Motor Company Limited               5,091,063
  834,200  Toyota Motor Corporation                  25,305,340
                                                   ------------
                                                     37,389,891
                                                   ------------
           BANKS                           8.22%
  776,000  Asahi Bank Limited                         1,460,644
  194,000  Ashikaga Bank Limited*++                     239,637
  194,000  Bank of Fukuoka Limited++                    836,284
  388,000  Bank of Yokohama Limited                   1,571,497
  194,000  Chiba Bank Limited                           705,870
  485,000  Daiwa Bank Limited++                         611,319
   97,000  Gunma Bank Limited                           467,863
  194,000  Hokuriku Bank Limited*                       326,037
  291,000  Joyo Bank Limited                            865,627
    1,261  Mitsubishi Tokyo Financial Group
             Incorporated++                          10,702,155
    1,940  Mizuho Holdings Incorporated++             8,020,503
   97,000  Seventy-Seven Bank Limited                   554,262
  291,000  Shizuoka Bank Limited                      2,376,808
1,164,000  Sumitomo Mitsui Banking
             Corporation                              9,487,669
   97,000  Suruga Bank Limited                          728,692
      873  UFJ Holdings Incorporated*++               4,438,175
                                                   ------------
                                                     43,393,042
                                                   ------------
           BEVERAGES                       1.05%
   97,000  Asahi Breweries Limited++                    965,884
   19,400  Coca-Cola West Japan Company
             Limited                                    433,629
    9,700  Ito En Limited++                             498,021
  291,000  Kirin Brewery Company Limited              2,232,536
   97,000  Sapporo Breweries Limited++                  295,063
   97,000  Takara Shuzo Company Limited               1,101,189
                                                   ------------
                                                      5,526,322
                                                   ------------
           BUILDING PRODUCTS               0.91%
  291,000  Asahi Glass Company Limited++             1,657,897
   97,000  Inax Corporation                            634,956
   97,000  Nippon Sheet Glass Company
             Limited++                                 409,991
   97,000  Tostem Inax Holding Corporation++          1,507,920
   97,000  Toto Limited++                               595,017
                                                   ------------
                                                      4,805,781
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           CHEMICALS                       3.55%
  485,000  Asahi Kasei Corporation                 $  1,854,334
   97,000  Daicel Chemical Industries Limited           321,961
  194,000  Dainippon Ink & Chemicals
             Incorporated                               423,848
  194,000  Denki Kagaku Kogyo Kabushiki
             Kaisha                                     445,040
   97,000  Ishihara Sangyo Kaisha Limited*              167,094
   97,000  JSR Corporation                              590,942
   97,000  Kaneka Corporation                           729,507
   97,000  Kuraray Company Limited                      634,956
  582,000  Mitsubishi Chemical Corporation++          1,384,026
   97,000  Mitsubishi Gas Chemical Company
             Incorporated                               286,097
  194,000  Mitsubishi Rayon Company Limited++           575,455
  194,000  Mitsui Chemicals Incorporated++              609,689
   97,000  Nippon Kayaku Company Limited                446,670
   97,000  Nippon Sanso Corporation                     325,222
   97,000  Nippon Shokubai Company Limited              415,697
   97,000  Nissan Chemical Industries Limited++         667,560
   97,000  Shin-Etsu Chemical Company
             Limited                                  2,999,538
  291,000  Showa Denko K.K.*                            349,674
   97,000  Sumitomo Bakelite Company
             Limited++                                  559,968
  388,000  Sumitomo Chemical Company
             Limited                                  1,666,048
  291,000  Teijin Limited                             1,288,660
  485,000  Toray Industries Incorporated              1,601,655
  194,000  Tosoh Corporation++                          394,504
                                                   ------------
                                                     18,738,145
                                                   ------------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.57%
      970  Bellsystem24 Incorporated                   355,380
   19,400  Benesse Corporation                         629,251
  194,000  Dai Nippon Printing Company
             Limited                                 2,068,703
   97,000  Secom Company Limited                      4,996,513
    9,700  Trans Cosmos Incorporated                    246,973
                                                   ------------
                                                      8,296,820
                                                   ------------
           COMMUNICATIONS EQUIPMENT        0.19%
   29,100  Matsushita Communication
             Industrial Company Limited              1,007,453
                                                   ------------
           COMPUTERS & PERIPHERALS         3.26%
  582,000  Fujitsu Limited                            5,814,865
  485,000  NEC Corporation                            5,913,491
1,067,000  Toshiba Corporation                        5,460,300
                                                   ------------
                                                     17,188,656
                                                   ------------
           CONSTRUCTION & ENGINEERING      1.15%
   29,100  Daito Trust Construction Company
           Limited                                      452,376
   97,000  JGC Corporation++                            851,771
  291,000  Kajima Corporation++                         924,314
   97,000  Nishimatsu Construction Company
             Limited++                                  480,089
  194,000  Obayashi Corporation                         849,326
   97,000  Okumura Corporation++                        403,470
  194,000  Shimizu Corporation++                        867,258
  291,000  Taisei Corporation                           877,854
   97,000  Toda Corporation                             360,271
                                                   ------------
                                                      6,066,729
                                                   ------------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           CONSTRUCTION MATERIALS          0.18%
   97,000  Sumitomo Osaka Cement
             Company Limited                       $   186,656
  291,000  Taiheiyo Cement Corporation++               780,043
                                                   ------------
                                                       966,699
                                                   ------------
           CONTAINERS & PACKAGING          0.54%
  291,000  OJI Paper Company Limited                  1,518,516
   97,000  Toyo Seikan Kaisha Limited                 1,310,668
                                                   ------------
                                                      2,829,184
                                                   ------------
           DIVERSIFIED FINANCIALS          6.32%
   19,400  Acom Company Limited++                     1,732,885
    9,700  Aeon Credit Service Company
             Limited                                    537,961
   14,550  Aiful Corporation                          1,313,113
  194,000  Chuo Mitsui Trust & Banking
             Company++                                  309,735
   48,500  Credit Saison Company Limited              1,120,751
  485,000  Daiwa Securities Group
             Incorporated                             4,099,912
  485,000  Nikko Cordial Corporation                  3,211,462
  679,000  Nomura Holding Incorporated               11,525,398
   29,100  Orix Corporation++                         2,892,761
   29,100  Promise Company Limited                    2,274,106
  291,000  Sumitomo Trust & Banking
             Company Limited                          1,853,519
   29,100  Takefuji Corporation                       2,499,071
                                                   ------------
                                                     33,370,674
                                                   ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.08%
    1,261  Nippon Telegraph & Telephone
             Corporation                              5,721,944
                                                   ------------
           ELECTRIC UTILITIES              4.86%
  223,100  Chubu Electric Power Company
             Incorporated++                           4,368,077
  261,900  Kansai Electric Power Company
             Incorporated++                           4,489,526
  145,500  Kyushu Electric Power Company
             Incoporated++                            2,518,634
  164,900  Tohoku Electric Power Company
             Incorporated++                           3,034,587
  436,500  Tokyo Electric Power Company
             Incorporated                            11,260,493
                                                   ------------
                                                     25,671,317
                                                   ------------
           ELECTRICAL EQUIPMENT            2.10%
  194,000  Fuji Electric Company Limited                591,757
   97,000  Fujikura Limited                             517,583
  194,000  Furukawa Electric Company Limited          1,460,645
   97,000  Hitachi Cable Limited                        412,436
   97,000  Kinden Corporation++                         627,621
    9,700  Mabuchi Motor Company Limited                872,963
  194,000  Matsushita Electric Works Limited++        1,770,379
  582,000  Mitsubishi Electric Corporation            2,225,201
   48,500  Nitto Denko Corporation                      815,092
  194,000  Sumitomo Electric Industries Limited       1,783,421
                                                   ------------
                                                     11,077,098
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   5.26%
   97,000  Alps Electric Company Limited++         $    707,500
   97,000  Citizen Watch Company Limited                521,659
   97,000  Dainippon Screen Manufacturing
             Company Limited++                          337,448
    9,700  Hirose Electric Company Limited              640,662
  970,000  Hitachi Limited                            7,938,994
   38,800  Hoya Corporation                           2,054,031
    9,700  Keyence Corporation++                      1,399,513
   58,200  Kyocera Corporation                        3,927,112
   87,300  Murata Manufacturing Company
             Limited                                  5,281,795
    9,700  Nidec Corporation++                          326,037
  194,000  Oki Electric Industry Company
             Limited                                    575,455
   97,000  Omron Corporation                          1,375,060
   38,800  TDK Corporation                            2,021,428
   97,000  Yokogawa Electric Corporation++              655,334
                                                   ------------
                                                     27,762,028
                                                   ------------
           FOOD & DRUG RETAILING           0.82%
   19,400  FamilyMart Company Limited                   459,712
   19,400  Lawson Incorporated                          674,896
   97,000  Seven-Eleven Japan Company
             Limited                                  3,211,462
                                                   ------------
                                                      4,346,070
                                                   ------------
           FOOD PRODUCTS                   1.70%
  194,000  Ajinomoto Company Incorporated             2,096,416
    9,700  Ariake Japan Company Limited                 554,262
   19,400  Katokichi Company Limited                    424,663
   97,000  Kikkoman Corporation                         649,628
   97,000  Meiji Dairies Corporation                    380,648
   97,000  Meiji Seika Kaisha Limited                   501,281
   97,000  Nichirei Corporation                         391,244
   97,000  Nippon Meat Packers Incorporated           1,221,008
   97,000  Nisshin Seifun Group Incorporated            729,507
   29,100  Nissin Food Products Company
             Limited                                    623,545
   97,000  Snow Brand Milk Products
             Company Limited*++                         313,810
   97,000  Yakult Honsha Company Limited              1,104,449
                                                   ------------
                                                      8,990,461
                                                   ------------
           GAS UTILITIES                   1.09%
  776,000  Osaka Gas Company Limited                  2,517,003
  970,000  Tokyo Gas Company Limited++                3,260,367
                                                   ------------
                                                      5,777,370
                                                   ------------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.48%
   97,000  Olympus Optical Company Limited            1,377,505
   67,900  Terumo Corporation                         1,146,834
                                                   ------------
                                                      2,524,339
                                                   ------------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.07%
   19,400  Suzuken Company Limited                      366,791
                                                   ------------
           HOTEL RESTAURANTS & LEISURE     0.39%
   19,400  Namco Limited++                              347,229
   19,400  Oriental Land Company Limited              1,385,656
    9,700  Saizeriya Company Limited                    343,969
                                                   ------------
                                                      2,076,854
                                                   ------------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           HOUSEHOLD DURABLES              8.15%
   97,000  Casio Computer Company Limited++        $    571,379
  194,000  Daiwa House Industry Company
             Limited                                  1,537,263
  679,000  Matsushita Electric Industrial
             Company Limited                         10,292,979
   38,800  Nintendo Company Limited                   6,139,271
   97,000  Pioneer Corporation++                      1,927,692
   19,400  Sanrio Company Limited++                     216,814
  582,000  Sanyo Electric Company Limited++           2,616,445
   29,100  Sega Corporation*++                          474,383
  194,000  Sekisui Chemical Company Limited             668,375
  194,000  Sekisui House Limited                      1,656,267
  291,000  Sharp Corporation++                        3,100,609
  310,400  Sony Corporation                          13,797,874
                                                   ------------
                                                     42,999,351
                                                   ------------
           HOUSEHOLD PRODUCTS              1.04%
  194,000  Kao Corporation                            4,923,154
   19,400  Uni-Charm Corporation++                      568,934
                                                   ------------
                                                      5,492,088
                                                   ------------
           INDUSTRIAL CONGLOMERATES        0.10%
  291,000  Ube Industries Limited                       508,617
                                                   ------------
           INSURANCE                       1.65%
  194,000  Mitsui Sumitomo Insurance
             Company Limited                          1,185,143
  194,000  Sumitomo Marine & Fire Insurance
             Company Limited++                        1,302,517
  388,000  Tokio Marine & Fire Insurance
             Company Limited                          4,091,761
  291,000  Yasuda Fire & Marine Insurance
             Company Limited++                        2,115,163
                                                   ------------
                                                      8,694,584
                                                   ------------
           INTERNET SOFTWARE & SERVICES    0.28%
   77,600  Softbank Corporation++                     1,506,290
                                                   ------------
           IT CONSULTING & SERVICES        0.70%
   19,400  CSK Corporation                              468,678
    9,700  Fujitsu Support & Service
             Incorporated++                             256,754
    9,700  Itochu Techno-Science Corporation++          672,451
    9,700  Meitec Corporation                           271,426
      485  NTT Data Corporation++                     1,793,202
    9,700  TIS Incorporated++                           227,818
                                                   ------------
                                                      3,690,329
                                                   ------------
           LEISURE EQUIPMENT & PRODUCTS    1.73%
  194,000  Fuji Photo Film Company Limited            7,205,412
   97,000  Konica Corporation                           575,455
   29,100  Shimano Incorporated                         381,218
   97,000  Yamaha Corporation                           983,816
                                                   ------------
                                                      9,145,901
                                                   ------------
           MACHINERY                       3.61%
   97,000  Amada Company Limited                        511,878
   97,000  Daikin Industries Limited                  1,558,456
   97,000  Ebara Corporation                            747,439
   38,800  Fanuc Limited                              1,600,840
    9,700  Fuji Machine Manufacturing
             Company Limited                            130,822
   97,000  Hino Motors Limited*++                       383,093
  291,000  Hitachi Zosen Corporation*                   244,528



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MACHINERY (CONTINUED)
  388,000  Ishikawajima-Harima Heavy
             Industries Company Limited++          $  1,033,536
  485,000  Kawasaki Heavy Industries Limited*           762,111
  291,000  Komatsu Limited                            1,058,804
  388,000  Kubota Corporation++                       1,333,490
   97,000  Minebea Company Limited                      543,666
1,067,000  Mitsubishi Heavy Industries Limited        4,348,515
  291,000  Mitsui Engineering & Shipbuilding
             Company Limited*++                         471,938
   97,000  NGK Insulators Limited++                     733,583
  194,000  NSK Limited                                  696,088
  194,000  NTN Corporation                              482,534
   19,400  SMC Corporation                            1,767,119
  194,000  Sumitomo Heavy Industries
             Limited*                                   254,309
   29,100  THK Company Limited                          376,572
                                                   ------------
                                                     19,039,321
                                                   ------------
           MARINE                          0.54%
   97,000  Kamigumi Company Limited                     449,116
  194,000  Kawasaki Kisen Kaisha Limited                321,146
  291,000  Mitsui O.S.K. Lines Limited++                652,889
  388,000  Nippon Yusen Kabushiki Kaisha              1,418,260
                                                   ------------
                                                      2,841,411
                                                   ------------
           MEDIA                           0.71%
    9,700  Asatsu-Dk Incorporated                       193,177
       97  Fuji Television Network Incorporated         495,576
    9,700  Toho Company Limited                       1,232,419
  194,000  Toppan Printing Company Limited            1,840,477
                                                   ------------
                                                      3,761,649
                                                   ------------
           METALS & MINING                 1.49%
   97,000  Dowa Mining Company Limited++                290,988
  873,000  Kawasaki Steel Corporation++               1,027,016
  291,000  Mitsubishi Materials Corporation++           550,187
  194,000  Mitsui Mining & Smelting Company
             Limited                                    609,689
2,037,000  Nippon Steel Corporation                   3,081,047
1,067,000  NKK Corporation*                             986,261
1,067,000  Sumitomo Metal Industries Limited            600,723
  194,000  Sumitomo Metal Mining Company
             Limited++                                  705,869
                                                  -------------
                                                     7,851,780
                                                  -------------
           MULTILINE RETAIL                2.07%
   97,000  Aeon Company Limited                       1,919,541
  194,000  Daiei Incorporated*++                        384,723
   97,000  Daimaru Incorporated                         414,882
   97,000  Isetan Company Limited                       896,601
   97,000  Ito-Yokado Company Limited                 3,708,668
   97,000  Marui Company Limited                      1,214,487
   97,000  Mitsukoshi Limited++                         336,633
   97,000  Mycal Corporation++                           76,619
   97,000  Seiyu Limited*++                             298,324
   97,000  Takashimaya Company Limited                  659,409
   97,000  Uny Company Limited                        1,035,167
                                                   ------------
                                                     10,945,054
                                                   ------------
           OFFICE ELECTRONICS              2.26%
  291,000  Canon Incorporated                         8,754,086
  194,000  Ricoh Company Limited++                    3,157,666
                                                   ------------
                                                     11,911,752
                                                   ------------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           OIL & GAS                       1.02%
  291,000  Japan Energy Corporation                $    567,304
  485,000  Nippon Mitsubishi Oil Corporation++        2,897,651
   97,000  Showa Shell Sekiyu K. K.                     699,349
   97,000  Teikoku Oil Company Limited                  444,225
   97,000  TonenGeneral Sekiyu K.K.                     758,850
                                                   ------------
                                                      5,367,379
                                                   ------------
           PAPER & FOREST PRODUCTS         0.34%
   97,000  Mitsubishi Paper Mills Limited++             170,354
      291  Nippon Unipac Holding++                    1,601,655
                                                   ------------
                                                      1,772,009
                                                   ------------
           PERSONAL PRODUCTS               0.33%
    9,700  Aderans Company Limited                      334,188
  194,000  Kanebo Limited*                              469,493
   97,000  Shiseido Company Limited++                   920,239
                                                   ------------
                                                      1,723,920
                                                   ------------
           PHARMACEUTICALS                 5.74%
   97,000  Banyu Pharmaceutical Company
             Limited                                  1,630,184
   97,000  Chugai Pharmaceutical Company
             Limited++                                1,562,531
   97,000  Daiichi Pharmaceutical Company
             Limited                                  2,265,955
   97,000  Eisai Company Limited                      2,392,294
   97,000  Fujisawa Pharmaceutical Company
             Limited                                  1,878,787
   97,000  Kyowa Hakko Kogyo Company
             Limited                                    596,647
   97,000  Sankyo Company Limited                     1,996,975
   97,000  Shionogi & Company Limited                 1,736,146
   97,000  Taisho Pharmaceutical Company
             Limited                                  1,948,069
  291,000  Takeda Chemical Industries Limited        11,957,397
   97,000  Yamanouchi Pharmaceutical
             Company Limited                          2,310,785
                                                   ------------
                                                     30,275,770
                                                   ------------
           REAL ESTATE                     1.37%
  291,000  Mitsubishi Estate Company Limited++        3,274,224
  291,000  Mitsui Fudosan Company Limited             3,264,443
   97,000  Sumitomo Realty & Development
             Company Limited                            685,492
                                                   ------------
                                                      7,224,159
                                                   ------------
           ROAD & RAIL                     3.46%
      291  Central Japan Railway Company              1,785,051
    1,067  East Japan Railway Company++               6,294,139
  194,000  Keihin Electric Express Railway
             Company Limited++                          935,725
  194,000  Keio Electric Railway Company
             Limited                                  1,062,880
  582,000  Kinki Nippon Railway Company
           Limited++                                  2,156,733
  291,000  Nippon Express Company Limited++           1,278,879
  291,000  Tobu Railway Company Limited                 951,212
  291,000  Tokyu Corporation++                        1,699,466
      388  West Japan Railway Company++               2,122,499
                                                   ------------
                                                     18,286,584
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      1.89%
   29,100  Advantest Corporation                   $  1,648,116
   97,000  Nikon Corporation                            862,367
   38,800  Rohm Company Limited                       4,274,341
   58,200  Tokyo Electron Limited                     3,188,639
                                                   ------------
                                                      9,973,463
                                                   ------------
           SOFTWARE                        0.78%
    9,700  Capcom Company Limited++                     286,912
    9,700  Fuji Soft ABC Incorporated                   442,595
    9,700  Hitachi Software Engineering
             Company Limited++                          387,169
   29,100  Konami Corporation                           916,978
    9,700  Nippon System Development
             Company Limited                            492,315
    9,700  Oracle Corporation Japan                     837,914
   48,500  Trend Micro Incorporated*                    736,028
                                                   ------------
                                                      4,099,911
                                                   ------------
           SPECIALTY RETAIL                0.67%
   19,400  Aoyama Trading Company Limited               247,951
    9,700  Autobacs Seven Company Limited               249,418
    9,700  Fast Retailing Company Limited++           1,222,638
    9,700  Paris Miki Incorporated                      302,399
   19,400  Shimachu Company Limited                     309,735
    9,700  Shimamura Company Limited++                  537,145
    9,700  Yamada Denki Company Limited                 662,670
                                                   ------------
                                                      3,531,956
                                                   ------------
           TEXTILES & APPAREL              0.29%
   97,000  Gunze Limited++                              362,716
   97,000  Nisshinbo Industries Incorporated            504,542
  194,000  Toyobo Company Limited                       334,188
    9,700  World Company Limited++                      305,659
                                                   ------------
                                                      1,507,105
                                                   ------------
           TOBACCO                         0.39%
      291  Japan Tobacco Incorporated                 2,058,922
                                                   ------------
           TRADING COMPANIES &
             DISTRIBUTORS                  1.93%
  485,000  Itochu Corporation++                       1,638,334
  485,000  Marubeni Corporation*++                      737,658
  388,000  Mitsubishi Corporation++                   3,227,764
  485,000  Mitsui & Company Limited                   3,337,801
  194,000  Sumitomo Corporation                       1,245,460
                                                   ------------
                                                     10,187,017
                                                   ------------
           WIRELESS TELECOMMUNICATION
             SERVICES                      3.16%
    1,358  NTT DoCoMo Incorporated                   16,660,476
                                                   ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $641,425,298)                    527,614,546
                                                   ------------




                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI JAPAN INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON STOCK -
             NON-BASKET                    0.02%
           HOTELS RESTAURANTS & LEISURE    0.02%
    2,910  Saizeriya Company Limited               $    103,191
                                                   ------------
           OIL & GAS                       0.00%
      500  Nippon Mitsubishi Oil Corporation              2,987
                                                   ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.00%
       52  Tokyo Electron Limited                         2,849
                                                   ------------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $106,702)                            109,027
                                                   ------------
           TOTAL INVESTMENTS
             (COST $641,532,000)+        100.00%   $527,723,573
                                         =======   ============

--------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $647,951,236. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost         $  16,958,441
           Excess of tax cost over value          (137,186,104)
                                                 -------------
                                                 $(120,227,663)
                                                 =============
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI MALAYSIA (FREE) INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               99.85%
           AIRLINES                        0.71%
  633,000  Malaysian Airline System                $   569,700
                                                   -----------
           AUTO COMPONENTS                 0.44%
  211,000  UMW Holdings                                352,592
                                                   -----------
           AUTOMOBILES                     2.41%
  422,000  Oriental Holdings                           408,674
  633,000  Perusahaan Otomobil Nasional              1,116,079
1,055,000  Tan Chong Motor Holdings                    416,447
                                                   -----------
                                                     1,941,200
                                                   -----------
           BANKS                          20.02%
1,266,000  Commerce Asset-Holding                    2,598,632
1,055,000  Hong Leong Bank                             960,605
2,743,000  Malayan Banking                           8,878,658
3,165,000  Public Bank                               2,432,053
1,899,000  RHB Capital                               1,279,326
                                                   -----------
                                                    16,149,274
                                                   -----------
           BEVERAGES                       0.47%
  422,000  Guinness Anchor                             377,579
                                                   -----------
           BUILDING PRODUCTS               0.74%
  211,000  Hume Industries (Malaysia)                  249,868
   84,400  O.Y.L. Industries                           348,705
                                                   -----------
                                                       598,573
                                                   -----------
           CHEMICALS                       0.71%
  211,000  Malaysian Oxygen                            577,474
                                                   -----------
           CONSTRUCTION & ENGINEERING      5.26%
1,055,000  Gamuda                                    1,188,263
  633,000  IJM Corporation                             699,632
  633,000  Road Builder Holdings                       716,289
1,477,000  United Engineers (Malaysia)               1,640,247
                                                   -----------
                                                     4,244,431
                                                   -----------
           CONSTRUCTION MATERIALS          1.10%
3,376,000  Malayan Cement                              888,421
                                                   -----------
           DIVERSIFIED FINANCIALS          4.06%
1,266,000  AMMB Holdings                             1,132,737
  422,000  Hong Leong Credit                           633,000
1,688,000  Malayan United Industries*                  213,221
2,954,000  Mulpha International*                       283,740
1,477,000  Multi-Purpose Holdings*                     343,986
  633,000  OSK Holdings                                291,513
1,899,000  TA Enterprise                               377,301
                                                   -----------
                                                     3,275,498
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     10.58%
1,055,000  Technology Resources Industries*            810,684
2,743,000  Telekom Malaysia                          7,723,711
                                                   -----------
                                                     8,534,395
                                                   -----------
           ELECTRIC UTILITIES             11.56%
  422,000  Malakoff                                  1,055,000
2,321,000  Tenaga Nasional                           6,596,526
1,477,000  YTL Corporation                           1,671,342
                                                   -----------
                                                     9,322,868
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           FOOD PRODUCTS                   6.84%
  844,000  Golden Hope Plantations                 $   808,463
  422,000  Hap Seng Consolidated                       230,989
  422,000  Highlands & Lowlands                        288,737
1,688,000  IOI Corporation                           1,625,811
  633,000  Kuala Lumpur Kepong                         907,855
  211,000  Nestle (Malaysia)                         1,138,289
  422,000  PPB Group                                   517,505
                                                   -----------
                                                     5,517,649
                                                   -----------
           GAS UTILITIES                   2.12%
1,055,000  Petronas Gas                              1,707,434
                                                   -----------
           HOTELS RESTAURANTS & LEISURE   10.65%
  844,000  Berjaya Sports Toto                       1,097,200
1,055,000  Genting                                   2,915,132
2,110,000  Magnum Corporation                        1,132,737
1,266,000  Resorts World                             2,215,500
  633,000  Tanjong Public Limited Company            1,232,684
                                                   -----------
                                                     8,593,253
                                                   -----------
           INDUSTRIAL CONGLOMERATES        7.11%
  211,000  Hong Leong Industries                       344,263
2,110,000  Malaysian Resources Corporation*            838,447
3,376,000  Sime Darby                                4,228,884
  633,000  Time Engineering*                           324,829
                                                   -----------
                                                     5,736,423
                                                   -----------
           MARINE                          3.44%
1,477,000  Malaysia International Shipping
             Corporation                             2,779,092
                                                   -----------
           MEDIA                           1.22%
  422,000  New Straits Times Press                     475,305
  211,000  Star Publications (Malaysia)                508,066
                                                   -----------
                                                       983,371
                                                   -----------
           METALS & MINING                 0.57%
  844,000  Malaysia Mining Corporation                 457,537
                                                   -----------
           OIL & GAS                       0.56%
  422,000  Petronas Dagangan                           455,316
                                                   -----------
           PAPER & FOREST PRODUCTS         0.49%
  211,000  Jaya Tiasa Holdings                         146,034
  211,000  WTK Holdings                                246,537
                                                   -----------
                                                       392,571
                                                   -----------
           REAL ESTATE                     1.32%
2,321,000  FACB Resorts*                               256,532
  844,000  IGB Corporation                             253,200
  211,000  IOI Properties                              272,079
  422,000  S P Setia                                   280,963
                                                   -----------
                                                     1,062,774
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      1.49%
  211,000  Malaysian Pacific Industries                760,711
  211,000  Unisem                                      441,434
                                                   -----------
                                                     1,202,145
                                                   -----------
           SPECIALTY RETAIL                1.32%
  633,000  Courts Mammoth                              559,705
  211,000  Edaran Otomobil Nasional                    508,066
                                                   -----------
                                                     1,067,771
                                                   -----------



                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI MALAYSIA (FREE) INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           TOBACCO                         3.64%
  295,400  British American Tobacco (Malaysia)     $ 2,720,789
  211,000  JT International                            216,553
                                                   -----------
                                                     2,937,342
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.61%
  844,000  Malaysia Airports Holdings                  493,074
                                                   -----------
           WATER UTILITIES                 0.41%
  422,000  Puncak Niaga Holdings*                      328,716
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $60,325,803)                     80,546,473
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.15%
           AUTOMOBILES                     0.06%
   46,400  Oriental Holdings                            44,935
                                                   -----------
           DIVERSIFIED FINANCIALS          0.09%
   84,400  AMMB Holdings                                75,516
                                                   -----------
           METALS & MINING                 0.00%
   35,944  Silverstone*/**                                  --
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $79,599)                            120,451
                                                   -----------
           TOTAL INVESTMENTS
             (COST $60,405,402)+         100.00%   $80,666,924
                                         =======   ===========

---------------
* Non-income producing security.
**Fair valued security.
+ Aggregate cost for Federal income tax purposes is $65,506,344. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $21,017,230
           Excess of tax cost over value            (5,856,650)
                                                   -----------
                                                   $15,160,580
                                                   ===========


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI MEXICO (FREE) INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               99.74%
           BANKS                           5.65%
2,580,000  Grupo Financiero BBVA Bancomer
             SA de CV - Series O*++                $ 2,168,562
  108,000  Grupo Financiero Inbursa
             SA de CV - Series O*++                    417,527
                                                   -----------
                                                     2,586,089
                                                   -----------
           BEVERAGES                       9.60%
   40,800  Coca-Cola Femsa SA de CV
             Sponsored ADR                             893,928
  582,000  Fomento Economico Mexicano
             SA de CV - Series UBD                   2,275,289
  162,000  Grupo Continental SA de CV++                246,294
  408,000  Grupo Modelo SA de CV -
             Series C++                                974,751
                                                   -----------
                                                     4,390,262
                                                   -----------
           CONSTRUCTION MATERIALS          9.44%
   60,000  Apasco SA de CV                             306,239
  783,000  Cemex SA de CV - Series CPO               4,012,572
                                                   -----------
                                                     4,318,811
                                                   -----------
           CONTAINERS & PACKAGING          0.85%
  384,000  Vitro SA de CV - Series A                   387,816
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     25.24%
6,333,000  Telefonos de Mexico
             SA de CV - Series L++                  11,547,057
                                                   -----------
           ENERGY EQUIPMENT & SERVICES     1.43%
  300,000  Tubos de Acero de Mexico
             SA de CV++                                654,830
                                                   -----------
           FOOD PRODUCTS                   1.75%
  327,000  Grupo Bimbo SA de CV - Series A++           798,990
                                                   -----------
           INDUSTRIAL CONGLOMERATES        4.36%
  378,000  Alfa SA de CV - Series A++                  509,008
  519,000  Grupo Carso SA de CV -
             Series A1*++                            1,487,930
                                                   -----------
                                                     1,996,938
                                                   -----------
           MEDIA                           8.63%
  402,000  Corporacion Interamericana de
             Entretenimento SA de CV -
             Series B*++                             1,331,487
1,200,000  Grupo Televisa SA de CV -
             Series CPO*++                           2,201,010
1,080,000  TV Azteca SA de CV - Series CPO             415,182
                                                   -----------
                                                     3,947,679
                                                   -----------
           METALS & MINING                 1.61%
  279,000  Grupo Mexico SA de CV -
             Series B++                                562,029
  180,000  Industrias Penoles SA de CV -
             Series CP*++                              175,924
                                                   -----------
                                                       737,953
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MULTILINE RETAIL                7.32%
  795,000  Controladora Comercial Mexicana
             SA de CV - Series UBC                 $   703,616
  149,500  Grupo Sanborns SA de CV -
             Series B1*                                214,302
   96,000  Organizacion Soriana SA de CV -
             Series B*                                 230,396
  909,000  Walmart de Mexico SA de CV -
             Series V++                              2,201,303
                                                   -----------
                                                     3,349,617
                                                   -----------
           PAPER & FOREST PRODUCTS         5.14%
  753,000  Kimberly-Clark de Mexico
             SA de CV - Series A                     2,350,953
                                                   -----------
           SPECIALTY RETAIL                2.35%
1,287,000  Grupo Elektra SA de CV -
             Series CPO++                            1,076,169
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   1.30%
   36,000  Grupo Aeroportuario del Sureste
             SA de CV Sponsored ADR*                   594,000
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                     15.07%
8,160,000  America Movil SA de CV -
             Series L++                              6,894,152
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $46,176,001)                     45,631,316
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.26%
           INSURANCE                       0.26%
  285,000  Savia SA de CV - Series A                   118,537
                                                   -----------
           TOTAL COMMON STOCK - NON-BASKET
             (Cost $1,040,748)                         118,537
                                                   -----------
           TOTAL INVESTMENTS
             (COST $47,216,749)+         100.00%   $45,749,853
                                         =======   ===========

--------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $47,376,625. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 3,028,516
           Excess of tax cost over value            (4,655,288)
                                                   -----------
                                                   $(1,626,772)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI NETHERLANDS INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIR FREIGHT & COURIERS          2.84%
   32,058  TPG                                     $   682,897
                                                   -----------
           AIRLINES                        0.85%
   13,338  Koninklijke Luchvaart Maatschappij          203,552
                                                   -----------
           BANKS                           5.15%
   67,288  ABN AMRO Holding                          1,238,377
                                                   -----------
           BEVERAGES                       4.80%
   27,508  Heineken                                  1,153,205
                                                   -----------
           CHEMICALS                       5.01%
   27,222  Akzo Nobel                                1,204,273
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.40%
   13,546  Buhrmann                                    112,592
   18,122  Vedior                                      223,060
                                                   -----------
                                                       335,652
                                                   -----------
           DIVERSIFIED FINANCIALS         16.59%
  126,282  ING Groep                                 3,987,466
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.88%
   74,906  Koninklijke KPN                             212,299
                                                   -----------
           FOOD & DRUG RETAILING           4.94%
   39,754  Koninklijke Ahold++                       1,186,654
                                                   -----------
           FOOD PRODUCTS                   7.01%
   15,080  Koniklijke Numico                           497,945
   19,422  Unilever                                  1,186,484
                                                   -----------
                                                     1,684,429
                                                   -----------
           HOUSEHOLD DURABLES              5.09%
   45,396  Philips Electronics                       1,223,932
                                                   -----------
           INSURANCE                       7.71%
   61,490  Aegon                                     1,853,905
                                                   -----------
           MACHINERY                       2.49%
   11,934  IHC Caland                                  598,413
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MEDIA                           5.91%
   52,156  Elsevier                                 $  653,348
   22,152  United Pan-Europe
             Communications*++                           8,250
    9,100  VNU                                         298,831
   21,502  Wolters Kluwer - CVA                        459,010
                                                   -----------
                                                     1,419,439
                                                   -----------
           OFFICE ELECTRONICS              1.00%
   23,868  Oce                                         239,582
                                                   -----------
           OIL & GAS                      24.44%
  103,610  Royal Dutch Petroleum Company             5,875,852
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      2.32%
   31,434  ASML Holding*                               558,527
                                                   -----------
           SPECIALTY RETAIL                0.80%
   18,278  Royal Vendex KBB++                          193,433
                                                   -----------
           TRADING COMPANIES &
             DISTRIBUTORS                  0.77%
   10,894  Hagemeyer                                   186,046
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $28,257,423)                     24,037,933
                                                   -----------
           TOTAL INVESTMENTS
             (COST $28,257,423)+         100.00%   $24,037,933
                                         =======   ===========

---------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $28,369,102. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $   204,038
                                                    (4,535,207)
                                                    ----------
                                                   $(4,331,169)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SINGAPORE (FREE) INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AEROSPACE & DEFENSE             4.67%
2,346,000  Singapore Technologies
             Engineering Limited                   $ 3,421,671
                                                   -----------
           AIRLINES                        3.89%
  414,000  Singapore Airlines Limited                2,852,713
                                                   -----------
           BANKS                          38.85%
1,380,000  DBS Group Holdings Limited++             10,856,158
1,242,000  Oversea-Chinese Banking
             Corporation Limited                     7,844,961
1,518,000  United Overseas Bank Limited++            9,762,618
                                                   -----------
                                                    28,463,737
                                                   -----------
           BEVERAGES                       2.50%
  414,000  Fraser & Neave Limited                    1,830,491
                                                   -----------
           COMMUNICATIONS EQUIPMENT        2.02%
  414,000  Datacraft Asia Limited++                  1,482,120
                                                   -----------
           COMPUTERS & PERIPHERALS         1.51%
  103,500  Creative Technology Limited++               766,667
  966,000  GES International Limited++                 341,137
                                                   -----------
                                                     1,107,804
                                                   -----------
           DISTRIBUTORS                    0.75%
  276,000  Cycle & Carriage Limited                    548,355
                                                   -----------
           DIVERSIFIED FINANCIALS          3.57%
  966,000  Keppel Corporation Limited                1,775,022
1,380,000  Singapore Exchange Limited                  839,966
                                                   -----------
                                                     2,614,988
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     10.92%
6,900,000  Singapore Telecommunications
             Limited++                               8,003,445
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   4.02%
  552,000  OMNI Industries Limited++                 1,103,049
  276,000  Venture Manufacturing (Singapore)
             Limited++                               1,838,415
                                                   -----------
                                                     2,941,464
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      1.08%
1,380,000  Parkway Holdings Limited                    788,458
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    1.91%
  276,000  Hotel Properties Limited                    218,708
  138,000  Overseas Union Enterprise Limited           503,187
  690,000  United Overseas Land Limited++              673,557
                                                   -----------
                                                     1,395,452
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           INDUSTRIAL CONGLOMERATES        3.23%
  276,000  Haw Par Corporation Limited             $   608,579
  828,000  NatSteel Limited                            456,434
1,518,000  SembCorp Industries Limited               1,298,777
                                                   -----------
                                                     2,363,790
                                                   -----------
           MACHINERY                       0.71%
1,104,000  Sembcorp Marine Limited                     519,828
                                                   -----------
           MARINE                          1.51%
1,932,000  Neptune Orient Lines Limited*             1,103,842
                                                   -----------
           MEDIA                           4.28%
  276,000  Singapore Press Holdings Limited          3,137,984
                                                   -----------
           REAL ESTATE                     8.57%
  659,000  Allgreen Properties Limited                 389,762
1,656,000  Capitaland Limited++                      1,730,646
  690,000  City Developments Limited                 2,000,861
  414,000  First Capital Corporation Limited           259,121
  828,000  Keppel Land Limited                         898,605
  276,000  Singapore Land Limited                      503,980
1,104,000  Wing Tai Holdings Limited                   494,470
                                                   -----------
                                                     6,277,455
                                                   -----------
           ROAD & RAIL                     1.57%
  828,000  Comfort Group Limited                       316,176
1,794,000  SMRT Corporation Limited                    834,419
                                                   -----------
                                                     1,150,595
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      4.02%
  966,000  Chartered Semiconductor
             Manufacturing Limited*++                2,562,687
  414,000  ST Assembly Test Services Limited*          385,116
                                                   -----------
                                                     2,947,803
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.42%
  276,000  Sembcorp Logistics Limited                  312,214
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $84,188,231)                     73,264,199
                                                   -----------
           TOTAL INVESTMENTS
             (COST $84,188,231)+         100.00%   $73,264,199
                                         =======   ===========
-------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $84,872,039. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost          $  2,380,162
           Excess of tax cost over value           (13,988,002)
                                                  ------------
                                                  $(11,607,840)
                                                  ============
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SOUTH KOREA INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET               97.21%
           AIRLINES                        0.43%
   38,703  Asiana Airlines*                        $    53,321
   21,090  Korean Air Company Limited*                 106,482
                                                   -----------
                                                       159,803
                                                   -----------
           AUTO COMPONENTS                 0.19%
   38,190  Hankook Tire Company Limited                 72,643
                                                   -----------
           AUTOMOBILES                     4.85%
   73,530  Hyundai Motor Company Limited             1,225,980
   90,630  Kia Motors Corporation*                     604,436
                                                   -----------
                                                     1,830,416
                                                   -----------
           BANKS                           9.05%
   53,010  H&CB                                      1,178,461
   53,010  Hana Bank                                   402,503
  127,680  Kookmin Bank                              1,719,058
   61,560  Korea Exchange Bank*                        113,723
                                                   -----------
                                                     3,413,745
                                                   -----------
           BEVERAGES                       0.44%
    4,560  Doosan Corporation*                          63,715
    2,850  Hite Brewery Company Limited                102,288
                                                   -----------
                                                       166,003
                                                   -----------
           BUILDING PRODUCTS               0.31%
    2,280  Kumkang Korea Chemical
             Company Limited                           117,793
                                                   -----------
           CHEMICALS                       1.87%
   21,660  Hanwha Chemical Corporation*                 49,848
    9,120  Honam Petrochemical Corporation              72,103
   10,830  Hyosung Corporation                         112,327
   31,350  LG Chem Limited*                            392,642
    8,550  Samsung Fine Chemicals Company
             Limited                                    76,632
                                                   -----------
                                                       703,552
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.33%
    2,508  Korea Information &
             Communications Company
             Limited*                                   34,749
    8,550  S1 Corporation                               91,022
                                                   -----------
                                                       125,771
                                                   -----------
           COMPUTERS & PERIPHERALS         0.14%
   15,960  Trigem Computer Incorporated                 51,222
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.63%
   14,820  Daelim Industrial Company Limited           102,203
   15,390  LG Engineering & Construction
             Company Limited                           135,528
                                                   -----------
                                                       237,731
                                                   -----------
           DIVERSIFIED FINANCIALS          5.82%
   51,870  Daewoo Securities Company
             Limited*                                  324,416
   20,520  Daishin Securities Company                  194,358
   23,370  Dongwon Securities Company
             Limited*                                   98,785
   49,020  Good Morning Securities Company
             Limited*                                  159,243



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           DIVERSIFIED FINANCIALS (CONTINUED)
   38,190  Hyundai Securities Company*             $   221,816
    9,120  Kookmin Credit Card Company
             Limited                                   260,214
   16,530  Korea Technology & Banking
             Network Corporation                        41,406
   45,030  LG Investment & Securities
             Company Limited*                          290,800
   23,940  Samsung Securities Company
             Limited*                                  603,419
                                                   -----------
                                                     2,194,457
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      3.92%
   37,050  Korea Telecom Corporation                 1,479,100
                                                   -----------
           ELECTRICAL EQUIPMENT            0.47%
   13,680  LG Cable Limited                            177,760
                                                   -----------
           ELECTRIC UTILITIES              5.09%
  108,300  Korea Electric Power Corporation          1,920,153
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   5.17%
   19,950  Daeduck Electronics Company
             Limited                                   153,041
    1,710  Hankuk Electric Glass Company
             Limited                                    80,715
   31,350  Samsung Electro Mechanics
             Company Limited                           889,579
   19,950  Samsung SDI Company Limited                 827,671
                                                   -----------
                                                     1,951,006
                                                   -----------
           FOOD PRODUCTS                   1.02%
    9,690  Cheil Jedang Corporation                    292,027
    2,280  Nong Shim Company Limited                    92,806
                                                   -----------
                                                       384,833
                                                   -----------
           INSURANCE                       1.38%
   17,670  Samsung Fire & Marine Insurance
             Company Limited                           520,072
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.94%
   15,960  Daou Technology Incorporated*                30,983
    4,560  Daum Communications
             Corporation*                              116,008
      912  NCsoft Corporation                           73,888
   13,680  Serome Technology Incorporated*             134,926
                                                   -----------
                                                       355,805
                                                   -----------
           HEALTHCARE EQUIPMENT &
             SUPPLIES                      0.10%
   16,530  Medison Company Limited*                     35,777
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    0.20%
   14,250  Hotel Shilla Company Limited                 74,736
                                                   -----------
           HOUSEHOLD DURABLES              1.88%
    9,120  Humax Company Limited                       134,926
   57,000  LG Electronics Incorporated                 575,577
                                                   -----------
                                                       710,503
                                                   -----------
           HOUSEHOLD PRODUCTS              0.35%
    6,840  LG Household & Health Care
             Limited*                                  131,714
                                                   -----------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SOUTH KOREA INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           MACHINERY                       1.91%
   21,660  Hanjin Heavy Industries Company
             Limited                               $    43,744
   21,090  Hyundai Heavy Industries
             Company Limited                           381,353
   99,180  Samsung Heavy Industries
             Company Limited*                          295,017
                                                   -----------
                                                       720,114
                                                   -----------
           MARINE                          0.22%
   14,250  Hanjin Shipping Company Limited              45,734
   25,650  Hyundai Merchant Marine
             Company Limited*                           38,450
                                                   -----------
                                                        84,184
                                                   -----------
           MEDIA                           0.35%
    1,710  Cheil Communications
             Incorporated                              130,776
                                                   -----------
           METALS & MINING                 7.36%
    5,130  Korea Zinc Company Limited                   60,235
   37,620  Pohang Iron & Steel Company
             Limited                                 2,665,057
    9,690  Poongsan Corporation                         51,275
                                                   -----------
                                                     2,776,567
                                                   -----------
           MULTILINE RETAIL                1.21%
    7,980  Hyundai Department Store
             Company Limited                            95,260
    5,130  Shinsegae Company Limited                   361,409
                                                   -----------
                                                       456,669
                                                   -----------
           OIL & GAS                       0.65%
    7,980  S-Oil Corporation                           245,178
                                                   -----------
           PAPER & FOREST PRODUCTS         0.06%
    8,550  Hansol Paper Company Limited                 21,450
                                                   -----------
           PERSONAL PRODUCTS               0.39%
    2,280  Pacific Corporation                         146,348
                                                   -----------
           PHARMACEUTICALS                 0.70%
    3,420  Dong-A Pharmaceutical Company
             Limited                                    48,456
    1,140  Korea Green Cross Corporation                24,049
   10,830  LG Chem Investment Limited                   55,188
    2,850  Yuhan Corporation                           137,648
                                                   -----------
                                                       265,341
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                     25.40%
   68,970  Anam Semiconductor Incorporated*            168,173
   63,270  Samsung Electronics Company
             Limited                                 9,410,020
                                                   -----------
                                                     9,578,193
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           SOFTWARE                        0.27%
   18,810  Haansoft Incorporated*                  $    54,332
    6,498  HandySoft Corporation                        46,796
                                                   -----------
                                                       101,128
                                                   -----------
           TEXTILES & APPAREL              0.29%
   21,660  Cheil Industries Incorporated               109,699
                                                   -----------
           TRADING COMPANIES &
             DISTRIBUTORS                  1.33%
   75,240  Samsung Corporation                         378,114
   21,660  SK Global                                   121,906
                                                   -----------
                                                       500,020
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                     12.49%
   42,351  KT Freetel*                               1,093,998
   20,520  SK Telecom Company Limited                3,614,090
                                                   -----------
                                                     4,708,088
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $39,039,058)                     36,658,350
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    2.79%
           BANKS                           2.79%
  107,500  Shinhan Bank                              1,051,859
                                                   -----------
           PHARMACEUTICALS                 0.00%
      167  LG Chem Investment Limited                      851
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $999,274)                         1,052,710
                                                   -----------
           TOTAL INVESTMENTS
             (COST $40,038,332)+         100.00%   $37,711,060
                                         =======   ===========

------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $41,727,645. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $ 1,046,073
           Excess of tax cost over value            (5,062,658)
                                                   -----------
                                                   $(4,016,585)
                                                   ===========


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SPAIN INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           BANKS                          29.05%
  318,750  Banco Bilbao Vizcaya
             Argentaria SA                         $ 4,111,633
  413,831  Banco Santander Central
             Hispano SA                              3,770,507
                                                   -----------
                                                     7,882,140
                                                   -----------
           BIOTECHNOLOGY                   1.55%
   49,725  Zeltia SA*++                                419,630
                                                   -----------
           BUILDING PRODUCTS               0.59%
   29,784  Uralita SA++                                161,252
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.77%
   57,800  Amadeus Global Travel
             Distribution SA++                         443,145
    3,026  Prosegur Compania de
             Seguridad SA                               36,202
                                                   -----------
                                                       479,347
                                                   -----------
           CONSTRUCTION & ENGINEERING      3.29%
    8,500  Actividades de Construccion y
             Servicios SA                              233,031
   11,611  Fomento de Construcciones y
             Contratas SA                              262,630
   28,390  Grupo Dragados SA                           397,157
                                                   -----------
                                                       892,818
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     19.57%
  457,487  Telefonica SA*                            5,311,111
                                                   -----------
           ELECTRIC UTILITIES             13.90%
   78,693  Endesa SA++                               1,304,592
   95,489  Iberdrola SA                              1,308,068
   62,016  Union Fenosa SA                           1,157,688
                                                   -----------
                                                     3,770,348
                                                   -----------
           FOOD PRODUCTS                   1.18%
   19,992  Ebro Puleva SA++                            225,192
   21,250  Viscofan Industria Navarra de
             Envolturas Celulosicas SA                  94,008
                                                   -----------
                                                       319,200
                                                   -----------
           GAS UTILITIES                   3.93%
   56,508  Gas Natural SDG SA++                      1,066,160
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    3.98%
   60,520  NH Hoteles SA*                              706,444
   18,088  Sol Melia SA                                156,095
  133,926  TelePizza SA*                               216,551
                                                   -----------
                                                     1,079,090
                                                   -----------
           INSURANCE                       0.53%
    7,327  Corporacion Mapfre                          143,100
                                                   -----------
           INTERNET SOFTWARE & SERVICES    2.15%
   82,807  Terra Networks SA*                          582,968
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MEDIA                           5.13%
   83,453  Promotora de Informaciones SA           $   894,540
  118,949  Telefonica Publicidad e
             Informacion SA++                          497,044
                                                   -----------
                                                     1,391,584
                                                   -----------
           METALS & MINING                 1.57%
   14,943  Acerinox SA                                 427,587
                                                   -----------
           OIL & GAS                       4.72%
   76,007  Repsol YPF SA++                           1,280,776
                                                   -----------
           PAPER & FOREST PRODUCTS         0.35%
    6,800  Grupo Empresarial Ence SA                    95,127
                                                   -----------
           PHARMACEUTICALS                 1.20%
   27,472  FAES FARMA SA++                             325,919
                                                   -----------
           REAL ESTATE                     0.42%
    1,785  Metrovacesa SA                               24,825
   13,192  Vallehermoso SA                              90,835
                                                   -----------
                                                       115,660
                                                   -----------
           SPECIALTY RETAIL                0.66%
   23,426  Cortefiel SA                                178,753
                                                   -----------
           TOBACCO                         2.15%
   36,397  Altadis SA                                  583,561
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.67%
   18,734  Autopistas Concesionaria
             Espanola SA++                             182,262
                                                   -----------
           WATER UTILITIES                 1.64%
   30,940  Sociedad General de Aguas de
             Barcelona SA                              444,072
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $31,693,177)                     27,132,465
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.00%
           BIOTECHNOLOGY                   0.00%
   19,999  Puleva Biotech*/**                               --
                                                   -----------
           FOOD PRODUCTS                   0.00%
        7  Ebro Puleva SA                                   79
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $94)                                     79
                                                   -----------
           TOTAL INVESTMENTS
             (COST $31,693,271)+         100.00%   $27,132,544
                                         =======   ===========

-------------
* Non-income producing security.
**Fair valued security.
+ Aggregate cost for Federal income tax purposes is $31,948,169. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $   356,988
           Excess of tax cost over value            (5,172,613)
                                                   -----------
                                                   $(4,815,625)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SWEDEN INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        0.33%
    4,400  SAS AB*                                 $    34,528
                                                   -----------------
           AUTO COMPONENTS                 0.51%
    6,600  Trelleborg AB - B                            53,687
                                                   -----------------
           BANKS                          21.01%
  192,500  Nordea AB                                 1,179,015
   40,700  Skandinaviska Enskilda
             Banken AB - A                             350,546
   45,100  Svenska Handelsbanken AB - A                651,722
    3,300  Svenska Handelsbanken AB - B                 47,055
                                                   -----------
                                                     2,228,338
                                                   -----------
           BUILDING PRODUCTS               2.38%
   22,000  Assa Abloy AB - B                           252,646
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  4.25%
   28,600  Securitas AB - B++                          450,236
                                                   -----------
           COMMUNICATIONS EQUIPMENT       23.42%
  503,800  Telefonaktiebolaget LM
             Ericsson AB - B                         2,482,985
                                                   -----------
           CONSTRUCTION & ENGINEERING      2.07%
   30,800  Skanska AB - B                              219,592
                                                   -----------
           DIVERSIFIED FINANCIALS          0.61%
    7,150  OM AB                                        64,320
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      6.66%
  115,500  Song Networks Holding AB*++                  75,162
   11,000  Tele2 AB - B*++                             332,651
   71,500  Telia AB++                                  298,333
                                                   -----------
                                                       706,146
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.77%
    2,200  Nobel Biocare AB                             81,689
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      1.46%
   15,400  Gambro AB - A                                98,743
    8,800  Gambro AB - B                                56,424
                                                   -----------
                                                       155,167
                                                   -----------
           HOUSEHOLD DURABLES              3.38%
   26,400  Electrolux AB - B                           358,757
                                                   -----------
           INSURANCE                       4.61%
   70,400  Skandia Forsakrings AB                      488,449
                                                   -----------
           IT CONSULTING & SERVICES        0.76%
   35,200  WM-Data AB - B                               81,184
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           MACHINERY                      12.71%
    7,700  Atlas Copco AB - A                       $  159,535
    4,400  Atlas Copco AB - B                           86,742
   24,200  Sandvik AB                                  504,871
    4,400  SKF AB - A                                   65,267
    7,700  SKF AB - B++                                127,481
    7,700  Volvo AB - A                                114,217
   18,700  Volvo AB - B                                289,911
                                                   -----------
                                                     1,348,024
                                                   -----------
           MEDIA                           1.01%
    4,950  Modern Times Group MTG AB - B*              107,533
                                                   -----------
           METALS & MINING                 1.15%
    2,200  Hoganas AB - B                               34,528
    3,300  Sapa AB                                      47,845
    4,400  SSAB Svenskt Stal AB - A                     39,581
                                                   -----------
                                                       121,954
                                                   -----------
           PAPER & FOREST PRODUCTS         4.57%
    1,485  AssiDoman AB                                 34,107
    4,400  Holmen AB - B                                90,742
   15,400  Svenska Cellulosa AB - B                    359,600
                                                   -----------
                                                       484,449
                                                   -----------
           REAL ESTATE                     1.05%
   11,000  Drott AB - B                                111,059
                                                   -----------
           SPECIALTY RETAIL                6.26%
   34,925  Hennes & Mauritz AB - B                     663,446
                                                   -----------
           TOBACCO                         1.03%
   22,000  Swedish Match AB                            109,480
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $15,872,949)                     10,603,669
                                                   -----------
           TOTAL INVESTMENTS
             (COST $15,872,949)+         100.00%   $10,603,669
                                         =======   ===========

-------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $16,008,241. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $    63,237
           Excess of tax cost over value            (5,467,809)
                                                   -----------
                                                   $(5,404,572)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI SWITZERLAND INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        0.40%
    2,300  Swissair Group*++                       $   127,533
                                                   -----------
           BANKS                          18.91%
    2,280  Banque Cantonale Vaudoise                   609,238
   36,540  Credit Suisse Group                       1,553,240
    1,400  Julius Baer Holding Limited                 457,133
   70,800  UBS AG                                    3,452,831
                                                   -----------
                                                     6,072,442
                                                   -----------
           BIOTECHNOLOGY                   1.72%
      600  Serono SA                                   550,716
                                                   -----------
           CHEMICALS                       7.48%
   10,000  Ciba Specialty Chemicals AG                 645,557
   18,600  Clariant AG                                 340,998
       20  EMS-Chemie Holding AG*                       87,592
    1,280  Givaudan SA                                 392,643
      600  Lonza AG                                    367,024
   10,860  Syngenta AG*                                567,692
                                                   -----------
                                                     2,401,506
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  1.90%
    9,600  Adecco SA                                   469,906
      860  SGS Societe Generale de
             Surveillance Holding SA                   140,663
                                                   -----------
                                                       610,569
                                                   -----------
           COMMUNICATIONS EQUIPMENT        0.15%
    2,000  Ascom Holding AG                             47,930
                                                   -----------
           CONSTRUCTION MATERIALS          3.59%
    4,200  Holcim Limited - B                          868,133
    5,900  Holcim Limited - Registered                 286,322
                                                   -----------
                                                     1,154,455
                                                   -----------
           DIVERSIFIED FINANCIALS          1.02%
   12,000  Vontobel Holding AG                         329,279
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.27%
    2,540  Swisscom AG                                 728,932
                                                   -----------
           ELECTRICAL EQUIPMENT            2.97%
   92,160  ABB Ltd.                                    955,226
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.64%
    3,800  Kudelski SA*                                204,332
                                                   -----------
           FOOD PRODUCTS                  11.82%
   18,000  Nestle SA                                 3,796,058
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      1.54%
       40  Phonak Holding AG                           115,032
      800  Sulzer Medica AG                             59,913
      400  Synthes-Stratec Incorporated                272,722
      600  Tecan Group AG                               46,372
                                                   -----------
                                                       494,039
                                                   -----------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           HOTELS RESTAURANTS & LEISURE    0.53%
      660  Kuoni Reisen Holding AG                 $   168,845
                                                   -----------
           HOUSEHOLD DURABLES              0.18%
      160  Forbo Holding AG                             59,433
                                                   -----------
           INSURANCE                       9.28%
   15,660  Swiss Re                                  1,557,462
    5,040  Zurich Financial Services AG              1,423,737
                                                   -----------
                                                     2,981,199
                                                   -----------
           MACHINERY                       2.08%
      600  Georg Fischer AG                            136,061
      240  Schindler Holding AG -
             Participation Certificates                323,528
      100  Schindler Holding AG - Registered           132,107
      400  Sulzer AG                                    76,688
                                                   -----------
                                                       668,384
                                                   -----------
           MEDIA                           0.14%
      200  PubliGroupe SA                               44,335
                                                   -----------
           MULTILINE RETAIL                0.31%
       80  Jelmoli Holding AG - Bearer                  98,257
                                                   -----------
           PHARMACEUTICALS                29.10%
  173,200  Novartis AG                               6,314,313
    8,800  Roche Holding AG - Bearer                   711,761
   32,400  Roche Holding AG - Genussein              2,319,693
                                                   -----------
                                                     9,345,767
                                                   -----------
           SPECIALTY RETAIL                0.43%
    1,000  Charles Voegele Holding AG                   53,921
      460  Valora Holding AG                            83,506
                                                   -----------
                                                       137,427
                                                   -----------
           TEXTILES & APPAREL              3.54%
      400  Compagnie Financiere
             Richemont AG                              976,574
    2,000  The Swatch Group AG - B                     161,764
                                                   -----------
                                                     1,138,338
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $36,786,742)                     32,115,002
                                                   -----------
           TOTAL INVESTMENTS
             (COST $36,786,742)+         100.00%   $32,115,002
                                         =======   ===========

-----------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $36,944,899. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $   942,990
           Excess of tax cost over value            (5,772,887)
                                                   -----------
                                                   $(4,829,897)
                                                   ===========
++ Denotes all or part of security on loan.


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI TAIWAN INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON AND PREFERRED
              STOCK - BASKET              99.60%
            AIRLINES                       0.35%
    738,000 China Airlines                         $    388,984
                                                   ------------
            AUTO COMPONENTS                0.25%
    492,000 Cheng Shin Rubber Industry
              Company Limited                           279,270
                                                   ------------
            AUTOMOBILES                    0.58%
    492,000 China Motor Company Limited                 307,767
    738,000 Yulon Motor Company Limited                 327,003
                                                   ------------
                                                        634,770
                                                   ------------
            BANKS                         11.25%
  1,722,000 Bank Sinopac*                               745,552
  2,214,000 Chang Hwa Commercial Bank                   926,507
  1,476,000 Chiao Tung Bank                             837,811
  2,706,000 China Development Industrial Bank*        1,865,126
  2,214,000 Chinatrust Commercial Bank                1,481,129
  2,214,000 First Commercial Bank                     1,199,010
  2,214,000 Hua Nan Commercial Bank                   1,211,833
  1,722,000 International Bank of Taipei                571,008
  2,460,000 International Commercial Bank of
              China                                   1,403,475
  1,476,000 Taishin International Bank*                 628,358
  2,460,000 United World Chinese Commercial
              Bank                                    1,545,960
                                                   ------------
                                                     12,415,769
                                                   ------------
            BUILDING PRODUCTS              0.41%
    738,000 Taiwan Glass Industrial Corporation         450,964
                                                   ------------
            CHEMICALS                      6.80%
    246,000 China Synthetic Rubber
              Corporation*                               77,654
    246,000 Eternal Chemical Company Limited             97,958
  3,444,000 Formosa Plastic Corporation               3,640,486
  4,674,000 Nan Ya Plastic Corporation                3,587,055
    246,000 Taiwan Styrene Monomer
              Corporation                                99,027
                                                   ------------
                                                      7,502,180
                                                   ------------
            COMMERCIAL SERVICES &
              SUPPLIES                     0.20%
    246,000 Taiwan Secom                                215,864
                                                   ------------
            COMPUTERS & PERIPHERALS       17.35%
    984,000 Acer Communications &
              Multimedia Incorporated                   940,400
  3,690,000 Acer Incorporated                         1,613,640
    246,000 Ambit Microsystems Corporation              915,465
    738,000 Arima Computer Corporation                  341,964
  1,476,000 Asustek Computer Incorporated             5,385,925
  1,722,000 CMC Magnetics Corporation                 1,326,533
  1,722,000 Compal Electronics Incorporated           1,565,908
    492,000 Compeq Manufacturing Company
              Limited*                                  683,927
    246,000 Gigabyte Technology Company
              Limited                                   520,070
  1,230,000 Inventec Company Limited                    780,104
    492,000 Lite-On Technology Corporation              361,911
    246,000 Micro-Star International Company
              Limited                                   616,247
    246,000 Prodisc Technology Incorporated             282,120
    984,000 Quanta Computer Incorporated              2,194,266
  1,476,000 Ritek Corporation                         1,615,778
                                                   ------------
                                                     19,144,258
                                                   ------------




 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMUNICATIONS EQUIPMENT       0.73%
    246,000 Accton Technology Corporation*           $  308,480
    246,000 D-Link Corporation                          247,211
    246,000 Microelectronics Technology
              Incorporated*                             250,061
                                                   ------------
                                                        805,752
                                                   ------------
            CONSTRUCTION & ENGINEERING     0.37%
    984,000 BES Engineering Corporation*                 74,092
    492,000 Continental Engineering
              Corporation*                              160,295
  1,230,000 Pacific Construction Company
              Limited*                                  173,119
                                                   ------------
                                                        407,506
                                                   ------------
            CONSTRUCTION MATERIALS         0.67%
  1,230,000 Asia Cement Corporation                     407,863
  1,230,000 Taiwan Cement Corporation*                  329,496
                                                   ------------
                                                        737,359
                                                   ------------
            DIVERSIFIED FINANCIALS         0.32%
  1,476,000 Chung Hsing Bills Finance
              Corporation                               356,924
                                                   ------------
            ELECTRICAL EQUIPMENT           3.07%
    738,000 Delta Electronics Incorporated            1,090,009
  2,706,000 Pacific Electric Wire & Cable
              Company Limited*                          630,851
    246,000 Phoenixtec Power Company
              Limited                                   188,080
    492,000 Shihlin Electric & Engineering
              Corporation                               220,851
  1,476,000 Teco Electric & Machinery
              Company Limited                           504,396
  2,952,000 Walsin Lihwa Corporation                    756,594
                                                   ------------
                                                      3,390,781
                                                   ------------
            ELECTRONIC EQUIPMENT &
              INSTRUMENTS                  6.57%
  1,230,000 Hon Hai Precision Industry
              Company Limited                         4,755,430
    492,000 Lite-On Electronics Incorporated*           215,152
    492,000 Picvue Electronics Limited                  184,518
    492,000 Synnex Technology International
              Corporation                               622,659
    492,000 Wus Printed Circuit Company
              Limited                                   210,878
  1,722,000 Yageo Corporation*                        1,261,703
                                                   ------------
                                                      7,250,340
                                                   ------------
            FOOD & DRUG RETAILING          0.65%
    246,000 President Chain Store Corporation           537,880
  1,230,000 Taiwan Tea Corporation*                     175,613
                                                   ------------
                                                        713,493
                                                   ------------
            FOOD PRODUCTS                  1.00%
  2,706,000 Uni-President Enterprises Company         1,097,133
                                                   ------------
            HOUSEHOLD DURABLES             0.22%
    984,000 Sampo Corporation                           239,374
                                                   ------------
            INDUSTRIAL CONGLOMERATES       0.67%
  3,444,000 Tatung Company Limited                      743,058
                                                   ------------




                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI TAIWAN INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON AND PREFERRED
              STOCK - BASKET (CONTINUED)
            INSURANCE                      4.29%
  2,952,000 Cathay Life Insurance Company
              Limited                              $  3,513,675
  1,230,000 Fubon Insurance Company                   1,221,807
                                                   ------------
                                                      4,735,482
                                                   ------------
            IT CONSULTING & SERVICES       0.35%
    492,000 Systex Corporation*                         390,408
                                                   ------------
            LEISURE EQUIPMENT & PRODUCTS   0.56%
    246,000 Giant Manufacturing Company
              Limited                                   262,884
    246,000 Premier Image Technology
              Corporation                               359,774
                                                   ------------
                                                        622,658
                                                   ------------
            MARINE                         0.57%
    738,000 Evergreen Marine Corporation                367,611
    984,000 Yang Ming Marine Transport                  262,172
                                                   ------------
                                                        629,783
                                                   ------------
            METALS & MINING                1.77%
  5,166,000 China Steel Corporation                   1,840,191
    492,000 Tung Ho Steel Enterprise
              Corporation                               117,550
                                                   ------------
                                                      1,957,741
                                                   ------------
            MULTILINE RETAIL               0.14%
    738,000 Far Eastern Department Stores
              Limited                                   150,678
                                                   ------------
            OFFICE ELECTRONICS             0.30%
    738,000 Kinpo Electronics Incorporated              333,414
                                                   ------------
            REAL ESTATE                    0.20%
    984,000 Cathay Construction Corporation             219,427
                                                   ------------
            SEMICONDUCTOR EQUIPMENT &
              PRODUCTS                    36.41%
  2,214,000 Advanced Semiconductor
              Engineering Incorporated*               1,231,069
  2,952,000 Macronix International Company
              Limited*                                2,094,527
  2,952,000 Mosel Vitelic Incorporated*                 970,321
    246,000 Realtek Semiconductor
              Corporation                               776,542
  1,476,000 Siliconware Precision Industries
              Company*                                  940,400
  9,348,000 Taiwan Semiconductor
              Manufacturing Company Limited*         17,326,151
 11,070,000 United Microelectronics Corporation*     12,759,513
    492,000 Via Technologies Incorporated             2,393,745
  3,198,000 Winbond Electronics Corporation           1,676,334
                                                   ------------
                                                     40,168,602
                                                   ------------
            SPECIALTY RETAIL               0.15%
    492,000 Aurora Corporation*                         165,995
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           TEXTILES & APPAREL              3.40%
  2,214,000 Far Eastern Textile Limited            $    945,743
  2,214,000 Formosa Chemicals & Fibre
              Corporation                             1,570,895
    738,000 Formosa Taffeta Company Limited             213,727
    492,000 Nien Hsing Textile Company
              Limited*                                  366,186
    984,000 Pou Chen Corporation*                       652,580
                                                   ------------
                                                      3,749,131
                                                   ------------
            TOTAL COMMON AND PREFERRED
              STOCK - BASKET
              (Cost $146,634,380)                   109,897,098
                                                   ------------
            COMMON STOCK -
              NON-BASKET                   0.40%
            AIRLINES                       0.00%
        410 China Airlines                                  216
                                                   ------------
            AUTO COMPONENTS                0.00%
        436 Cheng Shin Rubber Industry
              Company Limited                               248
                                                   ------------
            AUTOMOBILES                    0.00%
        170 China Motor Company Limited                     106
        350 Yulon Motor Company Limited                     155
                                                   ------------
                                                            261
                                                   ------------
            BANKS                          0.00%
        300 Bank Sinopac*                                   130
        430 Chang Hwa Commercial Bank                       180
        860 Chiao Tung Bank                                 488
        600 Chinatrust Commercial Bank                      401
         50 First Commercial Bank                            27
        600 Hua Nan Commercial Bank                         328
        520 International Bank of Taipei                    172
        200 International Commercial Bank of
              China                                         114
        320 United World Chinese Commercial
              Bank                                          201
                                                   ------------
                                                          2,041
                                                   ------------
            BUILDING PRODUCTS              0.00%
        189 Taiwan Glass Industrial Corporation             116
                                                   ------------
            CHEMICALS                      0.00%
     12,337 China Synthetic Rubber Corporation*           3,894
        245 Formosa Plastic Corporation                     259
        820 Nan Ya Plastic Corporation                      629
                                                   ------------
                                                          4,782
                                                   ------------
            COMMERCIAL SERVICES &
              SUPPLIES                     0.00%
        900 Taiwan Secom                                    790
                                                   ------------
            COMPUTERS & PERIPHERALS        0.01%
        213 Acer Incorporated                                93
        250 Asustek Computer Incorporated                   912
        500 CMC Magnetics Corporation                       385
        250 Gigabyte Technology Company
              Limited                                       529
        330 Prodisc Technology Incorporated                 378
        750 Quanta Computer Incorporated                  1,672
        500 Ritek Corporation                               547
                                                   ------------
                                                          4,516
                                                   ------------



                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI TAIWAN INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON STOCK -
              NON-BASKET (CONTINUED)
            COMMUNICATIONS EQUIPMENT       0.00%
        350 D-Link Corporation                     $        352
        200 Microelectronics Technology
              Incorporated*                                 203
                                                   ------------
                                                            555
                                                   ------------
            CONSTRUCTION & ENGINEERING     0.01%
     23,873 Continental Engineering
              Corporation*                                7,778
     10,400 Pacific Construction Company
              Limited*                                    1,464
                                                   ------------
                                                          9,242
                                                   ------------
            CONSTRUCTION MATERIALS         0.02%
     26,740 Asia Cement Corporation                       8,867
     31,762 Taiwan Cement Corporation*                    8,509
                                                   ------------
                                                         17,376
                                                   ------------
            ELECTRICAL EQUIPMENT           0.01%
         50 Delta Electronics Incorporated                   74
        440 Pacific Electric Wire & Cable
              Company Limited*                              103
        630 Phoenixtec Power Company Limited                482
     16,080 Shihlin Electric & Engineering
              Corporation                                 7,218
         92 Teco Electric & Machinery
              Company Limited                                31
        779 Walsin Lihwa Corporation                        200
                                                   ------------
                                                          8,108
                                                   ------------
            ELECTRONIC EQUIPMENT &
              INSTRUMENTS                  0.00%
        200 Hon Hai Precision Industry
              Company Limited                               773
        120 Lite-On Electronics Incorporated*                53
        800 Picvue Electronics Limited                      300
        250 Synnex Technology International
              Corporation                                   316
        500 Yageo Corporation*                              366
                                                   ------------
                                                          1,808
                                                   ------------
            FOOD & DRUG RETAILING          0.00%
        350 President Chain Store Corporation               765
                                                   ------------
            FOOD PRODUCTS                  0.00%
         36 Uni-President Enterprises
              Company                                        15
                                                   ------------
            HOUSEHOLD DURABLES             0.00%
        148 Sampo Corporation                                36
                                                   ------------
            INDUSTRIAL CONGLOMERATES       0.00%
        120 Tatung Company Limited                           26
                                                   ------------
            INSURANCE                      0.03%
     24,967 Cathay Life Insurance Company
              Limited                                    29,717
                                                   ------------
            IT CONSULTING & SERVICES       0.00%
        600 Systex Corporation*                             476
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            LEISURE EQUIPMENT & PRODUCTS   0.00%
        350 Giant Manufacturing Company
              Limited                              $        374
                                                   ------------
            METALS & MINING                0.00%
        670 China Steel Corporation                         239
                                                   ------------
            MULTILINE RETAIL               0.01%
     50,160 Far Eastern Department Stores
              Limited                                    10,241
                                                   ------------
            OFFICE ELECTRONICS             0.00%
        400 Kinpo Electronics Incorporated                  181
                                                   ------------
            SEMICONDUCTOR EQUIPMENT &
              PRODUCTS                     0.30%
        357 Advanced Semiconductor
              Engineering Incorporated*                     199
         80 Mosel Vitelic Incorporated*                      26
    104,500 Realtek Semiconductor Corporation           329,873
        525 Siliconware Precision Industries
              Company*                                      335
        800 Taiwan Semiconductor
              Manufacturing Company
              Limited*                                    1,483
        650 United Microelectronics
              Corporation*                                  749
        280 Winbond Electronics Corporation                 147
                                                   ------------
                                                        332,812
                                                   ------------
            SPECIALTY RETAIL               0.00%
        200 Aurora Corporation*                              68
                                                   ------------
            TEXTILES & APPAREL             0.01%
        199 Far Eastern Textile Limited                      85
        152 Formosa Chemicals & Fibre
              Corporation                                   108
     37,620 Formosa Taffeta Company
              Limited                                    10,895
        800 Nien Hsing Textile Company
              Limited*                                      595
        385 Pou Chen Corporation*                           255
                                                   ------------
                                                         11,938
                                                   ------------
            TOTAL COMMON STOCK -
              NON-BASKET
              (Cost $491,889)                           436,947
                                                   ------------
            TOTAL INVESTMENTS
              (COST $147,126,269)+       100.00%   $110,334,048
                                         =======   ============

------------------
* Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $151,939,697. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost           $    552,435
           Excess of tax cost over value            (42,158,087)
                                                   ------------
                                                   $(41,605,652)
                                                   ============


                See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI UNITED KINGDOM INDEX FUND

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON AND PREFERRED
              STOCK - BASKET              99.95%
           AEROSPACE & DEFENSE             0.64%
  126,009  BAE Systems Plc                         $    603,161
   45,552  Rolls-Royce Plc                              144,040
                                                   ------------
                                                        747,201
                                                   ------------
           AIR FREIGHT & COURIERS          0.28%
   16,848  Exel Plc                                     179,375
   65,715  Securicor Plc                                152,035
                                                   ------------
                                                        331,410
                                                   ------------
           AIRLINES                        0.23%
   60,723  British Airways Plc                          269,521
                                                   ------------
           AUTO COMPONENTS                 0.22%
   58,227  GKN Plc                                      260,554
                                                   ------------
           BANKS                          17.82%
  110,682  Abbey National Plc                         1,798,096
  108,966  Barclays Plc                               3,303,353
  149,604  Halifax Group Plc                          1,855,355
  483,834  HSBC Holdings Plc                          5,628,446
  378,690  Lloyds TSB Group Plc                       3,902,704
  175,110  Royal Bank of Scotland Group Plc           4,368,749
                                                   ------------
                                                     20,856,703
                                                   ------------
           BEVERAGES                       2.15%
  213,018  Diageo Plc                                 2,147,429
   49,530  Scottish & Newcastle Plc                     374,303
                                                   ------------
                                                      2,521,732
                                                   ------------
           BIOTECHNOLOGY                   0.24%
   19,500  Celltech Group Plc*                          274,928
                                                   ------------
           BUILDING PRODUCTS               0.16%
    1,560  Novar Plc                                      3,405
  116,220  Pilkington Plc                               189,649
                                                   ------------
                                                        193,054
                                                   ------------
           CHEMICALS                       0.50%
   22,542  BOC Group Plc                                335,146
   39,624  Imperial Chemical Industries Plc             247,141
                                                   ------------
                                                        582,287
                                                   ------------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.64%
   58,227  Brambles Industries Plc*                     277,023
    6,591  BTG Plc*                                      75,813
   36,816  Capita Group Plc                             233,899
  130,182  Chubb Plc                                    321,009
  125,112  Hays Plc                                     293,989
   71,097  Kidde Plc                                     82,243
  140,049  Rentokil Initial Plc                         504,806
   25,506  Serco Group Plc                              130,967
                                                   ------------
                                                      1,919,749
                                                   ------------
           COMMUNICATIONS EQUIPMENT        0.15%
  232,011  Marconi Plc                                  178,362
                                                   ------------
           CONSTRUCTION & ENGINEERING      0.19%
   23,322  AMEC Plc                                     157,303
   23,361  Balfour Beatty Plc                            66,076
                                                   ------------
                                                        223,379
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           CONSTRUCTION MATERIALS          0.54%
   57,330  Hanson Plc                              $    444,059
   18,954  RMC Group Plc                                188,326
                                                   ------------
                                                        632,385
                                                   ------------
           CONTAINERS & PACKAGING          0.18%
   41,808  Rexam Plc                                    215,281
                                                   ------------
           DIVERSIFIED FINANCIALS          1.78%
   54,132  Amvescap Plc                                 761,629
   21,996  Close Brothers Group Plc                     258,432
   11,895  Man Group Plc                                160,459
   12,285  Provident Financial Plc                      115,024
    8,346  Schroders Plc                                104,111
   52,260  3i Group Plc                                 686,018
                                                   ------------
                                                      2,085,673
                                                   ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      3.96%
  597,948  British Telecommunications Plc             3,660,105
  202,722  Cable & Wireless Plc                         976,240
                                                   ------------
                                                      4,636,345
                                                   ------------
           ELECTRIC UTILITIES              2.31%
   46,137  International Power Plc*                     185,373
  141,882  National Grid Group Plc                      965,201
   57,954  Scottish and Southern Energy Plc             558,174
  139,698  Scottish Power Plc                           992,897
                                                   ------------
                                                      2,701,645
                                                   ------------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.09%
   56,238  Spirent Plc                                  102,374
                                                   ------------
           FOOD & DRUG RETAILING           2.71%
   73,047  Boots Company Plc                            731,087
   61,542  Safeway Plc                                  313,772
   85,410  Sainsbury Plc                                469,223
  438,399  Tesco Plc                                  1,656,514
                                                   ------------
                                                      3,170,596
                                                   ------------
           FOOD PRODUCTS                   2.30%
  154,635  Cadbury Schweppes Plc                      1,049,715
   18,993  Tate & Lyle Plc                               75,761
  183,066  Unilever Plc                               1,561,359
                                                   ------------
                                                      2,686,835
                                                   ------------
           GAS UTILITIES                   1.30%
  276,939  Centrica Plc                                 907,842
  277,719  Lattice Group Plc                            616,332
                                                   ------------
                                                      1,524,174
                                                   ------------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.69%
   44,772  Amersham Plc                                 394,521
   69,537  Smith & Nephew Plc                           363,108
    5,772  SSL International Plc                         47,931
                                                   ------------
                                                        805,560
                                                   ------------
           HOTELS RESTAURANTS & LEISURE    2.50%
   13,260  Airtours Plc                                  49,527
  177,645  Compass Group Plc                          1,352,789
   80,535  Hilton Group Plc                             284,447
   62,985  P & 0 Princess Cruises Plc                   338,031


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI UNITED KINGDOM INDEX FUND (CONTINUED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON AND PREFERRED
              STOCK - BASKET (CONTINUED)
           HOTELS RESTAURANTS & LEISURE (CONTINUED)
   14,274  Rank Group Plc                          $     47,258
   67,041  Six Continents Plc                           716,681
   15,600  Whitbread Plc                                138,030
                                                   ------------
                                                      2,926,763
                                                   ------------
           HOUSEHOLD DURABLES              0.51%
   40,911  Barratt Developments Plc                     220,750
    9,867  Berkeley Group Plc                           105,623
   18,915  Pace Micro Technology Plc                     93,557
   60,645  Taylor Woodrow Plc                           172,413
                                                   ------------
                                                        592,343
                                                   ------------
           HOUSEHOLD PRODUCTS              0.70%
   53,625  Reckitt Benckiser Plc                        815,167
                                                   ------------
           IT CONSULTING & SERVICES        0.40%
   41,535  CMG Plc                                      151,821
   31,551  Logica Plc                                   319,438
                                                   ------------
                                                        471,259
                                                   ------------
           INDUSTRIAL CONGLOMERATES        0.47%
   32,331  FKI Plc                                       82,068
   42,822  Smiths Group Plc                             464,608
                                                   ------------
                                                        546,676
                                                   ------------
           INSURANCE                       4.82%
  153,348  CGNU Plc                                   2,266,575
  333,723  Legal & General Group Plc                    813,230
  146,133  Prudential Plc                             1,841,984
  104,325  Royal & Sun Alliance Insurance
             Group Plc                                  724,839
                                                   ------------
                                                      5,646,628
                                                   ------------
           INTERNET & CATALOG RETAIL       0.56%
   74,997  GUS Plc                                      656,506
                                                   ------------
           MACHINERY                       0.48%
   44,070  BBA Group Plc                                180,904
    8,463  IMI Plc                                       27,375
  271,128  Invensys Plc                                 357,877
                                                   ------------
                                                        566,156
                                                   ------------
           MARINE                          0.18%
   62,985  Peninsular & Oriental Steam
             Navigation Company Plc                     211,955
                                                   ------------
           MEDIA                           4.41%
   52,221  British Sky Broadcasting Group Plc*          589,687
   47,229  Carlton Communications Plc                   215,450
   20,280  Daily Mail & General Trust                   200,030
   62,946  EMI Group Plc                                374,343
  195,429  Granada Plc                                  422,370
   57,135  Pearson Plc                                  812,168
   85,995  Reed International Plc                       757,146
   73,125  Reuters Group Plc                            824,147
  125,931  Telewest Communications Plc*                  95,441
   13,221  United Business Media Plc                    105,090
   76,323  WPP Group Plc                                761,661
                                                   ------------
                                                      5,157,533
                                                   ------------




 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           METALS & MINING                 2.12%
  168,051  BHP Billiton Plc                          $  794,651
  218,790  Corus Group Plc                              203,107
   12,090  Johnson Matthey Plc                          175,365
   72,501  Rio Tinto Plc                              1,304,017
                                                   ------------
                                                      2,477,140
                                                   ------------
           MULTI-UTILITIES                 0.24%
   30,186  United Utilities Plc                         275,844
                                                   ------------
           MULTILINE RETAIL                1.48%
  102,414  Kingfisher Plc                               554,840
  217,854  Marks & Spencer Plc                          854,773
   23,283  Next Plc                                     319,145
                                                   ------------
                                                      1,728,758
                                                   ------------
           OIL & GAS                      14.89%
  261,066  BG Group Plc                               1,083,014
1,249,014  BP Plc                                    10,589,356
  698,217  Shell Transport & Trading
             Company Plc                              5,752,498
                                                   ------------
                                                     17,424,868
                                                   ------------
           PAPER & FOREST PRODUCTS         0.16%
   27,963  Bunzl Plc                                    184,752
                                                   ------------
           PHARMACEUTICALS                13.00%
  119,964  AstraZeneca Plc                            5,789,239
  355,446  GlaxoSmithKline Plc                        9,424,700
                                                   ------------
                                                     15,213,939
                                                   ------------
           REAL ESTATE                     1.46%
   35,100  British Land Company Plc                     254,563
   46,878  Canary Wharf Finance Plc*                    351,372
   40,404  Hammerson Plc                                289,807
   50,739  Land Securities Plc                          662,004
   27,768  Slough Estates Plc                           147,214
                                                   ------------
                                                      1,704,960
                                                   ------------
           ROAD & RAIL                     0.31%
   35,841  FirstGroup Plc                               186,115
   36,777  Railtrack Group Plc                          171,771
                                                   ------------
                                                        357,886
                                                   ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.28%
   81,705  ARM Holdings Plc*                            328,281
                                                   ------------
           SOFTWARE                        0.35%
   41,028  Misys Plc                                    180,319
   78,117  Sage Group Plc                               235,682
                                                   ------------
                                                        416,001
                                                   ------------
           SPECIALTY RETAIL                0.41%
  149,526  Dixons Group Plc                             480,406
                                                   ------------
           TOBACCO                         1.35%
  126,321  British American Tobacco Plc               1,079,217
   41,145  Imperial Tobacco Group Plc                   506,690
                                                   ------------
                                                      1,585,907
                                                   ------------


                 See accompanying notes to financial statements.

AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS                                           iSHARES, INC.
--------------------------------------------------------------------------------

  iSHARES MSCI UNITED KINGDOM INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

            COMMON AND PREFERRED
              STOCK - BASKET (CONTINUED)
           TRADING COMPANIES &
             DISTRIBUTORS                  0.43%
   24,882  Electrocomponents Plc                   $    190,201
   42,900  Wolseley Plc                                 319,533
                                                   ------------
                                                        509,734
                                                   ------------
           TRANSPORTATION INFRASTRUCTURE   0.93%
   48,204  Associated British Ports
             Holdings Plc                               308,347
   84,123  BAA Plc                                      782,761
                                                   ------------
                                                      1,091,108
                                                   ------------
           WATER UTILITIES                 0.46%
   21,996  AWG Plc                                      185,369
   32,136  Severn Trent Plc                             351,930
                                                   ------------
                                                        537,299
                                                   ------------
           WIRELESS TELECOMMUNICATION
             SERVICES                      6.97%
4,090,437  Vodafone Group Plc                         8,158,121
                                                   ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $137,238,200)                    116,985,738
                                                   ------------



 NO. OF
 SHARES    SECURITY                                   VALUE
---------  --------                                   -----

           COMMON STOCK -
             NON-BASKET                    0.05%
           AUTO COMPONENTS                 0.00%
   53,350  Ti Automotive Ltd**                     $         --
                                                   ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
       11  British Telecommunications Plc                    67
                                                   ------------
           MULTILINE RETAIL                0.04%
       14  Kingfisher Plc                                    77
  112,671  Woolworths Group Plc                          52,706
                                                   ------------
                                                         52,783
                                                   ------------
           WATER UTILITIES                 0.01%
6,774,768  AWG Plc - Redemption Shares                    9,336
                                                   ------------
           TOTAL COMMON STOCK - NON-BASKET
             (Cost $59,207)                              62,186
                                                   ------------
           TOTAL INVESTMENTS
             (COST $137,297,407)+        100.00%   $117,047,924
                                         =======   ============

----------------
* Non-income producing security.
**Fair valued security.
+ Aggregate cost for Federal income tax purposes is $139,916,536. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost          $  5,431,104
           Excess of tax cost over value           (28,299,716)
                                                  ------------
                                                  $(22,868,612)
                                                  ============

                 See accompanying notes to financial statements.

AUGUST 31, 2001

STATEMENTS OF ASSETS AND LIABILITIES                               iSHARES, INC.
--------------------------------------------------------------------------------

                                                            iSHARES MSCI   iSHARES MSCI    iSHARES MSCI     iSHARES MSCI
                                                              AUSTRALIA       AUSTRIA         BELGIUM       BRAZIL (FREE)
                                                             INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND
                                                            ------------    ------------    ------------    ------------
ASSETS
   Investments, at cost ..................................  $ 56,239,965    $ 11,306,584    $ 10,969,717    $ 20,935,462
                                                            ------------    ------------    ------------    ------------
   Foreign currency, at cost .............................  $     34,565    $      4,108    $     12,469    $         25
                                                            ------------    ------------    ------------    ------------
   Investments, at value .................................  $ 57,218,040    $ 11,451,253    $  9,887,642    $ 13,833,218
   Foreign currency, at value ............................        34,251           4,093          12,455              23
   Cash ..................................................        24,688          12,787          12,222         127,263
   Cash collateral for securities loaned (Note 5) ........     2,830,498         952,050         268,260              --
   Dividends receivable ..................................       222,646           3,742          27,763          82,017
   Interest receivable ...................................           702             695             458             185
   Receivable from investment adviser ....................            --           2,061           2,903             909
   Receivable for securities sold ........................       387,765              --              --              --
   Assets for in-kind redemptions ........................            --              --              --              --
   Prepaid expenses ......................................         2,351             475             386             787
                                                            ------------    ------------    ------------    ------------
      Total assets .......................................    60,720,941      12,427,156      10,212,089      14,044,402
                                                            ------------    ------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed ......................            --              --              --              --
   Payable for securities loaned (Note 5) ................     2,830,498         952,050         268,260              --
   Advisory fee payable ..................................         8,551              --              --              --
   Administration fee payable ............................         7,583           1,478           1,266           1,957
   Distribution fee payable ..............................        12,635           2,461           2,109           3,261
   Custody fee payable ...................................        15,680           2,001           1,480          10,633
   Accrued expenses ......................................        34,224          21,839          21,293          24,989
   Advances under loan arrangement .......................       500,000              --              --              --
                                                            ------------    ------------    ------------    ------------
      Total liabilities ..................................     3,409,171         979,829         294,408          40,840
                                                            ------------    ------------    ------------    ------------
NET ASSETS
   Capital stock, $0.001 par value .......................         6,200           1,400             840           1,250
   Paid-in capital .......................................    64,627,011      14,099,249      13,568,071      23,748,569
   Undistributed net investment income/(loss) ............       (49,100)         (1,923)        (99,277)       (190,859)
   Undistributed net realized gain/(loss) on investments .    (8,242,439)     (2,796,269)     (2,469,406)     (2,445,637)
   Net unrealized appreciation/(depreciation) on
      investments and translation of other assets and
      liabilities denominated in foreign currencies ......       970,098         144,870      (1,082,547)     (7,109,761)
                                                            ------------    ------------    ------------    ------------
   Net Assets ............................................  $ 57,311,770    $ 11,447,327    $  9,917,681    $ 14,003,562
                                                            ============    ============    ============    ============
   Shares of common stock issued and outstanding (Note 4)      6,200,030       1,400,030         840,030       1,250,000
                                                            ============    ============    ============    ============
   Net Asset Value Per Share .............................  $       9.24    $       8.18    $      11.81    $      11.20
                                                            ============    ============    ============    ============

                                                            iSHARES MSCI    iSHARES MSCI     iSHARES MSCI    iSHARES MSCI
                                                               CANADA            EMU            FRANCE          GERMANY
                                                             INDEX FUND      INDEX FUND       INDEX FUND      INDEX FUND
                                                            ------------    -------------    ------------    -------------
ASSETS
   Investments, at cost ..................................  $ 33,670,333    $ 104,905,402    $ 63,233,406    $ 159,973,959
                                                            ------------    -------------    ------------    -------------
   Foreign currency, at cost .............................  $     30,940    $     223,293    $     21,643    $       1,482
                                                            ------------    -------------    ------------    -------------
   Investments, at value .................................  $ 28,845,904    $  90,381,356    $ 58,507,542    $ 118,121,803
   Foreign currency, at value ............................        30,790          222,989          21,616            1,479
   Cash ..................................................        33,926           54,050          67,582           40,057
   Cash collateral for securities loaned (Note 5) ........       757,100               --       5,995,124       25,126,061
   Dividends receivable ..................................        30,337          258,615          80,007          488,054
   Interest receivable ...................................         1,098              765           2,878            6,647
   Receivable from investment adviser ....................            --               --              --               --
   Receivable for securities sold ........................            --               --              --               --
   Assets for in-kind redemptions ........................            --               --       3,899,660               --
   Prepaid expenses ......................................           831            2,207           2,990            6,181
                                                            ------------    -------------    ------------    -------------
      Total assets .......................................    29,699,986       90,919,982      68,577,399      143,790,282
                                                            ------------    -------------    ------------    -------------
LIABILITIES
   Payable for Fund shares redeemed ......................            --               --       3,903,038               --
   Payable for securities loaned (Note 5) ................       757,100               --       5,995,124       25,126,061
   Advisory fee payable ..................................           909           16,529          13,144           31,970
   Administration fee payable ............................         3,836           11,994           8,201           15,828
   Distribution fee payable ..............................         6,392           19,986          13,667           26,379
   Custody fee payable ...................................        11,382           28,197           9,665           11,429
   Accrued expenses ......................................        31,608           63,808          32,634           53,413
   Advances under loan arrangement .......................            --               --              --               --
                                                            ------------    -------------    ------------    -------------
      Total liabilities ..................................       811,227          140,514       9,975,473       25,265,080
                                                            ------------    -------------    ------------    -------------
NET ASSETS
   Capital stock, $0.001 par value .......................         2,700            1,600           3,001            7,801
   Paid-in capital .......................................    35,237,476      110,971,733      67,265,605      177,379,278
   Undistributed net investment income/(loss) ............            --          (17,943)        (12,576)         (36,766)
   Undistributed net realized gain/(loss) on investments .    (1,526,678)      (5,659,327)     (3,924,342)     (16,976,183)
   Net unrealized appreciation/(depreciation) on
      investments and translation of other assets and
      liabilities denominated in foreign currencies ......    (4,824,739)     (14,516,595)     (4,729,762)     (41,848,928)
                                                            ------------    -------------    ------------    -------------
   Net Assets ............................................  $ 28,888,759    $  90,779,468    $ 58,601,926    $ 118,525,202
                                                            ============    =============    ============    =============
   Shares of common stock issued and outstanding (Note 4)      2,700,030        1,600,000       3,001,000        7,801,000
                                                            ============    =============    ============    =============
   Net Asset Value Per Share .............................  $      10.70    $       56.74    $      19.53    $       15.19
                                                            ============    =============    ============    =============

                                                            iSHARES MSCI   iSHARES MSCI    iSHARES MSCI
                                                              HONG KONG        ITALY           JAPAN
                                                             INDEX FUND     INDEX FUND      INDEX FUND
                                                            ------------   ------------    -------------
ASSETS
   Investments, at cost ..................................  $ 55,935,308   $ 37,456,952    $ 641,532,000
                                                            ------------   ------------    -------------
   Foreign currency, at cost .............................  $    144,094   $     26,156    $     187,314
                                                            ------------   ------------    -------------
   Investments, at value .................................  $ 52,636,975   $ 34,652,240    $ 527,723,573
   Foreign currency, at value ............................       144,094         26,127          196,637
   Cash ..................................................        59,820         37,424          374,130
   Cash collateral for securities loaned (Note 5) ........     4,983,783      7,155,844       84,703,790
   Dividends receivable ..................................       172,398             --          118,993
   Interest receivable ...................................         1,032         12,030           18,962
   Receivable from investment adviser ....................            --             --               --
   Receivable for securities sold ........................            --             --               --
   Assets for in-kind redemptions ........................            --             --               --
   Prepaid expenses ......................................         2,786          1,592           27,884
                                                            ------------   ------------    -------------
      Total assets .......................................    58,000,888     41,885,257      613,163,969
                                                            ------------   ------------    -------------
LIABILITIES
   Payable for Fund shares redeemed ......................            --             --               --
   Payable for securities loaned (Note 5) ................     4,983,783      7,155,844       84,703,790
   Advisory fee payable ..................................        13,238          3,692          185,254
   Administration fee payable ............................         7,027          4,561           70,330
   Distribution fee payable ..............................        11,712          7,602          117,226
   Custody fee payable ...................................         5,013          5,182           33,277
   Accrued expenses ......................................        34,023         26,487          155,359
   Advances under loan arrangement .......................            --             --               --
                                                            ------------   ------------    -------------
      Total liabilities ..................................     5,054,796      7,203,368       85,265,236
                                                            ------------   ------------    -------------
NET ASSETS
   Capital stock, $0.001 par value .......................         5,926          1,950           58,201
   Paid-in capital .......................................    66,280,392     40,903,485      710,823,557
   Undistributed net investment income/(loss) ............           (98)        (8,931)        (843,085)
   Undistributed net realized gain/(loss) on investments .   (10,041,791)    (3,409,875)     (68,344,069)
   Net unrealized appreciation/(depreciation) on
      investments and translation of other assets and
      liabilities denominated in foreign currencies ......    (3,298,337)    (2,804,740)    (113,795,871)
                                                            ------------   ------------    -------------
   Net Assets ............................................  $ 52,946,092   $ 34,681,889    $ 527,898,733
                                                            ============   ============    =============
   Shares of common stock issued and outstanding (Note 4)      5,926,000      1,950,030       58,201,000
                                                            ============   ============    =============
   Net Asset Value Per Share .............................  $       8.93   $      17.79    $        9.07
                                                            ============   ============    =============


                 See accompanying notes to financial statements.

                                      86-87

AUGUST 31, 2001

STATEMENTS OF ASSETS AND LIABILITIES (concluded)                   iSHARES, INC.
--------------------------------------------------------------------------------

                                                              iSHARES MSCI    iSHARES MSCI  iSHARES MSCI    iSHARES MSCI
                                                             MALAYSIA (FREE)  MEXICO (FREE)  NETHERLANDS  SINGAPORE (FREE)
                                                               INDEX FUND      INDEX FUND    INDEX FUND      INDEX FUND
                                                              ------------    ------------   ------------    ------------
ASSETS
  Investments, at cost .................................      $ 60,405,402    $ 47,216,749   $ 28,257,423    $ 84,188,231
                                                              ------------    ------------   ------------    ------------
  Foreign currency, at cost ............................      $  1,881,863    $     58,182   $     51,615    $     97,930
                                                              ------------    ------------   ------------    ------------
  Investments, at value ................................      $ 80,666,924    $ 45,749,853   $ 24,037,933    $ 73,264,199
  Foreign currency, at value ...........................         1,881,863          57,206         51,606          98,500
  Cash .................................................                --              --         25,635          18,603
  Cash collateral for securities loaned (Note 5) .......                --      12,215,534      1,385,896      18,708,492
  Dividends receivable .................................            52,486             331        106,096          64,933
  Interest receivable ..................................               262           9,950            804          13,589
  Receivable from investment adviser ...................                --              --             --              --
  Receivable for securities sold .......................                --       2,074,416             --       4,454,864
  Prepaid expenses .....................................             2,850           2,119          1,409           2,245
                                                              ------------    ------------   ------------    ------------
      Total assets .....................................        82,604,385      60,109,409     25,609,379      96,625,425
                                                              ------------    ------------   ------------    ------------
LIABILITIES
  Bank Overdraft .......................................           488,531          26,679             --              --
  Payable for securities purchased .....................                --       1,542,262             --       3,924,428
  Payable for Fund shares redeemed .....................         1,133,157              --             --              --
  Payable for securities loaned (Note 5) ...............                --      12,215,534      1,385,896      18,708,492
  Payable for foreign withholding tax ..................                --              --             --              --
  Advisory fee payable .................................            15,665           6,398          2,537          16,357
  Administration fee payable ...........................            10,072           6,081          3,166           9,371
  Distribution fee payable .............................            16,780          10,135          5,276          15,617
  Custody fee payable ..................................            25,592          14,096          2,688           8,875
  Accrued expenses .....................................            37,122          32,717         25,739          38,652
  Advances under loan arrangement ......................                --         200,000             --         200,000
                                                              ------------    ------------   ------------    ------------
      Total liabilities ................................         1,726,919      14,053,902      1,425,302      22,921,792
                                                              ------------    ------------   ------------    ------------
NET ASSETS
  Capital stock, $0.001 par value ......................            15,825           3,000          1,301          13,800
  Paid-in capital ......................................        84,426,249      48,481,174     31,745,550      90,003,992
  Undistributed net investment income/(loss) ...........            (2,667)         93,695         32,593          (3,575)
  Undistributed net realized gain/(loss) on investments        (23,823,463)     (1,054,495)    (3,376,682)     (5,394,877)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ......        20,261,522      (1,467,867)    (4,218,685)    (10,915,707)
                                                              ------------    ------------   ------------    ------------
  Net Assets ...........................................      $ 80,877,466    $ 46,055,507   $ 24,184,077    $ 73,703,633
                                                              ============    ============   ============    ============
  Shares of common stock issued and outstanding (Note 4)        15,825,030       3,000,030      1,301,000      13,800,030
                                                              ============    ============   ============    ============
  Net Asset Value Per Share ............................      $       5.11    $      15.35   $      18.59    $       5.34
                                                              ============    ============   ============    ============

                                                            iSHARES MSCI  iSHARES MSCI   iSHARES MSCI    iSHARES MSCI
                                                             SOUTH KOREA      SPAIN         SWEDEN        SWITZERLAND
                                                             INDEX FUND    INDEX FUND     INDEX FUND      INDEX FUND
                                                            ------------   ------------   ------------   ------------
ASSETS
  Investments, at cost .................................    $ 40,038,332   $ 31,693,271   $ 15,872,949   $ 36,786,742
                                                            ------------   ------------   ------------   ------------
  Foreign currency, at cost ............................    $          1   $      1,633   $      1,593   $      3,585
                                                            ------------   ------------   ------------   ------------
  Investments, at value ................................    $ 37,711,060   $ 27,132,544   $ 10,603,669   $ 32,115,002
  Foreign currency, at value ...........................               1          1,639          1,665          3,545
  Cash .................................................              --          1,123             --             --
  Cash collateral for securities loaned (Note 5) .......              --      4,069,684        601,020        144,670
  Dividends receivable .................................           4,236         33,880             --        237,050
  Interest receivable ..................................             972          2,150            190            555
  Receivable from investment adviser ...................              --             --          2,483             --
  Receivable for securities sold .......................         855,478        268,755        233,580        858,047
  Prepaid expenses .....................................           1,016          1,265            566          1,555
                                                            ------------   ------------   ------------   ------------
      Total assets .....................................      38,572,763     31,511,040     11,443,173     33,360,424
                                                            ------------   ------------   ------------   ------------
LIABILITIES
  Bank Overdraft .......................................          32,354             --         18,686         29,185
  Payable for securities purchased .....................         701,654        105,220        166,375        756,976
  Payable for Fund shares redeemed .....................              --             --             --             --
  Payable for securities loaned (Note 5) ...............              --      4,069,684        601,020        144,670
  Payable for foreign withholding tax ..................              --             --             --             --
  Advisory fee payable .................................           8,074          3,175             --          4,448
  Administration fee payable ...........................           4,417          3,485          1,430          4,218
  Distribution fee payable .............................           7,362          5,808          2,384          7,029
  Custody fee payable ..................................          16,654          2,746          1,475          3,460
  Accrued expenses .....................................          34,895         23,369         21,813         26,101
  Advances under loan arrangement ......................              --        100,000             --             --
                                                            ------------   ------------   ------------   ------------
      Total liabilities ................................         805,410      4,313,487        813,183        976,087
                                                            ------------   ------------   ------------   ------------
NET ASSETS
  Capital stock, $0.001 par value ......................           2,850          1,275            825          2,501
  Paid-in capital ......................................      43,812,017     34,126,984     19,425,785     39,671,504
  Undistributed net investment income/(loss) ...........         (41,734)       (11,327)        (6,275)         4,641
  Undistributed net realized gain/(loss) on investments       (3,678,540)    (2,357,297)    (3,521,005)    (2,616,120)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ......      (2,327,240)    (4,562,082)    (5,269,340)    (4,678,189)
                                                            ------------   ------------   ------------   ------------
  Net Assets ...........................................    $ 37,767,353   $ 27,197,553   $ 10,629,990   $ 32,384,337
                                                            ============   ============   ============   ============
  Shares of common stock issued and outstanding (Note 4)       2,850,000      1,275,030        825,030      2,501,000
                                                            ============   ============   ============   ============
  Net Asset Value Per Share ............................    $      13.25   $      21.33   $      12.88   $      12.95
                                                            ============   ============   ============   ============

                                                            iSHARES MSCI    iSHARES MSCI
                                                               TAIWAN      UNITED KINGDOM
                                                             INDEX FUND      INDEX FUND
                                                            -------------   -------------
ASSETS
  Investments, at cost .................................    $ 147,126,269   $ 137,297,407
                                                            -------------   -------------
  Foreign currency, at cost ............................    $     636,394   $     271,182
                                                            -------------   -------------
  Investments, at value ................................    $ 110,334,045   $ 117,047,924
  Foreign currency, at value ...........................          636,870         270,936
  Cash .................................................          169,059         138,288
  Cash collateral for securities loaned (Note 5) .......               --              --
  Dividends receivable .................................          230,471         662,394
  Interest receivable ..................................            1,635           2,677
  Receivable from investment adviser ...................               --              --
  Receivable for securities sold .......................               --              --
  Prepaid expenses .....................................            4,196           5,547
                                                            -------------   -------------
      Total assets .....................................      111,376,276     118,127,766
                                                            -------------   -------------
LIABILITIES
  Bank Overdraft .......................................               --              --
  Payable for securities purchased .....................          277,252         116,679
  Payable for Fund shares redeemed .....................               --              --
  Payable for securities loaned (Note 5) ...............               --              --
  Payable for foreign withholding tax ..................          123,266              --
  Advisory fee payable .................................           23,903          35,285
  Administration fee payable ...........................           13,134          15,310
  Distribution fee payable .............................           21,898          25,516
  Custody fee payable ..................................           57,062           3,495
  Accrued expenses .....................................           73,533          48,747
  Advances under loan arrangement ......................               --              --
                                                            -------------   -------------
      Total liabilities ................................          590,048         245,032
                                                            -------------   -------------
NET ASSETS
  Capital stock, $0.001 par value ......................           12,300           7,801
  Paid-in capital ......................................      164,063,217     150,415,947
  Undistributed net investment income/(loss) ...........          (11,996)         56,245
  Undistributed net realized gain/(loss) on investments       (16,486,977)    (12,354,419)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ......      (36,790,316)    (20,242,840)
                                                            -------------   -------------
  Net Assets ...........................................    $ 110,786,228   $ 117,882,734
                                                            =============   =============
  Shares of common stock issued and outstanding (Note 4)       12,300,000       7,801,000
                                                            =============   =============
  Net Asset Value Per Share ............................    $        9.01   $       15.11
                                                            =============   =============


                 See accompanying notes to financial statements.

                                      88-89

FOR THE YEAR ENDED AUGUST 31, 2001

STATEMENTS OF OPERATIONS                                           iSHARES, INC.
--------------------------------------------------------------------------------

                                                              iSHARES MSCI      iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                                AUSTRALIA          AUSTRIA            BELGIUM        BRAZIL (FREE)
                                                               INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                                               -----------       -----------       -----------       -----------
INVESTMENT INCOME:
  Dividends+ ............................................      $ 1,827,366       $   269,399       $   254,373       $   891,318
  Interest ..............................................            9,927             1,336               769             1,044
  Securities lending income .............................            8,905             7,334             6,953                --
                                                               -----------       -----------       -----------       -----------
    Total investment income .............................        1,846,198           278,069           262,095           892,362
                                                               -----------       -----------       -----------       -----------
EXPENSES: (NOTE 2)
  Advisory fees .........................................          113,828                --                --             9,271
  Administration fees ...................................           82,034            16,537            16,152            24,693
  Distribution fees .....................................          136,549            27,523            26,887            41,100
  Custodian fees and expenses ...........................           36,150            12,756            10,233            44,180
  Transfer agent fees ...................................           10,672             7,960             7,749             6,798
  Directors' fees .......................................            7,119             1,457             1,380             2,276
  Professional fees .....................................           35,282            21,515            20,886            24,011
  Federal and state registration fees ...................              191               436                --               558
  Amortization of deferred organization costs ...........           18,878            14,025             6,124                --
  Insurance .............................................            3,807               723               687               229
  Printing ..............................................            7,200             1,323             1,053             2,217
  Amex listing fee ......................................               --                40                --                 5
  Interest expense ......................................              263                51                43                66
  Miscellaneous expenses ................................            6,832             2,613             2,475             7,353
                                                               -----------       -----------       -----------       -----------
    Total expenses ......................................          458,805           106,959            93,669           162,757
    Less reimbursements from investment adviser .........               --           (14,481)           (3,325)               --
                                                               -----------       -----------       -----------       -----------
    Net expenses ........................................          458,805            92,478            90,344           162,757
                                                               -----------       -----------       -----------       -----------
  Net investment income/(loss) ..........................        1,387,393           185,591           171,751           729,605
                                                               -----------       -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............       (4,633,392)       (1,414,276)       (1,316,153)       (1,717,337)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................          432,349                --          (522,188)               --
  Net realized gain/(loss) on foreign currency
    related transactions ................................         (116,174)           (3,288)          (10,082)         (217,678)
                                                               -----------       -----------       -----------       -----------
                                                                (4,317,217)       (1,417,564)       (1,848,423)       (1,935,015)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......          188,166         2,129,043           527,758        (6,758,566)
                                                               -----------       -----------       -----------       -----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation  of  other  assets  and  liabilities
    denominated in foreign currencies ...................       (4,129,051)          711,479        (1,320,665)       (8,693,581)
                                                               -----------       -----------       -----------       -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................      $(2,741,658)      $   897,070       $(1,148,914)      $(7,963,976)
                                                               ===========       ===========       ===========       ===========

----------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................      $    35,601       $    47,541       $    44,890       $    89,715
----------------------------------------------------------------------------------------------------------------------------------

                                                             iSHARES MSCI       iSHARES MSCI      iSHARES MSCI      iSHARES MSCI
                                                                CANADA               EMU             FRANCE            GERMANY
                                                              INDEX FUND         INDEX FUND        INDEX FUND        INDEX FUND
                                                             -----------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends+ ............................................    $   262,480       $  1,117,808       $    818,838       $  2,548,255
  Interest ..............................................          2,079              8,262              7,864                 --
  Securities lending income .............................          4,314                 --             39,498            140,103
                                                             -----------       ------------       ------------       ------------
    Total investment income .............................        268,873          1,126,070            866,200          2,688,358
                                                             -----------       ------------       ------------       ------------
EXPENSES: (NOTE 2)
  Advisory fees .........................................          3,760             86,333            177,550            406,730
  Administration fees ...................................         31,647             86,065            115,968            220,636
  Distribution fees .....................................         52,667            143,207            193,060            367,265
  Custodian fees and expenses ...........................         21,913             45,552             45,007             67,597
  Transfer agent fees ...................................          9,719             10,729             13,024             22,599
  Directors' fees .......................................          2,778              8,280              9,903             19,489
  Professional fees .....................................         24,718             42,393             39,296             59,960
  Federal and state registration fees ...................          4,164             15,608                 --                473
  Amortization of deferred organization costs ...........         13,319                 --             36,559             34,733
  Insurance .............................................          1,189              2,308              5,692             11,314
  Printing ..............................................          2,889             11,271              8,107             15,946
  Amex listing fee ......................................             --                172                 --                132
  Interest expense ......................................            129                406                279                528
  Miscellaneous expenses ................................          8,069             28,853              4,235              6,608
                                                             -----------       ------------       ------------       ------------
    Total expenses ......................................        176,961            481,177            648,680          1,234,010
    Less reimbursements from investment adviser .........             --                 --                 --                 --
                                                             -----------       ------------       ------------       ------------
    Net expenses ........................................        176,961            481,177            648,680          1,234,010
                                                             -----------       ------------       ------------       ------------
  Net investment income/(loss) ..........................         91,912            644,893            217,520          1,454,348
                                                             -----------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............       (792,641)        (5,651,185)        (3,819,839)       (14,331,600)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................             --                 --          2,988,888            680,615
  Net realized gain/(loss) on foreign currency
    related transactions ................................         (2,548)            (6,856)            (6,431)           (44,546)
                                                             -----------       ------------       ------------       ------------
                                                                (795,189)        (5,658,041)          (837,382)       (13,695,531)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......     (8,092,003)       (12,446,864)       (22,986,821)       (29,186,710)
                                                             -----------       ------------       ------------       ------------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation  of  other  assets  and  liabilities
    denominated in foreign currencies ...................     (8,887,192)       (18,104,905)       (23,824,203)       (42,882,241)
                                                             -----------       ------------       ------------       ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................    $(8,795,280)      $(17,460,012)      $(23,606,683)      $(41,427,893)
                                                             ===========       ============       ============       ============

-----------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................    $    46,320       $    127,827       $     28,036       $    289,529
-----------------------------------------------------------------------------------------------------------------------------------

                                                               iSHARES MSCI        iSHARES MSCI       iSHARES MSCI
                                                                 HONG KONG            ITALY              JAPAN
                                                                INDEX FUND          INDEX FUND         INDEX FUND
                                                                ------------       ------------       -------------
INVESTMENT INCOME:
  Dividends+ ............................................       $  1,907,614       $    759,120       $   4,385,145
  Interest ..............................................              3,438              4,408              17,365
  Securities lending income .............................             16,908            113,304             157,326
                                                                ------------       ------------       -------------
    Total investment income .............................          1,927,960            876,832           4,559,836
                                                                ------------       ------------       -------------
EXPENSES: (NOTE 2)
  Advisory fees .........................................            153,909             86,114           2,011,201
  Administration fees ...................................             98,077             65,865             942,137
  Distribution fees .....................................            163,260            109,650           1,568,286
  Custodian fees and expenses ...........................             37,777             27,595             177,597
  Transfer agent fees ...................................             19,733              9,531              50,134
  Directors' fees .......................................             11,155              5,737              78,636
  Professional fees .....................................             36,365             29,849             233,030
  Federal and state registration fees ...................              1,738              1,349               3,401
  Amortization of deferred organization costs ...........              9,680             18,412              76,651
  Insurance .............................................              5,076              3,464              51,834
  Printing ..............................................              7,351              4,249              69,842
  Amex listing fee ......................................                  9                 48                  --
  Interest expense ......................................                241                156               2,402
  Miscellaneous expenses ................................              4,182              6,405               4,290
                                                                ------------       ------------       -------------
    Total expenses ......................................            548,553            368,424           5,269,441
    Less reimbursements from investment adviser .........                 --                 --                  --
                                                                ------------       ------------       -------------
    Net expenses ........................................            548,553            368,424           5,269,441
                                                                ------------       ------------       -------------
  Net investment income/(loss) ..........................          1,379,407            508,408            (709,605)
                                                                ------------       ------------       -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............         (4,146,044)        (3,209,421)        (63,778,905)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................            842,652          1,196,375           6,939,693
  Net realized gain/(loss) on foreign currency
    related transactions ................................                 43            (10,672)           (252,980)
                                                                ------------       ------------       -------------
                                                                  (3,303,349)        (2,023,718)        (57,092,192)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......        (22,064,345)        (6,548,102)       (218,815,571)
                                                                ------------       ------------       -------------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation  of  other  assets  and  liabilities
    denominated in foreign currencies ...................        (25,367,694)        (8,571,820)       (275,907,763)
                                                                ------------       ------------       -------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................       $(23,988,287)      $ (8,063,412)      $(276,617,368)
                                                                ============       ============       =============

-------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................       $         --       $    126,703       $     773,849
-------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                      90-91

FOR THE YEAR ENDED AUGUST 31, 2001

STATEMENTS OF OPERATIONS (concluded)                               iSHARES, INC.
--------------------------------------------------------------------------------

                                                              iSHARES MSCI      iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                             MALAYSIA (FREE)    MEXICO (FREE)       NETHERLANDS    SINGAPORE (FREE)
                                                               INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                                               ------------       -----------       -----------       ------------
INVESTMENT INCOME:
  Dividends+ ............................................      $  1,711,054       $   693,135       $   699,730       $  1,257,649
  Interest ..............................................            15,166             1,540             3,793              1,154
  Securities lending income .............................                --            68,004             2,774             47,906
                                                               ------------       -----------       -----------       ------------
    Total investment income .............................         1,726,220           762,679           706,297          1,306,709
                                                               ------------       -----------       -----------       ------------
EXPENSES: (NOTE 2)
  Advisory fees .........................................           179,613            32,399            60,956            153,096
  Administration fees ...................................           127,986            58,484            48,662             98,430
  Distribution fees .....................................           213,047            97,341            81,006            163,869
  Custodian fees and expenses ...........................            88,643            65,014            20,141             36,634
  Transfer agent fees ...................................            14,046            12,524             9,504             18,922
  Directors' fees .......................................            11,292             5,311             4,344              8,311
  Professional fees .....................................            47,357            30,927            27,953             34,999
  Federal and state registration fees ...................               741             2,210               844              7,569
  Amortization of deferred organization costs ...........            10,263            10,369             8,683             12,323
  Insurance .............................................             6,601             2,684             2,032              5,156
  Printing ..............................................             9,182             5,496             3,710              6,994
  Amex listing fee ......................................                55                39                79                 --
  Interest expenses .....................................               341               200               108                321
  Miscellaneous expenses ................................             6,684             4,067             4,159              3,977
                                                               ------------       -----------       -----------       ------------
    Total expenses ......................................           715,851           327,065           272,181            550,601
    Less reimbursements from investment adviser .........                --                --                --                 --
                                                               ------------       -----------       -----------       ------------
    Net expenses ........................................           715,851           327,065           272,181            550,601
                                                               ------------       -----------       -----------       ------------
  Net investment income/(loss) ..........................         1,010,369           435,614           434,116            756,108
                                                               ------------       -----------       -----------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............       (13,090,241)         (877,181)       (3,131,940)        (4,003,423)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................                --         4,144,841           725,722          2,510,598
  Net realized gain/(loss) on foreign currency
    related transactions ................................            (2,805)           (6,083)          (35,713)           (15,817)
                                                               ------------       -----------       -----------       ------------
                                                                (13,093,046)        3,261,577        (2,441,931)        (1,508,642)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......        (3,810,341)       (6,058,723)       (4,686,056)       (20,518,141)
                                                               ------------       -----------       -----------       ------------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ...................       (16,903,387)       (2,797,146)       (7,127,987)       (22,026,783)
                                                               ------------       -----------       -----------       ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................      $(15,893,018)      $(2,361,532)      $(6,693,871)      $(21,270,675)
                                                               ============       ===========       ===========       ============

-----------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................      $         --       $    57,640       $   110,044       $         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                              iSHARES MSCI       iSHARES MSCI      iSHARES MSCI       iSHARES MSCI
                                                               SOUTH KOREA           SPAIN            SWEDEN           SWITZERLAND
                                                               INDEX FUND         INDEX FUND        INDEX FUND         INDEX FUND
                                                               -----------        -----------       ------------       ------------
INVESTMENT INCOME:
  Dividends+ ............................................      $   311,080        $   542,529       $    190,770       $    450,542
  Interest ..............................................            3,690              5,701              1,544              2,161
  Securities lending income .............................               --             17,292             10,976              7,873
                                                               -----------        -----------       ------------       ------------
    Total investment income .............................          314,770            565,522            203,290            460,576
                                                               -----------        -----------       ------------       ------------
EXPENSES: (NOTE 2)
  Advisory fees .........................................           22,313             63,808              7,760             72,584
  Administration fees ...................................           29,066             51,020             24,633             61,178
  Distribution fees .....................................           48,377             84,938             41,017            101,847
  Custodian fees and expenses ...........................           35,746             21,122             17,114             27,094
  Transfer agent fees ...................................            7,681              9,819              8,964             10,329
  Directors' fees .......................................            2,795              4,463              1,953              5,420
  Professional fees .....................................           27,327             27,253             20,461             29,804
  Federal and state registration fees ...................            6,806                 --                 --                 --
  Amortization of deferred organization costs ...........               --             15,221              9,910             23,399
  Insurance .............................................            3,170              2,491              1,400              2,580
  Printing ..............................................            4,203              3,221              1,354              4,483
  Amex listing fee ......................................               73                 --                 --                 70
  Interest expenses .....................................              153                119                 48                145
  Miscellaneous expenses ................................            3,868              1,915              3,204              3,203
                                                               -----------        -----------       ------------       ------------
    Total expenses ......................................          191,578            285,390            137,818            342,136
    Less reimbursements from investment adviser .........               --                 --                 --                 --
                                                               -----------        -----------       ------------       ------------
    Net expenses ........................................          191,578            285,390            137,818            342,136
                                                               -----------        -----------       ------------       ------------
  Net investment income/(loss) ..........................          123,192            280,132             65,472            118,440
                                                               -----------        -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............       (2,854,544)        (1,945,425)        (3,624,400)        (2,201,341)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................               --            631,005           (577,092)          (168,745)
  Net realized gain/(loss) on foreign currency
    related transactions ................................          (45,822)           (26,222)           (32,941)            17,104
                                                               -----------        -----------       ------------       ------------
                                                                (2,900,366)        (1,340,642)        (4,234,433)        (2,352,982)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......       (1,648,141)        (2,121,855)        (6,548,770)        (3,937,865)
                                                               -----------        -----------       ------------       ------------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ...................       (4,548,507)        (3,462,497)       (10,783,203)        (6,290,847)
                                                               -----------        -----------       ------------       ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................      $(4,425,315)       $(3,182,365)      $(10,717,731)      $ (6,172,407)
                                                               ===========        ===========       ============       ============

------------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................      $    65,291*       $    92,312       $     33,665       $     77,719
------------------------------------------------------------------------------------------------------------------------------------

                                                              iSHARES MSCI       iSHARES MSCI
                                                                 TAIWAN         UNITED KINGDOM
                                                               INDEX FUND         INDEX FUND
                                                               ------------        ------------
INVESTMENT INCOME:
  Dividends+ ............................................      $    614,037        $  3,354,129
  Interest ..............................................            31,806              26,089
  Securities lending income .............................                --                  --
                                                               ------------        ------------
    Total investment income .............................           645,843           3,380,218
                                                               ------------        ------------
EXPENSES: (NOTE 2)
  Advisory fees .........................................           181,157             432,898
  Administration fees ...................................           131,529             210,427
  Distribution fees .....................................           218,895             350,308
  Custodian fees and expenses ...........................           198,956              29,537
  Transfer agent fees ...................................             7,914              14,855
  Directors' fees .......................................            12,300              17,572
  Professional fees .....................................            56,298              62,196
  Federal and state registration fees ...................            27,929                  --
  Amortization of deferred organization costs ...........                --              22,089
  Insurance .............................................             3,170               8,385
  Printing ..............................................            15,721              16,731
  Amex listing fee ......................................               545                  96
  Interest expenses .....................................               471                 518
  Miscellaneous expenses ................................            11,938              11,424
                                                               ------------        ------------
    Total expenses ......................................           866,823           1,177,036
    Less reimbursements from investment adviser .........                --                  --
                                                               ------------        ------------
    Net expenses ........................................           866,823           1,177,036
                                                               ------------        ------------
  Net investment income/(loss) ..........................          (220,980)          2,203,182
                                                               ------------        ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ...............       (15,093,927)        (10,498,622)
  Net realized gain/(loss) on investments on
    in-kind redemptions .................................                --          (2,792,447)
  Net realized gain/(loss) on foreign currency
    related transactions ................................           (18,260)             (6,140)
                                                               ------------        ------------
                                                                (15,112,187)        (13,297,209)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies .......       (33,745,530)        (12,060,808)
                                                               ------------        ------------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related  transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ...................       (48,857,717)        (25,358,017)
                                                               ------------        ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................      $(49,078,697)       $(23,154,835)
                                                               ============        ============

-----------------------------------------------------------------------------------------------
+Net of foreign withholding tax of: .....................      $    824,994*       $    365,818
-----------------------------------------------------------------------------------------------

* Includes foreign taxes paid on stock dividends of $3,189 and $531,750 for the iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, respectively. See Note 1.


                 See accompanying notes to financial statements.

                                      92-93

STATEMENTS OF CHANGES IN NET ASSETS                                iSHARES, INC.
--------------------------------------------------------------------------------

                                                            iSHARES MSCI                          iSHARES MSCI
                                                              AUSTRALIA                              AUSTRIA
                                                             INDEX FUND                            INDEX FUND
                                                   -------------------------------       -------------------------------
                                                     For the            For the              For the           For the
                                                      year               year                 year              year
                                                      ended              ended                ended             ended
                                                    08/31/01           08/31/00             08/31/01          08/31/00
                                                   ------------       ------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $  1,387,393       $  1,359,481       $   (185,591)      $     56,386
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...        (4,317,217)        (2,240,018)        (1,417,564)        (1,051,556)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......           188,166          2,071,775          2,129,043         (1,077,240)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............        (2,741,658)         1,191,238            897,070         (2,072,410)
                                                   ------------       ------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................        (1,236,366)        (1,359,481)          (185,591)           (56,386)
  In excess of net investment income ........                --            (25,516)            (4,555)            (6,475)
  Net realized gains ........................                --                 --                 --                 --
  In excess of net realized gains ...........                --                 --                 --                 --
  Return of capital .........................          (140,041)          (156,130)              (258)                --
                                                   ------------       ------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................        (1,376,407)        (1,541,127)          (190,404)           (62,861)
                                                   ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........        13,421,561         12,114,567                 --          2,349,160
  Cost of shares redeemed ...................       (13,566,216)        (4,147,344)                --         (2,249,507)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .          (144,655)         7,967,223                 --             99,653
                                                   ------------       ------------       ------------       ------------
  Total increase/(decrease) in net assets ...        (4,262,720)         7,617,334            706,666         (2,035,618)
NET ASSETS:
  Beginning of period .......................        61,574,490         53,957,156         10,740,661         12,776,279
                                                   ------------       ------------       ------------       ------------
  End of period .............................      $ 57,311,770       $ 61,574,490       $ 11,447,327       $ 10,740,661
                                                   ============       ============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $    (49,100)      $    (84,138)      $     (1,923)      $      5,920
                                                   ============       ============       ============       ============
Capital Share Transactions:
  Shares sold ...............................         1,400,000          1,200,000                 --            300,000
  Shares redeemed ...........................        (1,400,000)          (400,000)                --           (300,000)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in shares .........                --            800,000                 --                 --
                                                   ============       ============       ============       ============

                                                             iSHARES MSCI                         iSHARES MSCI
                                                                BELGIUM                           BRAZIL (FREE)
                                                              INDEX FUND                           INDEX FUND
                                                   --------------------------------      -------------------------------
                                                      For the           For the            For the             For the
                                                       year              year               year               period
                                                       ended             ended              ended            07/11/00*-
                                                     08/31/01          08/31/00           08/31/01            08/31/00
                                                   ------------       ------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $    171,751)      $    173,772       $    729,605       $     25,270
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...        (1,848,423)          (472,104)        (1,935,015)          (416,132)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......           527,758         (1,751,697)        (6,758,566)          (351,195)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............        (1,148,914)        (2,050,029)        (7,963,976)          (742,057)
                                                   ------------       ------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................          (171,751)          (173,772)          (694,519)           (20,804)
  In excess of net investment income ........           (54,817)          (185,439)                --                 --
  Net realized gains ........................                --                 --                 --                 --
  In excess of net realized gains ...........                --                 --                 --           (324,901)
  Return of capital .........................                --                 --           (107,731)                --
                                                   ------------       ------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................          (226,568)          (359,211)          (802,250)          (345,705)
                                                   ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........                --          2,142,828          4,486,610         34,771,580
  Cost of shares redeemed ...................        (1,936,534)                --                 --        (15,400,640)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .        (1,936,534)         2,142,828          4,486,610         19,370,940
                                                   ------------       ------------       ------------       ------------
  Total increase/(decrease) in net assets ...        (3,312,016)          (266,412)        (4,279,616)        18,283,178
NET ASSETS:
  Beginning of period .......................        13,229,697         13,496,109         18,283,178                 --
                                                   ------------       ------------       ------------       ------------
  End of period .............................      $  9,917,681       $ 13,229,697       $ 14,003,562       $ 18,283,178
                                                   ============       ============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $    (99,277)      $   (131,041)      $   (190,859)      $     (8,267)
                                                   ============       ============       ============       ============
Capital Share Transactions:
  Shares sold ...............................                --            160,000            300,000          1,750,000
  Shares redeemed ...........................          (160,000)                --                 --           (800,000)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in shares .........          (160,000)           160,000            300,000            950,000
                                                   ============       ============       ============       ============

                                                            iSHARES MSCI                         iSHARES MSCI
                                                               CANADA                                 EMU
                                                             INDEX FUND                           INDEX FUND
                                                   -------------------------------       -------------------------------
                                                      For the            For the           For the            For the
                                                       year               year              year              period
                                                       ended              ended             ended           07/26/00*-
                                                     08/31/01           08/31/00          08/31/01           08/31/00
                                                   ------------       ------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $     91,912       $    573,834       $    644,893       $      1,162
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...          (795,189)         4,490,275         (5,658,041)              (563)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......        (8,092,003)         2,244,139        (12,446,864)        (2,069,731)
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............        (8,795,280)         7,308,248        (17,460,012)        (2,069,132)
                                                   ------------       ------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................           (49,958)          (573,834)          (644,893)                --
  In excess of net investment income ........                --            (28,480)           (19,828)                --
  Net realized gains ........................                --         (4,490,275)                --                 --
  In excess of net realized gains ...........          (437,259)          (338,582)                --                 --
  Return of capital .........................           (94,894)          (134,421)          (409,529)                --
                                                   ------------       ------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................          (582,111)        (5,565,592)        (1,074,250)                --
                                                   ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........        16,237,955         11,032,592         67,502,580         43,880,282
  Cost of shares redeemed ...................                --                 --                 --                 --
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .        16,237,955         11,032,592         67,502,580         43,880,282
                                                   ------------       ------------       ------------       ------------
  Total increase/(decrease) in net assets ...         6,860,564         12,775,248         48,968,318         41,811,150
NET ASSETS:
  Beginning of period .......................        22,028,195          9,252,947         41,811,150                 --
                                                   ------------       ------------       ------------       ------------
  End of period .............................      $ 28,888,759       $ 22,028,195       $ 90,779,468       $ 41,811,150
                                                   ============       ============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $         --       $    (39,405)      $    (17,943)      $      1,158
                                                   ============       ============       ============       ============
Capital Share Transactions:
  Shares sold ...............................         1,400,000            600,000          1,050,000            550,000
  Shares redeemed ...........................                --                 --                 --                 --
                                                   ------------       ------------       ------------       ------------
  Net increase/(decrease) in shares .........         1,400,000            600,000          1,050,000            550,000
                                                   ============       ============       ============       ============

                                                           iSHARES MSCI
                                                              FRANCE
                                                            INDEX FUND
                                                   -------------------------------
                                                      For the            For the
                                                       year               year
                                                       ended              ended
                                                     08/31/01           08/31/00
                                                   ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $    217,520       $    316,313
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...          (837,382)         9,085,645
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......       (22,986,821)         7,586,933
                                                   ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............       (23,606,683)        16,988,891
                                                   ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................          (142,265)          (316,313)
  In excess of net investment income ........                --            (62,610)
  Net realized gains ........................                --         (5,551,596)
  In excess of net realized gains ...........               (19)          (115,993)
  Return of capital .........................           (27,369)           (91,967)
                                                   ------------       ------------
  Net decrease in net assets from
    distributions ...........................          (169,653)        (6,138,479)
                                                   ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........         4,945,074         15,952,082
  Cost of shares redeemed ...................       (17,682,917)        (9,571,623)
                                                   ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .       (12,737,843)         6,380,459
                                                   ------------       ------------
  Total increase/(decrease) in net assets ...       (36,514,179)        17,230,871
NET ASSETS:
  Beginning of period .......................        95,116,105         77,885,234
                                                   ------------       ------------
  End of period .............................      $ 58,601,926       $ 95,116,105
                                                   ===========        ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $   (12,576)       $    (83,611)
                                                   ===========        ============
Capital Share Transactions:
  Shares sold ...............................           200,000            600,000
  Shares redeemed ...........................          (800,000)          (400,000)
                                                   ------------       ------------
  Net increase/(decrease) in shares .........          (600,000)           200,000
                                                   ===========        ============

*  Commencement of operations.


                 See accompanying notes to financial statements.

                                      94-95

STATEMENTS OF CHANGES IN NET ASSETS (continued)                    iSHARES, INC.


                                                           iSHARES MSCI                            iSHARES MSCI
                                                              GERMANY                                HONG KONG
                                                            INDEX FUND                              INDEX FUND
                                                   --------------------------------       --------------------------------
                                                      For the            For the              For the            For the
                                                       year               year                 year               year
                                                       ended              ended                ended              ended
                                                     08/31/01           08/31/00             08/31/01           08/31/00
                                                   -------------       -------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $   1,454,348)      $   1,166,529       $  1,379,407       $  2,074,410
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...        (13,695,531)         16,635,444         (3,303,349)         8,930,598
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......        (29,186,710)        (13,766,948)       (22,064,345)          (771,258)
                                                   -------------       -------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............        (41,427,893)          4,035,025        (23,988,287)        10,233,750
                                                   -------------       -------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................         (1,454,348)         (1,166,529)        (1,363,022)        (1,944,477)
  In excess of net investment income ........             (6,871)            (56,709)                --                 --
  Net realized gains ........................                 --         (15,021,855)                --                 --
  In excess of net realized gains ...........                 --          (2,419,881)                --                 --
  Return of capital .........................            (13,170)           (324,558)           (34,163)          (146,976)
                                                   -------------       -------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................         (1,474,389)        (18,989,532)        (1,397,185)        (2,091,453)
                                                   -------------       -------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........         23,234,775          93,602,539          2,442,359          6,699,833
  Cost of shares redeemed ...................        (15,294,690)        (26,805,867)        (3,589,864)       (12,563,378)
                                                   -------------       -------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .          7,940,085          66,796,672         (1,147,505)        (5,863,545)
                                                   -------------       -------------       ------------       ------------
  Total increase/(decrease) in net assets ...        (34,962,197)         51,842,165        (26,532,977)         2,278,752
NET ASSETS:
  Beginning of period .......................        153,487,399         101,645,234         79,479,069         77,200,317
                                                   -------------       -------------       ------------       ------------
  End of period .............................      $ 118,525,202       $ 153,487,399       $ 52,946,092       $ 79,479,069
                                                   =============       =============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $     (36,766)      $      14,651       $        (98)      $    (16,526)
                                                   =============       =============       ============       ============
Capital Share Transactions:
  Shares sold ...............................          1,200,000           3,900,000            225,000            525,000
  Shares redeemed ...........................           (900,000)         (1,200,000)          (300,000)        (1,050,000)
                                                   -------------       -------------       ------------       ------------
  Net increase/(decrease) in shares .........            300,000           2,700,000            (75,000)          (525,000)
                                                   =============       =============       ============       ============

                                                             iSHARES MSCI                           iSHARES MSCI
                                                                 ITALY                                  JAPAN
                                                              INDEX FUND                             INDEX FUND
                                                    -------------------------------       ---------------------------------
                                                       For the            For the           For the             For the
                                                        year               year              year                year
                                                        ended              ended             ended               ended
                                                      08/31/01           08/31/00          08/31/01            08/31/00
                                                    ------------       ------------       -------------       -------------
OPERATIONS:
  Net investment income/(loss) ..............       $    508,408       $  1,002,472       $    (709,605)      $  (2,753,164)
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...         (2,023,718)         8,103,329         (57,092,192)         51,817,611
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......         (6,548,102)        (2,555,628)       (218,815,571)          9,615,813
                                                    ------------       ------------       -------------       -------------
  Net increase/(decrease) in net assets
    resulting from operations ...............         (8,063,412)         6,550,173        (276,617,368)         58,680,260
                                                    ------------       ------------       -------------       -------------
DISTRIBUTIONS:
  Net investment income .....................           (475,208)          (258,556)                 --                  --
  In excess of net investment income ........                 --                 --                  --             (87,603)
  Net realized gains ........................                 --         (3,803,179)                 --         (30,206,630)
  In excess of net realized gains ...........           (136,605)          (240,263)                 --                  --
  Return of capital .........................               (496)          (708,144)                 --          (1,946,368)
                                                    ------------       ------------       -------------       -------------
  Net decrease in net assets from
    distributions ...........................           (612,309)        (5,010,142)                 --         (32,240,601)
                                                    ------------       ------------       -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........          6,480,265         11,166,696         132,566,184         153,087,778
  Cost of shares redeemed ...................        (13,131,072)       (20,922,156)       (115,840,291)       (105,390,299)
                                                    ------------       ------------       -------------       -------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .         (6,650,807)        (9,755,460)         16,725,893          47,697,479
                                                    ------------       ------------       -------------       -------------
  Total increase/(decrease) in net assets ...        (15,326,528)        (8,215,429)       (259,891,475)         74,137,138
NET ASSETS:
  Beginning of period .......................         50,008,417         58,223,846         787,790,208         713,653,070
                                                    ------------       ------------       -------------       -------------
  End of period .............................       $ 34,681,889       $ 50,008,417       $ 527,898,733       $ 787,790,208
                                                    ============       ============       =============       =============
  Undistributed net investment income (loss)
    included in net assets at end of period .       $     (8,931)      $    (31,459)      $    (843,085)      $  (3,501,630)
                                                    ============       ============       =============       =============
Capital Share Transactions:
  Shares sold ...............................            300,000            450,000          12,000,000          10,200,000
  Shares redeemed ...........................           (600,000)          (900,000)        (10,800,000)         (7,200,000)
                                                    ------------       ------------       -------------       -------------
  Net increase/(decrease) in shares .........           (300,000)          (450,000)          1,200,000           3,000,000
                                                    ============       ============       =============       =============

                                                             iSHARES MSCI                         iSHARES MSCI
                                                            MALAYSIA (FREE)                       MEXICO (FREE)
                                                              INDEX FUND                           INDEX FUND
                                                    -------------------------------       ------------------------------
                                                      For the            For the             For the            For the
                                                       year               year                year               year
                                                       ended              ended               ended              ended
                                                     08/31/01           08/31/00            08/31/01           08/31/00
                                                    ------------       ------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............       $  1,010,369       $    873,172       $    435,614       $     92,761
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...        (13,093,046)         3,946,415          3,261,577          1,034,324
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......         (3,810,341)         2,433,278         (6,058,723)         4,125,540
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............        (15,893,018)         7,252,865         (2,361,532)         5,252,625
                                                    ------------       ------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................         (1,010,369)          (873,172)          (430,999)                --
  In excess of net investment income ........             (4,201)           (13,993)                --                 --
  Net realized gains ........................                 --                 --            (84,506)        (1,016,173)
  In excess of net realized gains ...........                 --                 --                 --                 --
  Return of capital .........................             (3,031)            (1,947)                --                 --
                                                    ------------       ------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................         (1,017,601)          (889,112)          (515,505)        (1,016,173)
                                                    ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........         13,144,103                 --         24,223,072         15,769,905
  Cost of shares redeemed ...................        (14,561,873)        (2,408,796)       (15,417,310)        (1,309,195)
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .         (1,417,770)        (2,408,796)         8,805,762         14,460,710
                                                    ------------       ------------       ------------       ------------
  Total increase/(decrease) in net assets ...        (18,328,389)         3,954,957          5,928,725         18,697,162
NET ASSETS:
  Beginning of period .......................         99,205,855         95,250,898         40,126,782         21,429,620
                                                    ------------       ------------       ------------       ------------
  End of period .............................       $ 80,877,466       $ 99,205,855       $ 46,055,507       $ 40,126,782
                                                    ============       ============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .       $     (2,667)      $      4,339       $     93,695       $     95,163
                                                    ============       ============       ============       ============
Capital Share Transactions:
  Shares sold ...............................          2,550,000                 --          1,600,000            900,000
  Shares redeemed ...........................         (3,375,000)          (375,000)        (1,000,000)          (100,000)
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in shares .........           (825,000)          (375,000)           600,000            800,000
                                                    ============       ============       ============       ============

                                                          iSHARES MSCI
                                                           NETHERLANDS
                                                           INDEX FUND
                                                 --------------------------------
                                                    For the            For the
                                                     year               year
                                                     ended              ended
                                                   08/31/01           08/31/00
                                                  ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............     $    434,116       $    141,123
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...       (2,441,931)          (146,007)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......       (4,686,056)           148,944
                                                  ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............       (6,693,871)           144,060
                                                  ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................         (369,484)          (103,829)
  In excess of net investment income ........               --                 --
  Net realized gains ........................               --           (142,337)
  In excess of net realized gains ...........               --                 --
  Return of capital .........................               --            (47,470)
                                                  ------------       ------------
  Net decrease in net assets from
    distributions ...........................         (369,484)          (293,636)
                                                  ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........        8,911,154          7,236,808
  Cost of shares redeemed ...................       (8,276,998)        (8,159,114)
                                                  ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .          634,156           (922,306)
                                                  ------------       ------------
  Total increase/(decrease) in net assets ...       (6,429,199)        (1,071,882)
NET ASSETS:
  Beginning of period .......................       30,613,276         31,685,158
                                                  ------------       ------------
  End of period .............................     $ 24,184,077       $ 30,613,276
                                                  ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .     $     32,593       $      3,674
                                                  ============       ============
Capital Share Transactions:
  Shares sold ...............................          400,000            300,000
  Shares redeemed ...........................         (400,000)          (350,000)
                                                  ------------       ------------
  Net increase/(decrease) in shares .........               --            (50,000)
                                                  ============       ============


                 See accompanying notes to financial statements.

                                      96-97

STATEMENTS OF CHANGES IN NET ASSETS (concluded)                    iSHARES, INC.


                                                           iSHARES MSCI                         iSHARES MSCI
                                                         SINGAPORE (FREE)                        SOUTH KOREA
                                                            INDEX FUND                           INDEX FUND
                                                   -------------------------------       -------------------------------
                                                    For the             For the            For the            For the
                                                     year                year               year              period
                                                     ended               ended              ended           05/10/00*-
                                                   08/31/01            08/31/00           08/31/01           08/31/00
                                                  ------------       -------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............      $    756,108       $   1,693,940       $    123,192       $    (34,787)
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...        (1,508,642)         19,150,160         (2,900,366)          (843,695)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......       (20,518,141)        (22,721,621)        (1,648,141)          (679,099)
                                                   ------------       -------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............       (21,270,675)         (1,877,521)        (4,425,315)        (1,557,581)
                                                   ------------       -------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................          (748,996)         (1,437,747)           (99,405)                --
  In excess of net investment income ........                --                  --                 --                 --
  Net realized gains ........................                --          (1,615,815)                --                 --
  In excess of net realized gains ...........          (632,262)                 --                 --                 --
  Return of capital .........................          (255,146)           (274,616)          (196,995)                --
                                                   ------------       -------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................        (1,636,404)         (3,328,178)          (296,400)                --
                                                   ------------       -------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........        20,049,443           1,597,919         28,867,495         19,717,804
  Cost of shares redeemed ...................       (12,157,893)        (21,110,456)                --         (4,538,650)
                                                   ------------       -------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .         7,891,550         (19,512,537)        28,867,495         15,179,154
                                                   ------------       -------------       ------------       ------------
  Total increase/(decrease) in net assets ...       (15,015,529)        (24,718,236)        24,145,780         13,621,573
NET ASSETS:
  Beginning of period .......................        88,719,162         113,437,398         13,621,573                 --
                                                   ------------       -------------       ------------       ------------
  End of period .............................      $ 73,703,633       $  88,719,162       $ 37,767,353       $ 13,621,573
                                                   ============       =============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .      $     (3,575)      $       5,130       $    (41,734)      $    (19,699)
                                                   ============       =============       ============       ============
Capital Share Transactions:
  Shares sold ...............................         3,900,000             200,000          2,100,000          1,000,000
  Shares redeemed ...........................        (1,800,000)         (2,800,000)                --           (250,000)
                                                   ------------       -------------       ------------       ------------
  Net increase/(decrease) in shares .........         2,100,000          (2,600,000)         2,100,000            750,000
                                                   ============       =============       ============       ============

                                                            iSHARES MSCI                            iSHARES MSCI
                                                                SPAIN                                  SWEDEN
                                                             INDEX FUND                              INDEX FUND
                                                   -------------------------------       --------------------------------
                                                      For the            For the            For the           For the
                                                       year               year               year              year
                                                       ended              ended              ended             ended
                                                     08/31/01           08/31/00           08/31/01          08/31/00
                                                  -------------       ------------       ------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............       $    280,132       $    234,512       $     65,472       $    114,164
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...         (1,340,642)           790,049         (4,234,433)         8,434,356
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......         (2,121,855)        (2,294,792)        (6,548,770)        (2,132,301)
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............         (3,182,365)        (1,270,231)       (10,717,731)         6,416,219
                                                    ------------       ------------       ------------       ------------
DISTRIBUTIONS:
  Net investment income .....................           (206,976)          (230,377)           (38,632)          (114,164)
  In excess of net investment income ........                 --                 --                 --            (17,345)
  Net realized gains ........................                 --           (790,049)                --         (5,788,656)
  In excess of net realized gains ...........                 --           (523,630)                --           (127,174)
  Return of capital .........................               (854)           (21,987)              (969)           (42,411)
                                                    ------------       ------------       ------------       ------------
  Net decrease in net assets from
    distributions ...........................           (207,830)        (1,566,043)           (39,601)        (6,089,750)
                                                    ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........          1,833,599          6,280,595          6,947,144          9,668,394
  Cost of shares redeemed ...................        (11,158,712)                --         (9,334,138)        (6,254,326)
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .         (9,325,113)         6,280,595         (2,386,994)         3,414,068
                                                    ------------       ------------       ------------       ------------
  Total increase/(decrease) in net assets ...        (12,715,308)         3,444,321        (13,144,326)         3,740,537
NET ASSETS:
  Beginning of period .......................         39,912,861         36,468,540         23,774,316         20,033,779
                                                    ------------       ------------       ------------       ------------
  End of period .............................       $ 27,197,553       $ 39,912,861       $ 10,629,990       $ 23,774,316
                                                    ============       ============       ============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .       $    (11,327)      $    (58,260)      $     (6,275)      $       (174)
                                                    ============       ============       ============       ============
Capital Share Transactions:
  Shares sold ...............................             75,000            225,000            375,000            300,000
  Shares redeemed ...........................           (450,000)                --           (525,000)          (225,000)
                                                    ------------       ------------       ------------       ------------
  Net increase/(decrease) in shares .........           (375,000)           225,000           (150,000)            75,000
                                                    ============       ============       ============       ============

                                                            iSHARES MSCI                            iSHARES MSCI
                                                             SWITZERLAND                               TAIWAN
                                                             INDEX FUND                              INDEX FUND
                                                    -------------------------------       --------------------------------
                                                      For the             For the            For the             For the
                                                       year                year               year               period
                                                       ended               ended              ended            06/21/00*-
                                                     08/31/01            08/31/00           08/31/01            08/31/00
                                                    ------------       ------------       -------------       ------------
OPERATIONS:
  Net investment income/(loss) ..............        $    118,440       $     93,151       $    (220,980)      $    (17,526)
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...          (2,352,982)           753,833         (15,112,187)        (1,139,281)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......          (3,937,865)          (303,839)        (33,745,530)        (3,044,786)
                                                     ------------       ------------       -------------       ------------
  Net increase/(decrease) in net assets
    resulting from operations ...............          (6,172,407)           543,145         (49,078,697)        (4,201,593)
                                                     ------------       ------------       -------------       ------------
DISTRIBUTIONS:
  Net investment income .....................            (118,440)           (93,151)                 --           (826,900)
  In excess of net investment income ........             (21,900)           (17,598)                 --                 --
  Net realized gains ........................                  --           (318,982)                 --                 --
  In excess of net realized gains ...........             (94,754)                --                  --           (258,316)
  Return of capital .........................                  --            (22,376)                 --         (1,144,284)
                                                     ------------       ------------       -------------       ------------
  Net decrease in net assets from
    distributions ...........................            (235,094)          (452,107)                 --         (2,229,500)
                                                     ------------       ------------       -------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........           3,603,684         11,887,494         117,197,650         62,919,368
  Cost of shares redeemed ...................          (9,496,964)        (5,792,803)                 --        (13,821,000)
                                                     ------------       ------------       -------------       ------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .          (5,893,280)         6,094,691         117,197,650         49,098,368
                                                     ------------       ------------       -------------       ------------
  Total increase/(decrease) in net assets ...         (12,300,781)         6,185,729          68,118,953         42,667,275
NET ASSETS:
  Beginning of period .......................          44,685,118         38,499,389          42,667,275                 --
                                                     ------------       ------------       -------------       ------------
  End of period .............................        $ 32,384,337       $ 44,685,118       $ 110,786,228       $ 42,667,275
                                                     ============       ============       =============       ============
  Undistributed net investment income (loss)
    included in net assets at end of period .        $      4,641       $      9,437       $     (11,996)      $     (5,064)
                                                     ============       ============       =============       ============
Capital Share Transactions:
  Shares sold ...............................             250,000            750,000           9,700,000          3,350,000
  Shares redeemed ...........................            (625,000)          (375,000)                 --           (750,000)
                                                     ------------       ------------       -------------       ------------
  Net increase/(decrease) in shares .........            (375,000)           375,000           9,700,000          2,600,000
                                                     ============       ============       =============       ============

                                                                iSHARES MSCI
                                                               UNITED KINGDOM
                                                                 INDEX FUND
                                                      ---------------------------------
                                                          For the            For the
                                                           year               year
                                                           ended              ended
                                                         08/31/01           08/31/00
                                                      -------------       -------------
OPERATIONS:
  Net investment income/(loss) ..............          $   2,203,182       $   1,816,179
  Net realized gain/(loss) on investments and
    foreign currency related transactions ...            (13,297,209)          8,774,074
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies .......            (12,060,808)        (14,882,373)
                                                       -------------       -------------
  Net increase/(decrease) in net assets
    resulting from operations ...............            (23,154,835)         (4,292,120)
                                                       -------------       -------------
DISTRIBUTIONS:
  Net investment income .....................             (1,945,352)         (1,816,179)
  In excess of net investment income ........                     --            (169,250)
  Net realized gains ........................                     --          (5,836,100)
  In excess of net realized gains ...........               (229,522)         (1,530,441)
  Return of capital .........................                     --            (362,073)
                                                       -------------       -------------
  Net decrease in net assets from
    distributions ...........................             (2,174,874)         (9,714,043)
                                                       -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..........             37,757,581          63,726,690
  Cost of shares redeemed ...................            (41,347,839)        (16,319,883)
                                                       -------------       -------------
  Net increase/(decrease) in net assets
    derived from capital share transactions .             (3,590,258)         47,406,807
                                                       -------------       -------------
  Total increase/(decrease) in net assets ...            (28,919,967)         33,400,644
NET ASSETS:
  Beginning of period .......................            146,802,701         113,402,057
                                                       -------------       -------------
  End of period .............................          $ 117,882,734       $ 146,802,701
                                                       =============       =============
  Undistributed net investment income (loss)
    included in net assets at end of period .          $      56,245       $    (244,068)
                                                       =============       =============
Capital Share Transactions:
  Shares sold ...............................              2,200,000           3,200,000
  Shares redeemed ...........................             (2,400,000)           (800,000)
                                                       -------------       -------------
  Net increase/(decrease) in shares .........               (200,000)          2,400,000
                                                       =============       =============

 *   Commencement of operations.


                 See accompanying notes to financial statements.

                                      98-99

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS                                               iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                             iSHARES MSCI
                                                                                               AUSTRALIA
                                                                                                 INDEX
                                                                                                 FUND
                                                                       ---------------------------------------------------------
                                                                         For the    For the      For the    For the      For the
                                                                          year       year         year       year         year
                                                                          ended      ended        ended      ended        ended
                                                                        08/31/01   08/31/00     08/31/99   08/31/98     08/31/97
                                                                       ---------   --------     --------   --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................   $  9.93     $  9.99     $  7.75     $ 10.35     $ 10.15
                                                                        -------     -------     -------     -------     -------
  Net investment income/(loss) (+) ..................................      0.24        0.23        0.20        0.23        0.17
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     (0.71)      (0.04)       2.29       (2.60)       0.47
                                                                        -------     -------     -------     -------     -------
      Net increase/(decrease) in net assets resulting from operations     (0.47)       0.19        2.49       (2.37)       0.64
                                                                        -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................     (0.20)      (0.22)      (0.19)      (0.23)      (0.16)
  Dividends in excess of net investment income ......................        --       (0.01)      (0.00)*     (0.00)*     (0.04)
  Distributions from net realized gains .............................        --          --          --          --       (0.04)
  Distributions in excess of net realized gains .....................        --          --          --          --          --
  Return of capital .................................................     (0.02)      (0.02)      (0.06)         --       (0.20)
                                                                        -------     -------     -------     -------     -------
      Total dividends and distributions .............................     (0.22)      (0.25)      (0.25)      (0.23)      (0.44)
                                                                        -------     -------     -------     -------     -------
  Net asset value, end of period ....................................   $  9.24     $  9.93     $  9.99     $  7.75     $ 10.35
                                                                        =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN (1) .........................................     (4.77)%      1.84%      32.09%     (23.11)%      6.23%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................   $57,312     $61,574     $53,957     $34,099     $41,406
  Ratios of expenses to average net assets (2) ......................      0.84%       0.95%       1.00%       1.05%       1.33%
  Ratios of net investment income/(loss) to average net assets (2) ..      2.54%       2.22%       2.03%       2.38%       1.57%
  Portfolio turnover rate (3) .......................................     23.23%      36.20%      13.83%       1.49%       5.30%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements .....................................        --          --          --          --        1.33%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements ..............................        --          --          --          --        1.57%
(3)  Excludes portfolio securities received or delivered as
     a result of procesing capital share transactions in
     Creation Unit(s).

                                                                                             iSHARES MSCI
                                                                                                AUSTRIA
                                                                                                 INDEX
                                                                                                 FUND
                                                                      ---------------------------------------------------------
                                                                         For the     For the     For the     For the    For the
                                                                          year        year        year        year       year
                                                                          ended       ended       ended       ended      ended
                                                                        08/31/01    08/31/00    08/31/99    08/31/98   08/31/97
                                                                        --------    --------    --------    --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................  $  7.67       $  9.13     $ 10.11     $10.51      $10.40
                                                                       -------       -------     -------     ------      ------
  Net investment income/(loss) (+) ..................................     0.13          0.04        0.10       0.06       (0.02)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     0.52         (1.46)      (0.98)      0.20        0.13
                                                                       -------       -------     -------     ------      ------
      Net increase/(decrease) in net assets resulting from operations     0.65         (1.42)      (0.88)      0.26        0.11
                                                                       -------       -------     -------     ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................    (0.13)        (0.04)      (0.07)     (0.04)         --
  Dividends in excess of net investment income ......................    (0.01)        (0.00)*     (0.01)     (0.01)         --
  Distributions from net realized gains .............................       --            --          --      (0.61)         --
  Distributions in excess of net realized gains .....................       --            --          --      (0.00)*        --
  Return of capital .................................................    (0.00)*          --       (0.02)     (0.00)*        --
                                                                       -------       -------     -------     ------      ------
      Total dividends and distributions .............................    (0.14)        (0.04)      (0.10)     (0.66)         --
                                                                       -------       -------     -------     ------      ------
  Net asset value, end of period ....................................  $  8.18       $  7.67     $  9.13     $10.11      $10.51
                                                                       =======       =======     =======     ======      ======
TOTAL INVESTMENT RETURN (1) .........................................     8.41%       (15.51)%     (8.69)%     2.16%       1.06%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................  $11,447       $10,741     $12,776     $8,085      $4,205
  Ratios of expenses to average net assets (2) ......................     0.84%         1.16%       1.31%      1.41%       1.68%
  Ratios of net investment income/(loss) to average net assets (2) ..     1.69%         0.51%       1.04%      0.51%      (0.22)%
  Portfolio turnover rate (3) .......................................    65.98%        33.65%      49.95%     36.14%      28.47%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements .....................................     0.97%         1.20%         --         --        1.69%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements ..............................     1.55%         0.47%         --         --       (0.22)%
(3)  Excludes portfolio securities received or delivered as
     a result of procesing capital share transactions in
     Creation Unit(s).


                 See accompanying notes to financial statements.

                                     100-101

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                                iSHARES MSCI
                                                                                                  BELGIUM
                                                                                                   INDEX
                                                                                                   FUND
                                                                       -----------------------------------------------------------
                                                                         For the       For the     For the     For the     For the
                                                                          year          year        year        year        year
                                                                          ended         ended       ended       ended       ended
                                                                        08/31/01      08/31/00    08/31/99    08/31/98    08/31/97
                                                                        --------      --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................    $ 13.23       $ 16.07     $ 18.40     $ 15.64     $ 14.99
                                                                         -------       -------     -------     -------     -------
  Net investment income/(loss) (+) ..................................       0.19          0.19        0.08        0.24        0.77
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................      (1.34)        (2.67)      (0.30)       6.09        0.62
                                                                         -------       -------     -------     -------     -------
      Net increase/(decrease) in net assets resulting from operations      (1.15)        (2.48)      (0.22)       6.33        1.39
                                                                         -------       -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................      (0.20)        (0.17)         --       (0.27)      (0.33)
  Dividends in excess of net investment income ......................      (0.07)        (0.19)      (0.01)      (1.21)      (0.28)
  Distributions from net realized gains .............................         --            --       (1.19)      (1.99)      (0.12)
  Distributions in excess of net realized gains .....................         --            --          --          --          --
  Return of capital .................................................         --            --       (0.91)      (0.10)      (0.01)
                                                                         -------       -------     -------     -------     -------
      Total dividends and distributions .............................      (0.27)        (0.36)      (2.11)      (3.57)      (0.74)
                                                                         -------       -------     -------     -------     -------
  Net asset value, end of period ....................................    $ 11.81       $ 13.23     $ 16.07     $ 18.40     $ 15.64
                                                                         =======       =======     =======     =======     =======
TOTAL INVESTMENT RETURN (2) .........................................      (8.72)%      (15.50)%     (1.00)%     39.42%       9.26%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................    $ 9,918       $13,230     $13,496     $25,765     $32,528
  Ratios of expenses to average net assets (5) ......................       0.84%         1.13%       1.24%       1.04%       1.24%
  Ratios of net investment income/(loss) to average net assets (5) ..       1.60%         1.36%       0.45%       1.28%       4.63%
  Portfolio turnover rate (6) .......................................      36.15%        53.27%      62.99%      50.46%      16.83%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements ....................................       0.87%           --          --          --        1.24%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements .............................       1.57%           --          --          --        4.63%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                               iSHARES MSCI
                                                                              BRAZIL (FREE)
                                                                                  INDEX
                                                                                  FUND
                                                                       -------------------------
                                                                        For the         For the
                                                                         year           period
                                                                         ended        07/11/00*-
                                                                       08/31/01        08/31/00
                                                                       --------        --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................  $ 19.25          $ 20.22(1)
                                                                       -------          -------
  Net investment income/(loss) (+) ..................................     0.68             0.02
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................    (8.09)           (0.63)
                                                                       -------          -------
      Net increase/(decrease) in net assets resulting from operations    (7.41)           (0.61)
                                                                       -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................    (0.56)           (0.02)
  Dividends in excess of net investment income ......................       --               --
  Distributions from net realized gains .............................       --               --
  Distributions in excess of net realized gains .....................       --            (0.34)
  Return of capital .................................................    (0.08)              --
                                                                       -------          -------
      Total dividends and distributions .............................    (0.64)           (0.36)
                                                                       -------          -------
  Net asset value, end of period ....................................  $ 11.20          $ 19.25
                                                                       =======          =======
TOTAL INVESTMENT RETURN (2) .........................................   (38.52)%        (2.97)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................  $14,004          $18,283
  Ratios of expenses to average net assets (5) ......................     0.99%            0.99%(3)
  Ratios of net investment income/(loss) to average net assets (5) ..     4.44%            0.77%(3)
  Portfolio turnover rate (6) .......................................    43.20%           63.61%(4)

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements .....................................       --             1.40%(3)
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements ..............................       --             0.37%(3)
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                              iSHARES MSCI
                                                                                                CANADA
                                                                                                 INDEX
                                                                                                 FUND
                                                                       --------------------------------------------------------
                                                                        For the     For the      For the    For the     For the
                                                                         year        year         year       year        year
                                                                         ended       ended        ended      ended       ended
                                                                       08/31/01    08/31/00     08/31/99   08/31/98    08/31/97
                                                                       --------    --------     --------   --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................   $ 16.94     $ 13.22      $ 9.90     $ 13.43     $ 10.60
                                                                        -------     -------      ------     -------     -------
  Net investment income/(loss) (+) ..................................      0.05        0.70        0.07        0.07        0.05
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     (5.92)       8.08        3.87       (2.89)       2.97
                                                                        -------     -------      ------     -------     -------
      Net increase/(decrease) in net assets resulting from operations     (5.87)       8.78        3.94       (2.82)       3.02
                                                                        -------     -------      ------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................     (0.02)      (0.52)      (0.08)      (0.13)      (0.05)
  Dividends in excess of net investment income ......................        --       (0.03)      (0.01)      (0.00)**    (0.00)**
  Distributions from net realized gains .............................        --       (4.08)      (0.53)      (0.58)      (0.14)
  Distributions in excess of net realized gains .....................     (0.31)      (0.31)         --          --          --
  Return of capital .................................................     (0.04)      (0.12)         --          --          --
                                                                        -------     -------      ------     -------     -------
      Total dividends and distributions .............................     (0.37)      (5.06)      (0.62)      (0.71)      (0.19)
                                                                        -------     -------      ------     -------     -------
  Net asset value, end of period ....................................   $ 10.70     $ 16.94      $13.22     $  9.90     $ 13.43
                                                                        =======     =======      ======     =======     =======
TOTAL INVESTMENT RETURN (2) .........................................    (34.95)%     67.21%      39.71%     (21.69)%     28.50%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................   $28,889     $22,028      $9,253     $ 6,932     $24,168
  Ratios of expenses to average net assets (5) ......................      0.84%       1.17%       1.23%       1.14%       1.35%
  Ratios of net investment income/(loss) to average net assets (5) ..      0.44%       4.07%       0.53%       0.46%       0.39%
  Portfolio turnover rate (6) .......................................     63.49%      64.03%      11.66%       3.70%      11.02%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements .....................................        --        1.19%         --          --        1.36%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements ..............................        --        4.05%         --          --        0.39%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).


                 See accompanying notes to financial statements.

                                     102-103

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                               iSHARES MSCI
                                                                                   EMU
                                                                                  INDEX
                                                                                  FUND
                                                                          ----------------------
                                                                           For the      For the
                                                                            year        period
                                                                            ended     07/26/00*-
                                                                          08/31/01     08/31/00
                                                                          --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................      $ 76.02      $ 80.72(1)
                                                                           -------      -------
  Net investment income/(loss) (+) ..................................         0.72        (0.00)**
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (19.32)       (4.70)
                                                                           -------      -------
      Net increase/(decrease) in net assets resulting from operations       (18.60)       (4.70)
                                                                           -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................        (0.41)          --
  Dividends in excess of net investment income ......................        (0.01)          --
  Distributions from net realized gains .............................           --           --
  Distributions in excess of net realized gains .....................           --           --
  Return of capital .................................................        (0.26)          --
                                                                           -------      -------
      Total dividends and distributions .............................        (0.68)          --
                                                                           -------      -------
  Net asset value, end of period ....................................      $ 56.74      $ 76.02
                                                                           =======      =======
TOTAL INVESTMENT RETURN (2) .........................................       (24.51)%      (5.82)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................      $90,779      $41,811
  Ratios of expenses to average net assets (5) ......................         0.84%        0.84%(3)
  Ratios of net investment income/(loss) to average net assets (5) ..         1.13%        0.03%(3)
  Portfolio turnover rate (6) .......................................        23.64%        0.00%(4)

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                 --         1.57%(3)
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                          --        (0.70)%(3)
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                                   iSHARES MSCI
                                                                                                     FRANCE
                                                                                                      INDEX
                                                                                                      FUND
                                                                         -----------------------------------------------------------
                                                                           For the      For the     For the     For the     For the
                                                                            year         year        year        year        year
                                                                            ended        ended       ended       ended       ended
                                                                          08/31/01     08/31/00    08/31/99    08/31/98    08/31/97
                                                                          --------     --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................     $ 26.41      $ 22.90     $ 19.13      $ 14.50     $ 12.73
                                                                          -------      -------     -------      -------     -------
  Net investment income/(loss) (+) ..................................        0.06         0.10        0.14         0.30        0.17
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (6.89)        5.21        3.88         4.76        1.95
                                                                          -------      -------     -------      -------     -------
      Net increase/(decrease) in net assets resulting from operations       (6.83)        5.31        4.02         5.06        2.12
                                                                          -------      -------     -------      -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................       (0.04)       (0.09)      (0.10)       (0.19)      (0.15)
  Dividends in excess of net investment income ......................          --        (0.02)      (0.02)       (0.03)         --
  Distributions from net realized gains .............................          --        (1.64)      (0.05)       (0.13)      (0.20)
  Distributions in excess of net realized gains .....................       (0.00)**     (0.03)         --        (0.01)         --
  Return of capital .................................................       (0.01)       (0.02)      (0.08)       (0.07)         --
                                                                          -------      -------     -------      -------     -------
      Total dividends and distributions .............................       (0.05)       (1.80)      (0.25)       (0.43)      (0.35)
                                                                          -------      -------     -------      -------     -------
  Net asset value, end of period ....................................     $ 19.53      $ 26.41     $ 22.90      $ 19.13     $ 14.50
                                                                          =======      =======     =======      =======     =======
TOTAL INVESTMENT RETURN (2) .........................................      (25.86)%      23.45%      21.01%       34.77%      16.60%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................     $58,602      $95,116     $77,885      $45,922     $14,519
  Ratios of expenses to average net assets (5) ......................        0.84%        0.96%       1.06%        1.18%       1.52%
  Ratios of net investment income/(loss) to average net assets (5) ..        0.28%        0.36%       0.67%        1.58%       1.17%
  Portfolio turnover rate (6) .......................................       13.70%       17.43%       0.00%        5.65%       7.13%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                --           --          --           --        1.52%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                         --           --          --           --        1.17%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                               iSHARES MSCI
                                                                                                 GERMANY
                                                                                                  INDEX
                                                                                                  FUND
                                                                        ---------------------------------------------------------
                                                                         For the     For the      For the     For the     For the
                                                                          year        year         year        year        year
                                                                          ended       ended        ended       ended       ended
                                                                        08/31/01    08/31/00     08/31/99    08/31/98    08/31/97
                                                                        --------    --------     --------    --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................    $  20.46    $  21.17     $  20.25     $ 16.31    $ 13.64
                                                                         --------    --------     --------     -------    -------
  Net investment income/(loss) (+) ..................................        0.18        0.18         0.12        0.29       0.03
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (5.26)       1.64         1.31        3.92       2.77
                                                                         --------    --------     --------     -------    -------
      Net increase/(decrease) in net assets resulting from operations       (5.08)       1.82         1.43        4.21       2.80
                                                                         --------    --------     --------     -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................       (0.19)      (0.16)       (0.10)      (0.17)     (0.03)
  Dividends in excess of net investment income ......................       (0.00)**    (0.01)       (0.01)      (0.01)     (0.01)
  Distributions from net realized gains .............................          --       (2.00)       (0.31)      (0.01)     (0.07)
  Distributions in excess of net realized gains .....................          --       (0.32)       (0.08)      (0.00)**      --
  Return of capital .................................................       (0.00)**    (0.04)       (0.01)      (0.08)     (0.02)
                                                                         --------    --------     --------     -------    -------
      Total dividends and distributions .............................       (0.19)      (2.53)       (0.51)      (0.27)     (0.13)
                                                                         --------    --------     --------     -------    -------
  Net asset value, end of period ....................................    $  15.19    $  20.46     $  21.17     $ 20.25    $ 16.31
                                                                         ========    ========     ========     =======    =======
TOTAL INVESTMENT RETURN (2) .........................................      (24.87)%      8.44%        7.04%      25.69%     20.51%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................    $118,525    $153,487     $101,645     $72,934    $24,486
  Ratios of expenses to average net assets (5) ......................        0.84%       0.94%        1.00%       1.08%      1.37%
  Ratios of net investment income/(loss) to average net assets (5) ..        0.99%       0.73%        0.57%       1.43%      0.23%
  Portfolio turnover rate (6) .......................................       20.11%      56.38%       13.67%       0.64%      9.04%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                --          --           --          --       1.37%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                         --          --           --          --       0.22%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).


       See accompanying notes to financial statements.

                           104-105

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                             iSHARES MSCI
                                                                                               HONG KONG
                                                                                                 INDEX
                                                                                                 FUND
                                                                        ---------------------------------------------------------
                                                                         For the     For the     For the      For the     For the
                                                                          year        year        year         year        year
                                                                          ended       ended       ended        ended       ended
                                                                        08/31/01    08/31/00    08/31/99     08/31/98    08/31/97
                                                                        --------    --------    --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................    $ 13.24     $  11.83    $  6.41      $ 14.73     $ 13.05
                                                                         -------     --------    -------      -------     -------
  Net investment income/(loss) (+) ..................................       0.23         0.33       0.29         0.35        0.26
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................      (4.30)        1.42       5.49        (8.27)       2.12
                                                                         -------     --------    -------      -------     -------
      Net increase/(decrease) in net assets resulting from operations      (4.07)        1.75       5.78        (7.92)       2.38
                                                                         -------     --------    -------      -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................      (0.23)       (0.32)     (0.31)       (0.28)      (0.21)
  Dividends in excess of net investment income ......................         --           --      (0.05)       (0.00)*     (0.01)
  Distributions from net realized gains .............................         --           --         --           --       (0.34)
  Distributions in excess of net realized gains .....................         --           --         --           --       (0.00)*
  Return of capital .................................................      (0.01)       (0.02)        --        (0.12)      (0.14)
                                                                         -------     --------    -------      -------     -------
      Total dividends and distributions .............................      (0.24)       (0.34)     (0.36)       (0.40)      (0.70)
                                                                         -------     --------    -------      -------     -------
  Net asset value, end of period ....................................    $  8.93     $  13.24    $ 11.83      $  6.41     $ 14.73
                                                                         =======     ========    =======      =======     =======
TOTAL INVESTMENT RETURN (1) .........................................     (30.88)%      14.73%     90.51%      (54.22)%     17.80%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................    $52,946     $ 79,479    $77,200      $49,973     $25,417
  Ratios of expenses to average net assets (2) ......................       0.84%        0.94%      1.01%        1.09%       1.43%
  Ratios of net investment income/(loss) to average net assets (2) ..       2.11%        2.57%      2.84%        3.76%       1.71%
  Portfolio turnover rate (3) .......................................      43.45%       21.30%     42.89%       21.50%      22.90%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                               --           --         --           --        1.43%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                        --           --         --           --        1.71%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                               iSHARES MSCI
                                                                                                   ITALY
                                                                                                   INDEX
                                                                                                   FUND
                                                                         --------------------------------------------------------
                                                                           For the     For the    For the    For the     For the
                                                                            year        year       year       year        year
                                                                            ended       ended      ended      ended       ended
                                                                          08/31/01    08/31/00   08/31/99   08/31/98    08/31/97
                                                                          --------    --------   --------   --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................     $ 22.23      $ 21.56    $ 22.89    $ 16.66     $ 13.79
                                                                          -------      -------    -------    -------     -------
  Net investment income/(loss) (+) ..................................        0.24         0.39       0.17       0.18        0.12
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (4.37)        2.51       1.05       7.94        3.10
                                                                          -------      -------    -------    -------     -------
      Net increase/(decrease) in net assets resulting from operations       (4.13)        2.90       1.22       8.12        3.22
                                                                          -------      -------    -------    -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................       (0.24)       (0.12)     (0.06)     (0.18)      (0.11)
  Dividends in excess of net investment income ......................          --           --         --      (1.02)      (0.24)
  Distributions from net realized gains .............................          --        (1.69)     (2.24)     (0.69)         --
  Distributions in excess of net realized gains .....................       (0.07)       (0.11)        --         --          --
  Return of capital .................................................       (0.00)*      (0.31)     (0.25)        --          --
                                                                          -------      -------    -------    -------     -------
      Total dividends and distributions .............................       (0.31)       (2.23)     (2.55)     (1.89)      (0.35)
                                                                          -------      -------    -------    -------     -------
  Net asset value, end of period ....................................     $ 17.79      $ 22.23    $ 21.56    $ 22.89     $ 16.66
                                                                          =======      =======    =======    =======     =======
TOTAL INVESTMENT RETURN (1) .........................................      (18.61)%      13.35%      5.14%     47.66%      23.37%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................     $34,682      $50,008    $58,224    $58,368     $32,495
  Ratios of expenses to average net assets (2) ......................        0.84%        0.99%      1.03%      1.02%       1.33%
  Ratios of net investment income/(loss) to average net assets (2) ..        1.16%        1.61%      0.70%      0.76%       0.76%
  Portfolio turnover rate (3) .......................................       20.10%       39.85%      7.89%      8.16%      13.70%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                --           --         --         --        1.33%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                         --           --         --         --        0.76%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                             iSHARES MSCI
                                                                                                 JAPAN
                                                                                                 INDEX
                                                                                                 FUND
                                                                      -----------------------------------------------------------
                                                                        For the     For the     For the      For the     For the
                                                                         year        year        year         year        year
                                                                         ended       ended       ended        ended       ended
                                                                       08/31/01    08/31/00    08/31/99     08/31/98    08/31/97
                                                                       --------    --------    --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................  $  13.82    $  13.22     $   8.39     $  12.61    $  14.33
                                                                       --------    --------     --------     --------    --------
  Net investment income/(loss) (+) ..................................     (0.01)      (0.05)       (0.03)       (0.02)      (0.06)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     (4.74)       1.21         4.91        (4.19)      (1.65)
                                                                       --------    --------     --------     --------    --------
      Net increase/(decrease) in net assets resulting from operations     (4.75)       1.16         4.88        (4.21)      (1.71)
                                                                       --------    --------     --------     --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................        --          --           --           --          --
  Dividends in excess of net investment income ......................        --       (0.00)*      (0.04)          --          --
  Distributions from net realized gains .............................        --       (0.53)          --        (0.00)*        --
  Distributions in excess of net realized gains .....................        --          --           --           --       (0.01)
  Return of capital .................................................        --       (0.03)       (0.01)       (0.01)         --
                                                                       --------    --------     --------     --------    --------
      Total dividends and distributions .............................        --       (0.56)       (0.05)       (0.01)      (0.01)
                                                                       --------    --------     --------     --------    --------
  Net asset value, end of period ....................................  $   9.07    $  13.82     $  13.22     $   8.39    $  12.61
                                                                       ========    ========     ========     ========    ========
TOTAL INVESTMENT RETURN (1) .........................................    (34.37)%      8.75%       58.14%      (33.38)%    (11.97)%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................  $527,899    $787,790     $713,653     $201,485    $158,957
  Ratios of expenses to average net assets (2) ......................      0.84%       0.88%        0.94%        1.04%       1.19%
  Ratios of net investment income/(loss) to average net assets (2) ..     (0.11)%     (0.32)%      (0.27)%      (0.21)%     (0.48)%
  Portfolio turnover rate (3) .......................................     21.17%      21.93%        0.00%        0.00%      12.90%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                              --          --           --           --        1.19%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                       --          --           --           --       (0.48)%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).


                 See accompanying notes to financial statements.

                                     106-107

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                               iSHARES MSCI
                                                                                              MALAYSIA (FREE)
                                                                                                   INDEX
                                                                                                   FUND
                                                                       -----------------------------------------------------------
                                                                         For the     For the      For the     For the     For the
                                                                          year        year         year        year        year
                                                                          ended       ended        ended       ended       ended
                                                                        08/31/01    08/31/00     08/31/99    08/31/98    08/31/97
                                                                        --------    --------     --------    --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................    $  5.96     $  5.59      $  2.11     $  8.23     $ 13.80
                                                                         -------     -------      -------     -------     -------
  Net investment income/(loss) (+) ..................................       0.06        0.05         0.01        0.06        0.01
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of
    other assets and liabilities denominated in foreign currencies ..      (0.85)       0.37         3.67       (6.10)      (5.55)
                                                                         -------     -------      -------     -------     -------
      Net increase/(decrease) in net assets resulting from operations      (0.79)       0.42         3.68       (6.04)      (5.54)
                                                                         -------     -------      -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................      (0.06)      (0.05)       (0.01)      (0.05)      (0.00)*
  Dividends in excess of net investment income ......................      (0.00)*     (0.00)*         --          --       (0.01)
  Distributions from net realized gains .............................         --          --           --          --          --
  Distributions in excess of net realized gains .....................         --          --           --          --          --
  Return of capital .................................................      (0.00)*     (0.00)*      (0.19)      (0.03)      (0.02)
                                                                         -------     -------      -------     -------     -------
      Total dividends and distributions .............................      (0.06)      (0.05)       (0.20)      (0.08)      (0.03)
                                                                         -------     -------      -------     -------     -------
    Net asset value, end of period ..................................    $  5.11     $  5.96      $  5.59     $  2.11     $  8.23
                                                                         =======     =======      =======     =======     =======
TOTAL INVESTMENT RETURN (1) .........................................     (13.22)%      7.57%      185.81%     (73.57)%    (40.20)%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................    $80,877     $99,206      $95,251     $35,867     $12,339
  Ratios of expenses to average net assets (2) ......................       0.84%       0.96%        1.43%       1.09%       1.46%
  Ratios of net investment income/(loss) to average net assets (2) ..       1.19%       0.81%        0.33%       1.40%       0.04%
  Portfolio turnover rate (3) .......................................      37.34%      17.56%        7.24%       2.11%       0.00%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
      Ratios of expenses to average net assets before
        waivers/reimbursements                                                --          --           --          --        1.47%
      Ratios of net investment income/(loss) to average net assets
        before waivers/reimbursements                                         --          --           --          --        0.04%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                                iSHARES MSCI
                                                                                                MEXICO (FREE)
                                                                                                    INDEX
                                                                                                    FUND
                                                                      -------------------------------------------------------------
                                                                        For the     For the      For the      For the     For the
                                                                         year        year         year         year        year
                                                                         ended       ended        ended        ended       ended
                                                                       08/31/01    08/31/00     08/31/99     08/31/98    08/31/97
                                                                       --------    --------     --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................  $ 16.72      $ 13.39      $  8.11     $ 15.11     $ 11.52
                                                                       -------      -------      -------     -------     -------
  Net investment income/(loss) (+) ..................................     0.17         0.06         0.06        0.09        0.02
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of
    other assets and liabilities denominated in foreign currencies ..    (1.36)        3.69         5.36       (6.71)       4.07
                                                                       -------      -------      -------     -------     -------
      Net increase/(decrease) in net assets resulting from operations    (1.19)        3.75         5.42       (6.62)       4.09
                                                                       -------      -------      -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................    (0.15)          --        (0.06)      (0.09)      (0.01)
  Dividends in excess of net investment income ......................       --           --        (0.01)         --       (0.01)
  Distributions from net realized gains .............................    (0.03)       (0.42)          --       (0.29)      (0.44)
  Distributions in excess of net realized gains .....................       --           --        (0.01)         --          --
  Return of capital .................................................       --           --        (0.06)         --       (0.04)
                                                                       -------      -------      -------     -------     -------
      Total dividends and distributions .............................    (0.18)       (0.42)       (0.14)      (0.38)      (0.50)
                                                                       -------      -------      -------     -------     -------
    Net asset value, end of period ..................................  $ 15.35      $ 16.72      $ 13.39     $  8.11     $ 15.11
                                                                       =======      =======      =======     =======     =======
TOTAL INVESTMENT RETURN (1) .........................................    (7.02)%      28.20%       66.92%     (44.18)%     35.21%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................  $46,056      $40,127      $21,430     $ 7,296     $16,627
  Ratios of expenses to average net assets (2) ......................     0.84%        1.04%        1.26%       1.34%       1.63%
  Ratios of net investment income/(loss) to average net assets (2) ..     1.12%        0.35%        0.52%       0.60%       0.14%
  Portfolio turnover rate (3) .......................................    33.96%       23.97%       18.36%      14.05%      22.80%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
      Ratios of expenses to average net assets before
        waivers/reimbursements                                              --         1.04%          --          --        1.63%
      Ratios of net investment income/(loss) to average net assets
        before waivers/reimbursements                                       --         0.35%          --          --        0.13%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                                                                                           iSHARES MSCI
                                                                                            NETHERLANDS
                                                                                               INDEX
                                                                                               FUND
                                                                      ---------------------------------------------------------
                                                                        For the     For the    For the     For the      For the
                                                                         year        year       year        year         year
                                                                         ended       ended      ended       ended        ended
                                                                       08/31/01    08/31/00   08/31/99    08/31/98     08/31/97
                                                                       --------    --------   --------    --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................  $ 23.53     $ 23.45     $ 23.50     $ 21.42      $17.36
                                                                       -------     -------     -------     -------      ------
  Net investment income/(loss) (+) ..................................     0.28        0.13        0.53        0.25        0.11
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of
    other assets and liabilities denominated in foreign currencies ..    (4.94)       0.18        1.60        3.53        4.79
                                                                       -------     -------     -------     -------      ------
      Net increase/(decrease) in net assets resulting from operations    (4.66)       0.31        2.13        3.78        4.90
                                                                       -------     -------     -------     -------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................    (0.28)      (0.08)      (0.43)      (0.16)      (0.10)
  Dividends in excess of net investment income ......................       --          --       (0.01)         --       (0.01)
  Distributions from net realized gains .............................       --       (0.11)      (1.42)      (1.47)      (0.71)
  Distributions in excess of net realized gains .....................       --          --       (0.24)         --          --
  Return of capital .................................................       --       (0.04)      (0.08)      (0.07)      (0.02)
                                                                       -------     -------     -------     -------      ------
      Total dividends and distributions .............................    (0.28)      (0.23)      (2.18)      (1.70)      (0.84)
                                                                       -------     -------     -------     -------      ------
    Net asset value, end of period ..................................  $ 18.59     $ 23.53     $ 23.45     $ 23.50      $21.42
                                                                       =======     =======     =======     =======      ======
TOTAL INVESTMENT RETURN (1) .........................................   (19.83)%      1.28%       8.98%      17.41%      28.04%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................  $24,184     $30,613     $31,685     $22,349      $9,661
  Ratios of expenses to average net assets (2) ......................     0.84%       1.03%       1.07%       1.12%       1.46%
  Ratios of net investment income/(loss) to average net assets (2) ..     1.34%       0.53%       2.20%       1.00%       0.54%
  Portfolio turnover rate (3) .......................................    34.70%      21.64%      32.13%      15.81%      12.68%

*    Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
      Ratios of expenses to average net assets before
        waivers/reimbursements                                              --          --          --          --        1.46%
      Ratios of net investment income/(loss) to average net assets
        before waivers/reimbursements                                       --          --          --          --        0.53%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                 See accompanying notes to financial statements.

                                     108-109

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                             iSHARES MSCI
                                                                                           SINGAPORE (FREE)
                                                                                                 INDEX
                                                                                                 FUND
                                                                       -------------------------------------------------------
                                                                        For the     For the    For the     For the    For the
                                                                         year        year       year        year       year
                                                                         ended       ended      ended       ended      ended
                                                                       08/31/01    08/31/00   08/31/99    08/31/98   08/31/97
                                                                       --------    --------   --------    --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................   $  7.58    $  7.93    $   3.30     $  8.66     $ 11.38
                                                                        -------    -------    --------     -------     -------
  Net investment income/(loss) (+) ..................................      0.07       0.13        0.05        0.07       (0.00)**
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     (2.16)     (0.21)       4.70       (5.37)      (2.67)
                                                                        -------    -------    --------     -------     -------
      Net increase/(decrease) in net assets resulting from operations     (2.09)     (0.08)       4.75       (5.30)      (2.67)
                                                                        -------    -------    --------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................     (0.07)     (0.11)      (0.05)      (0.04)      (0.00)**
  Dividends in excess of net investment income ......................        --         --       (0.06)      (0.01)      (0.01)
  Distributions from net realized gains .............................        --      (0.14)         --          --       (0.02)
  Distributions in excess of net realized gains .....................     (0.06)        --          --          --          --
  Return of capital .................................................     (0.02)     (0.02)      (0.01)      (0.01)      (0.02)
                                                                        -------    -------    --------     -------     -------
      Total dividends and distributions .............................     (0.15)     (0.27)      (0.12)      (0.06)      (0.05)
                                                                        -------    -------    --------     -------     -------
  Net asset value, end of period ....................................   $  5.34    $  7.58    $   7.93     $  3.30     $  8.66
                                                                        =======    =======    ========     =======     =======
  TOTAL INVESTMENT RETURN (2) .......................................    (27.89)%    (1.29)%    144.52%     (61.29)%    (23.48)%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................   $73,704    $88,719    $113,438     $47,248     $14,722
  Ratios of expenses to average net assets (5) ......................      0.84%      0.94%       0.97%       1.08%       1.43%
  Ratios of net investment income/(loss) to average net assets (5) ..      1.15%      1.60%       0.76%       1.17%       0.03%
  Portfolio turnover rate (6) .......................................     32.10%     52.06%      25.31%      67.17%      13.40%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
        Ratios of expenses to average net assets before
          waivers/reimbursements                                             --         --          --          --        1.43%
        Ratios of net investment income/(loss) to average net assets
          before waivers/reimbursements                                      --         --          --          --        0.03%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                                                                               iSHARES MSCI
                                                                                SOUTH KOREA
                                                                                   INDEX
                                                                                   FUND
                                                                        ------------------------
                                                                          For the       For the
                                                                           year         period
                                                                           ended      05/10/00*-
                                                                         08/31/01      08/31/00
                                                                         --------      --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................     $ 18.16      $ 20.36(1)
                                                                          -------      -------
  Net investment income/(loss) (+) ..................................        0.09        (0.04)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (4.90)       (2.16)
                                                                          -------      -------
      Net increase/(decrease) in net assets resulting from operations       (4.81)       (2.20)
                                                                          -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................       (0.03)          --
  Dividends in excess of net investment income ......................          --           --
  Distributions from net realized gains .............................          --           --
  Distributions in excess of net realized gains .....................          --           --
  Return of capital .................................................       (0.07)          --
                                                                          -------      -------
      Total dividends and distributions .............................       (0.10)          --
                                                                          -------      -------
  Net asset value, end of period ....................................     $ 13.25      $ 18.16
                                                                          =======      =======
  TOTAL INVESTMENT RETURN (2) .......................................      (26.49)%     (10.81)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................     $37,767      $13,622
  Ratios of expenses to average net assets (5) ......................        0.99%(7)     0.99%(3)
  Ratios of net investment income/(loss) to average net assets (5) ..        0.64%       (0.63)%(3)
  Portfolio turnover rate (6) .......................................       39.46%       55.13%(4)

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
        Ratios of expenses to average net assets before
          waivers/reimbursements                                               --         1.38%(3)
        Ratios of net investment income/(loss) to average net assets
          before waivers/reimbursements                                        --        (1.02)%(3)
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                                                                                                 iSHARES MSCI
                                                                                                     SPAIN
                                                                                                     INDEX
                                                                                                     FUND
                                                                           -------------------------------------------------------
                                                                            For the     For the     For the    For the     For the
                                                                             year        year        year       year        year
                                                                             ended       ended       ended      ended       ended
                                                                           08/31/01    08/31/00    08/31/99   08/31/98    08/31/97
                                                                           --------    --------    --------   --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................       $ 24.19     $ 25.59     $ 23.84    $ 18.49    $ 14.09
                                                                            -------     -------     -------    -------    -------
  Net investment income/(loss) (+) ..................................          0.19        0.15        0.09       0.16       0.19
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................         (2.89)      (0.60)       3.14       5.94       5.33
                                                                            -------     -------     -------    -------    -------
      Net increase/(decrease) in net assets resulting from operations         (2.70)      (0.45)       3.23       6.10       5.52
                                                                            -------     -------     -------    -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................         (0.16)      (0.14)      (0.07)     (0.12)     (0.12)
  Dividends in excess of net investment income ......................            --          --       (0.02)     (0.02)     (0.05)
  Distributions from net realized gains .............................            --       (0.48)      (1.35)     (0.55)     (0.86)
  Distributions in excess of net realized gains .....................            --       (0.32)         --         --         --
  Return of capital .................................................         (0.00)**    (0.01)      (0.04)     (0.06)     (0.09)
                                                                            -------     -------     -------    -------    -------
      Total dividends and distributions .............................         (0.16)      (0.95)      (1.48)     (0.75)     (1.12)
                                                                            -------     -------     -------    -------    -------
  Net asset value, end of period ....................................       $ 21.33     $ 24.19     $ 25.59    $ 23.84    $ 18.49
                                                                            =======     =======     =======    =======    =======
  TOTAL INVESTMENT RETURN (2) .......................................        (11.17)%     (1.81)%     13.39%     32.58%     39.15%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................       $27,198     $39,913     $36,469    $25,029    $ 8,321
  Ratios of expenses to average net assets (5) ......................          0.84%       0.99%       1.04%      1.11%      1.67%
  Ratios of net investment income/(loss) to average net assets (5) ..          0.82%       0.57%       0.31%      0.61%      1.04%
  Portfolio turnover rate (6) .......................................         25.64%      39.42%      16.58%      9.10%     19.21%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
        Ratios of expenses to average net assets before
          waivers/reimbursements                                                 --          --          --         --       1.67%
        Ratios of net investment income/(loss) to average net assets
          before waivers/reimbursements                                          --          --          --         --       1.04%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                 See accompanying notes to financial statements.

                                     110-111

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                             iSHARES MSCI
                                                                                                SWEDEN
                                                                                                 INDEX
                                                                                                 FUND
                                                                        -----------------------------------------------------
                                                                          For the     For the   For the    For the    For the
                                                                           year        year      year       year       year
                                                                           ended       ended     ended      ended      ended
                                                                         08/31/01    08/31/00  08/31/99   08/31/98   08/31/97
                                                                         --------    --------  --------   --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................    $ 24.38     $ 22.26    $ 18.39    $ 18.32    $14.67
                                                                         -------     -------    -------    -------    ------
  Net investment income/(loss) (+) ..................................       0.07        0.14       0.10       0.10     (0.03)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................     (11.52)       8.38       4.52       0.95      4.45
                                                                         -------     -------    -------    -------    ------
      Net increase/(decrease) in net assets resulting from operations     (11.45)       8.52       4.62       1.05      4.42
                                                                         -------     -------    -------    -------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................      (0.05)      (0.12)     (0.09)     (0.08)       --
  Dividends in excess of net investment income ......................         --       (0.02)     (0.01)     (0.01)       --
  Distributions from net realized gains .............................         --       (6.09)     (0.62)     (0.86)    (0.77)
  Distributions in excess of net realized gains .....................         --       (0.13)     (0.01)     (0.01)       --
  Return of capital .................................................      (0.00)**    (0.04)     (0.02)     (0.02)       --
                                                                         -------     -------    -------    -------    ------
      Total dividends and distributions .............................      (0.05)      (6.40)     (0.75)     (0.98)    (0.77)
                                                                         -------     -------    -------    -------    ------
  Net asset value, end of period ....................................    $ 12.88     $ 24.38    $ 22.26    $ 18.39    $18.32
                                                                         =======     =======    =======    =======    ======
TOTAL INVESTMENT RETURN (2) .........................................     (46.99)%     39.15%     25.09%      5.48%    30.10%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................    $10,630     $23,774    $20,034    $13,791    $8,243
  Ratios of expenses to average net assets (5) ......................       0.84%       1.03%      1.13%      1.17%     1.64%
  Ratios of net investment income/(loss) to average net assets (5) ..       0.40%       0.46%      0.49%      0.48%    (0.19)%
  Portfolio turnover rate (6) .......................................      42.82%      90.13%     33.44%     10.88%    13.71%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                               --          --         --         --      1.64%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                        --          --         --         --     (0.19)%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                                                                                             iSHARES MSCI
                                                                                              SWITZERLAND
                                                                                                 INDEX
                                                                                                 FUND
                                                                         ------------------------------------------------------
                                                                           For the   For the    For the    For the      For the
                                                                            year      year       year       year         year
                                                                            ended     ended      ended      ended        ended
                                                                          08/31/01  08/31/00   08/31/99   08/31/98     08/31/97
                                                                          --------  --------   --------   --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................     $ 15.54    $ 15.39    $ 15.55    $ 13.79     $ 12.29
                                                                          -------    -------    -------    -------     -------
  Net investment income/(loss) (+) ..................................        0.04       0.04       0.04      (0.00)**    (0.04)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................       (2.54)      0.27       0.19       3.01        2.11
                                                                          -------    -------    -------    -------     -------
      Net increase/(decrease) in net assets resulting from operations       (2.50)      0.31       0.23       3.01        2.07
                                                                          -------    -------    -------    -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................       (0.04)     (0.03)     (0.03)        --          --
  Dividends in excess of net investment income ......................       (0.01)     (0.01)     (0.04)     (0.01)         --
  Distributions from net realized gains .............................          --      (0.11)     (0.17)     (1.21)      (0.57)
  Distributions in excess of net realized gains .....................       (0.04)        --      (0.14)        --          --
  Return of capital .................................................          --      (0.01)     (0.01)     (0.03)      (0.00)**
                                                                          -------    -------    -------    -------     -------
      Total dividends and distributions .............................       (0.09)     (0.16)     (0.39)     (1.25)      (0.57)
                                                                          -------    -------    -------    -------     -------
  Net asset value, end of period ....................................     $ 12.95    $ 15.54    $ 15.39    $ 15.55     $ 13.79
                                                                          =======    =======    =======    =======     =======
TOTAL INVESTMENT RETURN (2) .........................................      (16.08)%     1.96%      1.47%     21.24%      16.69%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................     $32,384    $44,685    $38,499    $29,163     $13,805
  Ratios of expenses to average net assets (5) ......................        0.84%      1.01%      1.09%      1.15%       1.52%
  Ratios of net investment income/(loss) to average net assets (5) ..        0.29%      0.23%      0.24%     (0.03)%     (0.29)%
  Portfolio turnover rate (6) .......................................       33.68%     34.87%     35.10%     43.09%      48.05%

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                --         --         --         --        1.53%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                         --         --         --         --       (0.29)%
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                                                                             iSHARES MSCI
                                                                                TAIWAN
                                                                                 INDEX
                                                                                 FUND
                                                                        ------------------------
                                                                          For the        For the
                                                                           year          period
                                                                           ended       06/21/00*-
                                                                         08/31/01       08/31/00
                                                                         --------       --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................     $  16.41      $ 19.59(1)
                                                                          --------      -------
  Net investment income/(loss) (+) ..................................        (0.03)       (0.01)
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................        (7.37)       (2.31)
                                                                          --------      -------
      Net increase/(decrease) in net assets resulting from operations        (7.40)       (2.32)
                                                                          --------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................           --        (0.32)
  Dividends in excess of net investment income ......................           --           --
  Distributions from net realized gains .............................           --           --
  Distributions in excess of net realized gains .....................           --        (0.10)
  Return of capital .................................................           --        (0.44)
                                                                          --------      -------
      Total dividends and distributions .............................           --        (0.86)
                                                                          --------      -------
  Net asset value, end of period ....................................     $   9.01      $ 16.41
                                                                          ========      =======
TOTAL INVESTMENT RETURN (2) .........................................       (45.09)%     (12.10)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................     $110,786      $42,667
  Ratios of expenses to average net assets (5) ......................         0.99%(7)     0.99%(3)
  Ratios of net investment income/(loss) to average net assets (5) ..        (0.23)%    (0.28)%(3)
  Portfolio turnover rate (6) .......................................        29.84%       51.68%(4)

*    Commencement of operations.
**   Less than one cent per share.
+    Based on average shares outstanding throughout the
     period.
(1)  Net asset value per share on commencement of
     operations.
(2)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(3)  Annualized.
(4)  Not Annualized.
(5)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                                 --         1.60%(3)
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                          --        (0.89)%(3)
(6)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).
(7)  Excludes foreign taxes paid on stock dividends. See
     Note 1.

                 See accompanying notes to financial statements.

                                     112-113

AUGUST 31, 2001

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                             iSHARES MSCI
                                                                                            UNITED KINGDOM
                                                                                                 INDEX
                                                                                                 FUND
                                                                       -----------------------------------------------------------
                                                                         For the      For the     For the      For the     For the
                                                                          year         year        year         year        year
                                                                          ended        ended       ended        ended       ended
                                                                        08/31/01     08/31/00    08/31/99     08/31/98    08/31/97
                                                                        --------     --------    --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..............................   $  18.35      $  20.25    $  18.48     $ 16.50     $ 13.15
                                                                        --------      --------    --------     -------     -------
  Net investment income/(loss) (+) ..................................       0.26          0.27        0.44        0.37        0.38
  Net realized and unrealized gain/(loss) on investments and foreign currency related transactions and translation of other assets and
    liabilities denominated in foreign currencies ...................      (3.23)        (0.85)       2.40        2.12        3.62
                                                                        --------      --------    --------     -------     -------
      Net increase/(decrease) in net assets resulting from operations      (2.97)        (0.58)       2.84        2.49        4.00
                                                                        --------      --------    --------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..............................      (0.25)        (0.23)      (0.36)      (0.29)      (0.32)
  Dividends in excess of net investment income ......................         --         (0.02)      (0.01)      (0.04)      (0.06)
  Distributions from net realized gains .............................         --         (0.84)      (0.60)      (0.11)      (0.17)
  Distributions in excess of net realized gains .....................      (0.02)        (0.19)      (0.02)         --          --
  Return of capital .................................................         --         (0.04)      (0.08)      (0.07)      (0.10)
                                                                        --------      --------    --------     -------     -------
      Total dividends and distributions .............................      (0.27)        (1.32)      (1.07)      (0.51)      (0.65)
                                                                        --------      --------    --------     -------     -------
  Net asset value, end of period ....................................   $  15.11      $  18.35    $  20.25     $ 18.48     $ 16.50
                                                                        ========      ========    ========     =======     =======
TOTAL INVESTMENT RETURN (1) .........................................     (16.20)%       (3.00)%     15.33%      14.98%      30.48%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..............................   $117,883      $146,803    $113,402     $62,846     $29,721
  Ratios of expenses to average net assets (2) ......................       0.84%         0.94%       0.97%       1.03%       1.38%
  Ratios of net investment income/(loss) to average net assets (2) ..       1.57%         1.39%       2.16%       1.90%       2.47%
  Portfolio turnover rate (3) .......................................      30.08%        32.83%      13.24%       2.83%       1.84%

+    Based on average shares outstanding throughout the
     period.
(1)  Total investment return is calculated assuming a
     purchase of capital stock at net asset value per share
     on the first day and a sale at the net asset value per
     share on the last day of the period reported. Dividends
     and distributions, if any, are assumed, for purposes of
     this calculation, to be reinvested at the net asset
     value per share on the ex-dividend date.
(2)  Includes voluntary waivers of the listing fee through
     December 31, 1996 and reimbursements from the Adviser
     commencing with the year ended August 31, 2000. If such
     waivers/reimbursements had not been made the ratios of
     expenses to average net assets and ratios of net
     investment income/(loss) to average net assets would
     have been as follows:
       Ratios of expenses to average net assets before
         waivers/reimbursements                                               --            --          --          --        1.38%
       Ratios of net investment income/(loss) to average net assets
         before waivers/reimbursements                                        --            --          --          --        2.47%
(3)  Excludes portfolio securities received or delivered as
     a result of processing capital share transactions in
     Creation Unit(s).

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                      iSHARES, INC.
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     iShares, Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994. As of August 31, 2001, the Company offers 21 investment portfolios (each, a "Fund", collectively, the "Funds").

     The Funds offered by the Company as of August 31, 2001 are traded on the American Stock Exchange, Inc. (the "AMEX") under the following symbols:

         iSHARES MSCI INDEX FUND                                 SYMBOL
         ------------------------------                         --------
         iShares MSCI Australia Index Fund                        EWA
         iShares MSCI Austria Index Fund                          EWO
         iShares MSCI Belgium Index Fund                          EWK
         iShares MSCI Brazil (Free) Index Fund                    EWZ
         iShares MSCI Canada Index Fund                           EWC
         iShares MSCI EMU Index Fund                              EZU
         iShares MSCI France Index Fund                           EWQ
         iShares MSCI Germany Index Fund                          EWG
         iShares MSCI Hong Kong Index Fund                        EWH
         iShares MSCI Italy Index Fund                            EWI
         iShares MSCI Japan Index Fund                            EWJ
         iShares MSCI Malaysia (Free) Index Fund                  EWM
         iShares MSCI Mexico (Free) Index Fund                    EWW
         iShares MSCI Netherlands Index Fund                      EWN
         iShares MSCI Singapore (Free) Index Fund                 EWS
         iShares MSCI South Korea Index Fund                      EWY
         iShares MSCI Spain Index Fund                            EWP
         iShares MSCI Sweden Index Fund                           EWD
         iShares MSCI Switzerland Index Fund                      EWL
         iShares MSCI Taiwan Index Fund                           EWT
         iShares MSCI United Kingdom Index Fund                   EWU

     The investment objective of each Fund is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular equity securities index compiled by Morgan Stanley Capital International Inc. ("MSCI"). The investment adviser utilizes a "passive" or index approach to try to achieve each Fund's investment objective.

     Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares MSCI Japan and iShares MSCI United Kingdom Index Funds, which are classified as diversified funds. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

     Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with those of domestic origin. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation; and the risk of war.

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

     Certain  prior  year  amounts  in  the  financial   statements   have  been
reclassified to be consistent with the current year presentation.

--------------------------------------------------------------------------------
SECURITY VALUATION

     Portfolio securities for which market prices are readily available are valued using the official closing prices of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Company's Board of Directors.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company are allocated among the Funds based on the ratio of average net assets of each Fund to the combined net assets, or other appropriate method. Other expenses, directly related to a specific Fund, are charged to that Fund.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

     Foreign currency and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, exchange rates as of 4:00 p.m. London time, except for the exchange rate for the MSCI Mexico (Free) Index, which is as of 3:00 p.m. Eastern time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate.

     Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

     South Korea and Taiwan levy a tax at a rate of 16.5% and 20.0%, respectively, based on the par value of stock dividends received by the iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, respectively. These taxes are paid by the Funds receiving the stock dividends and are disclosed in their respective Statements of Operations.

EQUALIZATION

     The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

     In addition, the Company intends to distribute, at least annually, amounts representing the dividend yield on the underlying portfolio securities of each Fund, net of expenses, as if the Fund owned the underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended August 31, 2001.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


     From November 1, 2000 to August 31, 2001, certain of the Funds incurred net foreign exchange losses and net realized capital losses. As permitted by tax regulations, the following Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2002.

                                     NET FOREIGN EXCHANGE  NET REALIZED CAPITAL
         iSHARES MSCI INDEX FUND            LOSSES                LOSSES
         -----------------------     --------------------  --------------------
         Australia                           $ 8,681            $ 3,506,198
         Austria                               1,921              1,679,007
         Belgium                               2,155              1,677,678
         Brazil (Free)                       190,859              1,941,883
         Canada                                   --                825,657
         EMU                                   6,312              1,803,939
         France                                  876              3,863,111
         Germany                              36,767             13,573,336
         Hong Kong                                98              4,971,970
         Italy                                 8,932              3,264,876
         Japan                               253,067             61,794,499
         Malaysia (Free)                       2,664             10,068,186
         Mexico (Free)                            --                894,617
         Netherlands                          15,860              3,204,119
         Singapore (Free)                      3,276              4,711,069
         South Korea                          41,733              1,432,687
         Spain                                11,329              2,082,122
         Sweden                                6,275              3,259,157
         Switzerland                              --              2,457,965
         Taiwan                               11,995             11,673,550
         United Kingdom                           --              9,779,858

     At August 31, 2001, certain of the Funds had tax basis net capital loss carryforwards. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

         iSHARES MSCI INDEX FUND           2007           2008          2009
         --------------------------     ----------      --------      ----------
         Australia                      $  674,889      $630,985      $1,971,994
         Austria                             4,273       551,208         336,553
         Belgium                                --        94,675         450,543
         Brazil                                 --            --          94,163
         EMU                                    --            --             443
         Germany                                --            --          86,860
         Hong Kong                       4,085,707            --              --
         Japan                                  --            --       2,959,030
         Malaysia (Free)                 8,654,333            --              --
         Netherlands                            --            --          60,885
         South Korea                            --            --         556,540
         Spain                                  --            --          20,276
         Sweden                                 --            --         126,557

     If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law code, as "passive foreign investment companies", such Funds may elect to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

     For the year ended August 31, 2001, each Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions.

ORGANIZATION COSTS

     Organization costs were originally allocated to each of the seventeen Funds that commenced operations on March 12, 1996, based on the original net assets of each of these Funds. Such organization costs were deferred and amortized ratably on the reverse sum of the years digits method over a period of sixty months from the commencement of operations. Such period expired on March 11, 2001.

--------------------------------------------------------------------------------


     Certain organization costs of the iShares MSCI Brazil (Free) Index Fund, iShares MSCI EMU Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund were expensed in their first year of operations. All other organization expenses of these Funds were paid by the investment adviser.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for placing purchase and sale orders, providing continuous supervision of the investment portfolio of each Fund, and the general management of the Company's affairs.

     For its investment management services to each Fund, except for the iShares MSCI Brazil (Free), iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee on the aggregate net assets of the Funds, other than the iShares MSCI Brazil (Free), South Korea and Taiwan Funds, as follows:

         ADVISORY
         FEE                    AVERAGE DAILY NET ASSETS
         ---------              ------------------------
         0.59%                  First $7 billion
         0.54                   Over $7 billion, up to and including $11 billion
         0.49                   Over $11 billion

     For its investment management services to the iShares MSCI Brazil (Free), iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee on the aggregate net assets of these three Funds as follows:

         ADVISORY
         FEE                    AVERAGE DAILY NET ASSETS
         ---------              ------------------------
         0.74%                  First $2 billion
         0.69                   Over $2 billion, up to and including $4 billion
         0.64                   Over $4 billion

     The investment advisory fee paid to BGFA with respect to each Fund is reduced by the aggregate of such Fund's fees and expenses (other than the investment advisory fee, distribution fees, litigation expenses, taxes, extraordinary expenses and expenses incurred in connection with the execution of portfolio securities transactions). BGFA has agreed to reimburse the Company to the extent that the expenses of any Fund (as set forth in the foregoing proviso) exceeds the investment advisory fee (as stated in the above tables) with respect to such Fund. Under the investment advisory agreement, and based on current asset levels, the expense ratio is generally fixed at 0.84% of the average daily net assets for each Fund, except for the iShares MSCI Brazil (Free), iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, where the expense ratio is generally fixed at 0.99% of average daily net assets.

     Barclays Global Investors, N.A. ("BGI") has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI. From time to time, BGI may pay other small expenses on behalf of the Funds.

     PFPC Inc. (the "Administrator") acts as administration and accounting services agent of the Company, pursuant to an Administration and Accounting Services Agreement with the Company. The Administrator is responsible for certain clerical, recordkeeping and bookkeeping services. For its services to the Company, the Administrator is paid aggregate fees equal to each Fund's allocable portion of 0.15% per annum of the average aggregate daily net assets of the Company up to $3 billion; plus 0.10% per annum of the average aggregate daily net assets of the Company between $3 billion and $4.5 billion and 0.095% of the average aggregate daily net assets of the Company in excess of $4.5 billion. The Administrator receives a minimum monthly fee of 0.05% of the aggregate average daily net assets of the Company plus $131,250 for the Funds. The Administrator pays Morgan Stanley & Co. Incorporated a fee of 0.05% of the average daily net assets of the Company for sub-administration services.

     PFPC Inc., an affiliate of the Administrator, serves as transfer agent and dividend disbursement agent for the Funds.

     SEI Investments Distribution Co. (the "Distributor") serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Company has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Company's Plan, the Distributor is entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related services.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


     The Chase Manhattan Bank (the "Custodian") serves as global custodian and securities lending agent to each of the Funds. For its custody services to each Fund, the Custodian is paid per annum fees based on the aggregate net assets of each Fund as follows:

                                     CUSTODIAN                                    CUSTODIAN
         iSHARES MSCI INDEX FUND        FEE        iSHARES MSCI INDEX FUND           FEE
         -----------------------     ---------     -----------------------         ---------
         Australia                     0.05%       Malaysia (Free)                   0.07%
         Austria                       0.06        Mexico (Free)                     0.15
         Belgium                       0.05        Netherlands                       0.04
         Brazil (Free)                 0.20        Singapore (Free)                  0.05
         Canada                        0.02        South Korea                       0.15
         France                        0.05        Spain                             0.05
         Germany                       0.04        Sweden                            0.05
         Hong Kong                     0.04        Switzerland                       0.05
         Italy                         0.05        Taiwan                            0.20
         Japan                         0.026       United Kingdom                    0.01

     The Custodian is paid a per annum fee for the iShares MSCI EMU Index Fund based on the aggregate net assets of the Fund's investments in each of Austria, Belgium, France, Germany, Italy, Netherlands and Spain at the fees applicable to these countries, plus fees at rates of 0.06%, 0.40%, 0.06% and 0.20% for aggregate net assets of the Fund's investments in each of Finland, Greece, Ireland and Portugal, respectively. The Custodian also receives certain fees for each transaction of each Fund and is reimbursed for certain out-of-pocket expenses. For its services in connection with lending portfolio securities of the Funds, the Custodian receives 40% of the net investment income earned on the collateral for securities loaned from each Fund.

     As a result of using an index approach to investing, the iShares MSCI United Kingdom Index Fund held shares of Barclays PLC, with a current market value of $3,303,353 as of August 31, 2001. Barclays PLC is an affiliate of BGFA, the Fund's investment adviser.

     The Company pays each director an annual fee of $20,000 plus $5,000 for each Board of Directors meeting attended. The Chairman of the Board receives an annual fee of $30,000 plus $7,500 for each Board of Directors meeting attended. In addition, the Company reimburses the directors for travel and out-of-pocket expenses incurred in connection with their attendance at Board of Directors meetings.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended August 31, 2001, were as follows:

         iSHARES MSCI INDEX FUND           PURCHASES               SALES
         --------------------------       ------------          ------------
         Australia                        $ 13,949,608          $ 12,576,901
         Austria                             7,226,605             7,265,126
         Belgium                             3,890,564             4,218,646
         Brazil (Free)                      10,813,763             7,013,006
         Canada                             13,633,709            14,025,317
         EMU                                13,544,002            13,858,041
         France                             10,899,436            10,569,657
         Germany                            29,779,192            29,419,874
         Hong Kong                          28,257,815            29,027,373
         Italy                               8,794,026             9,061,615
         Japan                             132,155,967           132,465,684
         Malaysia (Free)                    31,843,010            32,828,850
         Mexico (Free)                      13,495,043            13,259,899
         Netherlands                        11,058,252            11,217,117
         Singapore (Free)                   21,654,103            24,677,721
         South Korea                        36,445,090             7,787,099
         Spain                               9,060,760             8,613,174
         Sweden                              7,583,632             7,099,987
         Switzerland                        13,595,062            14,093,296
         Taiwan                            142,934,391            25,605,281
         United Kingdom                     42,023,712            48,012,335

--------------------------------------------------------------------------------


     In-kind transactions for the year ended August 31, 2001 were as follows:

                                                  IN-KIND            IN-KIND
         iSHARES MSCI INDEX FUND                 PURCHASES            SALES
         --------------------------             ------------       ------------
         Australia                              $ 13,325,205       $ 13,495,056
         Belgium                                          --          1,921,108
         Canada                                   16,190,957                 --
         EMU                                      67,155,213                 --
         France                                    4,918,886         17,589,519
         Germany                                  23,103,731         15,192,266
         Hong Kong                                 2,427,710          3,583,192
         Italy                                     6,414,175         12,903,580
         Japan                                   132,136,534        115,306,719
         Mexico (Free)                            23,758,648         15,236,256
         Netherlands                               8,846,259          8,244,088
         Singapore (Free)                         20,002,201         11,813,453
         Spain                                     1,810,602         11,067,215
         Sweden                                    6,930,764          9,312,982
         Switzerland                               3,574,921          9,460,490
         United Kingdom                           43,547,282         41,171,136

4.   iSHARES TRANSACTIONS

     The Company's authorized shares are 10.9 billion shares of $.001 par value capital stock. The following number of shares are authorized to each Fund currently in operation:

         iSHARES MSCI INDEX FUND                            AUTHORIZED SHARES
         --------------------------                         -----------------
         Australia                                              127,800,000
         Austria                                                 19,800,000
         Belgium                                                136,200,000
         Brazil (Free)                                          500,000,000
         Canada                                                 340,200,000
         EMU                                                    500,000,000
         France                                                 340,200,000
         Germany                                                382,200,000
         Hong Kong                                              191,400,000
         Italy                                                   63,600,000
         Japan                                                2,124,600,000
         Malaysia (Free)                                        127,800,000
         Mexico (Free)                                          255,000,000
         Netherlands                                            255,000,000
         Singapore (Free)                                       191,400,000
         South Korea                                            200,000,000
         Spain                                                  127,800,000
         Sweden                                                  63,600,000
         Switzerland                                            318,625,000
         Taiwan                                                 200,000,000
         United Kingdom                                         943,200,000
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


     The Company issues and redeems shares ("iShares") of each Fund only in aggregations of a specified number of iShares (each, a "Creation Unit") at net asset value. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

     The consideration for purchase of Creation Units of a Fund is generally the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index (the "Basket Securities") and an amount of cash (the "Cash Component") (except for the iShares MSCI Brazil (Free) Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund which are offered in Creation Units solely for cash in U.S. dollars). In addition, certain Funds may include securities that are not in its respective MSCI Index in the Basket
Securities. Non-Basket Securities may also be held by a Fund as a result of corporate actions, odd share lots, or as a result of rebalancing of the Basket Securities.

5.   LOANS OF PORTFOLIO SECURITIES

     Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, letters of credit issued by banks approved by BGFA, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value equal to at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     As of August 31, 2001, certain of the Funds had loaned securities which were collateralized by cash. The market values of the securities on loan at August 31, 2001, and the cash collateral received were as follows:

                                               VALUE OF               CASH
         iSHARES MSCI INDEX FUND              SECURITIES           COLLATERAL
         --------------------------           -----------         -----------
         Australia                            $ 2,633,309         $ 2,830,498
         Austria                                  896,272             952,050
         Belgium                                  252,730             268,260
         Canada                                   711,425             757,100
         France                                 5,582,293           5,995,124
         Germany                               24,084,259          25,126,061
         Hong Kong                              4,509,201           4,983,783
         Italy                                  6,635,576           7,155,844
         Japan                                 80,645,831          84,703,790
         Mexico (Free)                         11,375,173          12,215,534
         Netherlands                            1,274,250           1,385,896
         Singapore (Free)                      17,700,115          18,708,492
         Spain                                  3,898,078           4,069,684
         Sweden                                   569,398             601,020
         Switzerland                              127,540             144,670

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


6.   BORROWINGS

     As of June 25, 2001, the Company entered into a Line of Credit Agreement with The Chase Manhattan Bank for $25,000,000. Each Fund may borrow under the credit agreement solely for temporary or emergency purposes. Each Fund pays a commitment fee of 0.15% per annum based upon each Fund's pro rata share of the average daily unused amount of the aggregate commitment. Amounts borrowed under the agreement bear interest at a rate per annum equal to the Federal Funds Rate plus 0.50% per annum.

     As of August 31, 2001, the outstanding advances under this agreement were as follows:

                               AVERAGE ADVANCES    AVERAGE    NUMBER OF DAYS
                                  OUTSTANDING     INTEREST      OUTSTANDING
      iSHARES MSCI INDEX FUND  DURING THE PERIOD    RATE     DURING THE PERIOD
      -----------------------  -----------------   -------   -----------------
      Australia                   $500,000         4.0938%           1
      Mexico (Free)                200,000         4.1875            1
      Singapore (Free)             200,000         4.1875            1
      Spain                        100,000         4.1875            1

7.   POSSIBLE CLAIM

     A United States patentholder has notified the Company that it believes that the manner of the Company's operation results in the Company, possibly in conjunction with others, engaging in acts of infringement of such patent and has suggested that the Company or one or more of its service providers enter into a license agreement with it and pay it substantial license fees. In August 2000, the AMEX commenced an action seeking a declaratory judgement that its activities with respect to exchange traded funds, including the Funds, do not infringe the patent or a related patent. The patentholder counterclaimed, alleging infringement of the related patent by the AMEX and, in January 2001, filed a separate action for infringement of such patent by a number of other parties, including the Company's investment adviser and distributor. The Company is not party to either action. The Company believes that it has valid defenses to any potential claim of infringement of these patents. In July 2001, the patentholder and others filed an action against the AMEX, the Company's investment adviser and its parent corporation, and the Company's Chairman, President and Chief Executive Officer alleging misappropriation of trade secrets and related claims for activities with respect to exchange traded funds. The Company is not a party to this action either.

8.   NEW ACCOUNTING PRONOUNCEMENT

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide are not expected to have a material impact on the net assets of the Funds, or on the presentation of the Funds' financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS                                  iSHARES, INC.
--------------------------------------------------------------------------------



To the Board of Directors and Shareholders of iSHARES, Inc.



     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the various funds comprising the iShares MSCI Index Fund Series (comprised of the iShares MSCI Australia Index Fund, the iShares MSCI Austria Index Fund, the iShares MSCI Belgium Index Fund, the iShares MSCI Brazil (Free) Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares MSCI Germany Index Fund, the iShares MSCI Hong Kong
Index Fund, the iShares MSCI Italy Index Fund, the iShares MSCI Japan Index Fund, the iShares MSCI Malaysia (Free) Index Fund, the iShares MSCI Mexico
(Free) Index Fund, the iShares MSCI Netherlands Index Fund, the iShares MSCI Singapore (Free) Index Fund, the iShares MSCI South Korea Index Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the iShares MSCI Switzerland Index Fund, the ishares MSCI Taiwan Index Fund, and the iShares MSCI United Kingdom Index Fund, collectively, the "Funds") at August 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The financial statements of the Funds as of August 31, 2000 and for the periods then ended were audited by other auditors, whose report dated October 13, 2000 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
San Francisco, California
October 15, 2001
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


FEDERAL TAXATION NOTICE (UNAUDITED)

     The Funds paid the following foreign taxes during the year ended August 31, 2001 which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code. In addition, each of the Funds earned the following foreign source income and is designating the following distributions as long-term capital gain distributions:

                                            FOREIGN SOURCE                                LONG-TERM
         iSHARES MSCI INDEX FUND                INCOME          FOREIGN TAXES    CAPITAL GAINS DISTRIBUTIONS
         --------------------------         --------------      -------------    ---------------------------
         Australia                             $1,905,134         $ 35,601                  $    --
         Austria                                  317,758           47,541                       --
         Belgium                                  384,569           44,890                       --
         Brazil (Free)                            981,033           89,715                       --
         Canada                                   309,569           46,320                   96,252
         EMU                                    1,265,474          127,827                       --
         France                                   848,724           28,036                       19
         Germany                                2,832,283          289,529                       --
         Hong Kong                              1,890,821               --                       --
         Italy                                    888,031          126,703                  136,605
         Japan                                  5,134,729          773,849                       --
         Malaysia (Free)                        1,711,054               --                       --
         Mexico (Free)                            750,775           57,640                       --
         Netherlands                              811,866          110,044                       --
         Singapore (Free)                       1,258,264               --                  566,626
         South Korea                              376,371           65,291                       --
         Spain                                    639,347           92,312                       --
         Sweden                                   225,024           33,665                       --
         Switzerland                              529,777           77,719                   94,754
         Taiwan                                 1,493,131          824,477                       --
         United Kingdom                         3,738,153          365,818                    9,534

     Shareholders will receive more detailed information along with Form 1099-DIV in January 2002.

SUPPLEMENTAL INFORMATION (UNAUDITED)                               iSHARES, INC.
--------------------------------------------------------------------------------


     The charts below present information about the differences between the daily closing price on secondary markets for shares of each Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. NAV is calculated in accordance with the standard formula for valuing mutual fund shares. NAV for each Fund is calculated every day the New York Stock Exchange is open as of the close of regular trading (normally 4:00 p.m. Eastern time), 8:30 a.m. (Eastern time) or 5:00 p.m. (Eastern time). The "Closing Price" of each Fund is the price of the last reported trade on any national securities exchange, such as AMEX, or any regional U.S. Exchange, or National Association of Securities Dealers Automated Quotation System (NASDAQ). Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand and other factors.

     Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. One reason for differences is that timing discrepancies can exist between the NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at the time when the Funds normally calculate NAV. Each Fund normally trades on its respective stock exchange until 4:00 p.m. (Eastern time). Price discovery, the constant flow of information among investors, corporations and financial institutions, causes market prices to change and evolve throughout the trading day, even after non-U.S. markets are closed. Price discovery between the time that each Fund calculates its NAV and the date/time of the last trade may contribute to any difference between the NAV and Closing Price of each Fund.

     The following information is provided to show the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund (except for the iShares MSCI Brazil (Free) and iShares MSCI EMU Index Funds) is for the four most recently completed calendar quarters as of August 31, 2001, the date of this report. The information shown for the iShares MSCI Brazil (Free) and iShares MSCI EMU Index Funds is for each full calendar quarter completed after the inception dates of these Funds as of August 31, 2001.

     THE VERTICAL COLUMN OF EACH CHART SHOWS THE PREMIUM OR DISCOUNT EXPRESSED AS A PERCENTAGE OF NAV. THE HORIZONTAL COLUMN INDICATES THE NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH CHART. EACH BAR IN THE CHART SHOWS THE NUMBER OF TRADING DAYS IN WHICH THE FUND TRADED WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------



                        iSHARES MSCI AUSTRALIA INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Premiums/Discounts                       Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  0
GT5.0%_LT5.5%                                  0
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  1
GT3.0%_LT3.5%                                  0
GT2.5%_LT3.0%                                  7
GT2.0%_LT2.5%                                  4
GT1.5%_LT2.0%                                 14
GT1.0%_LT1.5%                                 29
GT0.5%_LT1.0%                                 54
LT0.5%_GTneg0.5%                              93
LTneg0.5%_GTneg1.0%                           34
LTneg1.0%_GTneg1.5%                           13
LTneg1.5%_GTneg2.0%                            1
LTneg2.0%_GTneg2.5%                            1
LTneg2.5%_GTneg3.0%                            0
LTneg3.0%_GTneg3.5%                            1
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0


                         iSHARES MSCI AUSTRIA INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Premiums/Discounts                       Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  0
GT5.0%_LT5.5%                                  0
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  0
GT3.0%_LT3.5%                                  0
GT2.5%_LT3.0%                                  0
GT2.0%_LT2.5%                                  0
GT1.5%_LT2.0%                                  9
GT1.0%_LT1.5%                                 25
GT0.5%_LT1.0%                                 21
LT0.5%_GTneg0.5%                              97
LTneg0.5%_GTneg1.0%                           47
LTneg1.0%_GTneg1.5%                           29
LTneg1.5%_GTneg2.0%                           17
LTneg2.0%_GTneg2.5%                            4
LTneg2.5%_GTneg3.0%                            1
LTneg3.0%_GTneg3.5%                            1
LTneg3.5%_GTneg4.0%                            1
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


                         iSHARES MSCI BELGIUM INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Premiums/Discounts                      Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  0
GT5.0%_LT5.5%                                  0
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  1
GT3.0%_LT3.5%                                  2
GT2.5%_LT3.0%                                  0
GT2.0%_LT2.5%                                  2
GT1.5%_LT2.0%                                 12
GT1.0%_LT1.5%                                 12
GT0.5%_LT1.0%                                 31
LT0.5%_GTneg0.5%                              68
LTneg0.5%_GTneg1.0%                           43
LTneg1.0%_GTneg1.5%                           33
LTneg1.5%_GTneg2.0%                           28
LTneg2.0%_GTneg2.5%                           15
LTneg2.5%_GTneg3.0%                            5
LTneg3.0%_GTneg3.5%                            0
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0


                      iSHARES MSCI BRAZIL (FREE) INDEX FUND
              PERIOD COVERED: OCTOBER 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Premiums/Discounts                      Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  2
GT5.0%_LT5.5%                                  1
GT4.5%_LT5.0%                                  2
GT4.0%_LT4.5%                                  2
GT3.5%_LT4.0%                                  0
GT3.0%_LT3.5%                                  4
GT2.5%_LT3.0%                                  8
GT2.0%_LT2.5%                                  5
GT1.5%_LT2.0%                                  9
GT1.0%_LT1.5%                                 19
GT0.5%_LT1.0%                                 33
LT0.5%_GTneg0.5%                              55
LTneg0.5%_GTneg1.0%                           16
LTneg1.0%_GTneg1.5%                           17
LTneg1.5%_GTneg2.0%                            6
LTneg2.0%_GTneg2.5%                            4
LTneg2.5%_GTneg3.0%                            1
LTneg3.0%_GTneg3.5%                            1
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            2
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            1
LTneg6.0%                                      0

--------------------------------------------------------------------------------


                         iSHARES MSCI CANADA INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Premiums/Discounts                       Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  0
GT5.0%_LT5.5%                                  0
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  0
GT3.0%_LT3.5%                                  0
GT2.5%_LT3.0%                                  0
GT2.0%_LT2.5%                                  5
GT1.5%_LT2.0%                                 13
GT1.0%_LT1.5%                                 24
GT0.5%_LT1.0%                                 53
LT0.5%_GTneg0.5%                             115
LTneg0.5%_GTneg1.0%                           24
LTneg1.0%_GTneg1.5%                           15
LTneg1.5%_GTneg2.0%                            2
LTneg2.0%_GTneg2.5%                            1
LTneg2.5%_GTneg3.0%                            0
LTneg3.0%_GTneg3.5%                            0
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0


                           iSHARES MSCI EMU INDEX FUND
              PERIOD COVERED: OCTOBER 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts                      Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  1
GT5.0%_LT5.5%                                  1
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  0
GT3.0%_LT3.5%                                  0
GT2.5%_LT3.0%                                  2
GT2.0%_LT2.5%                                  1
GT1.5%_LT2.0%                                  8
GT1.0%_LT1.5%                                 35
GT0.5%_LT1.0%                                 61
LT0.5%_GTneg0.5%                              72
LTneg0.5%_GTneg1.0%                            3
LTneg1.0%_GTneg1.5%                            5
LTneg1.5%_GTneg2.0%                            0
LTneg2.0%_GTneg2.5%                            0
LTneg2.5%_GTneg3.0%                            0
LTneg3.0%_GTneg3.5%                            0
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

                         iSHARES MSCI FRANCE INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts                       Number of Days
GT6.0%                                         0
GT5.5%_LT6.0%                                  0
GT5.0%_LT5.5%                                  0
GT4.5%_LT5.0%                                  0
GT4.0%_LT4.5%                                  0
GT3.5%_LT4.0%                                  0
GT3.0%_LT3.5%                                  1
GT2.5%_LT3.0%                                  0
GT2.0%_LT2.5%                                  1
GT1.5%_LT2.0%                                  1
GT1.0%_LT1.5%                                 10
GT0.5%_LT1.0%                                 35
LT0.5%_GTneg0.5%                             160
LTneg0.5%_GTneg1.0%                           34
LTneg1.0%_GTneg1.5%                           10
LTneg1.5%_GTneg2.0%                            0
LTneg2.0%_GTneg2.5%                            0
LTneg2.5%_GTneg3.0%                            0
LTneg3.0%_GTneg3.5%                            0
LTneg3.5%_GTneg4.0%                            0
LTneg4.0%_GTneg4.5%                            0
LTneg4.5%_GTneg5.0%                            0
LTneg5.0%_GTneg5.5%                            0
LTneg5.5%_GTneg6.0%                            0
LTneg6.0%                                      0

                         iSHARES MSCI GERMANY INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         1
GT3.5%_LT4.0%                         0
GT3.0%_LT3.5%                         0
GT2.5%_LT3.0%                         0
GT2.0%_LT2.5%                         1
GT1.5%_LT2.0%                         6
GT1.0%_LT1.5%                        11
GT0.5%_LT1.0%                        45
LT0.5%_GTneg0.5%                    143
LTneg0.5%_GTneg1.0%                  30
LTneg1.0%_GTneg1.5%                  12
LTneg1.5%_GTneg2.0%                   3
LTneg2.0%_GTneg2.5%                   0
LTneg2.5%_GTneg3.0%                   0
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0

--------------------------------------------------------------------------------

                        iSHARES MSCI HONG KONG INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         1
GT4.5%_LT5.0%                         1
GT4.0%_LT4.5%                         1
GT3.5%_LT4.0%                         0
GT3.0%_LT3.5%                         2
GT2.5%_LT3.0%                         2
GT2.0%_LT2.5%                         5
GT1.5%_LT2.0%                        14
GT1.0%_LT1.5%                        27
GT0.5%_LT1.0%                        30
LT0.5%_GTneg0.5%                     78
LTneg0.5%_GTneg1.0%                  25
LTneg1.0%_GTneg1.5%                  23
LTneg1.5%_GTneg2.0%                  16
LTneg2.0%_GTneg2.5%                  16
LTneg2.5%_GTneg3.0%                   3
LTneg3.0%_GTneg3.5%                   2
LTneg3.5%_GTneg4.0%                   2
LTneg4.0%_GTneg4.5%                   1
LTneg4.5%_GTneg5.0%                   1
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   1
LTneg6.0%                             0

                          iSHARES MSCI ITALY INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         1
GT3.0%_LT3.5%                         0
GT2.5%_LT3.0%                         3
GT2.0%_LT2.5%                         4
GT1.5%_LT2.0%                         6
GT1.0%_LT1.5%                        12
GT0.5%_LT1.0%                        29
LT0.5%_GTneg0.5%                    128
LTneg0.5%_GTneg1.0%                  48
LTneg1.0%_GTneg1.5%                   7
LTneg1.5%_GTneg2.0%                   7
LTneg2.0%_GTneg2.5%                   4
LTneg2.5%_GTneg3.0%                   3
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


                          iSHARES MSCI JAPAN INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         1
GT3.0%_LT3.5%                         2
GT2.5%_LT3.0%                         3
GT2.0%_LT2.5%                         7
GT1.5%_LT2.0%                         2
GT1.0%_LT1.5%                        13
GT0.5%_LT1.0%                        39
LT0.5%_GTneg0.5%                    113
LTneg0.5%_GTneg1.0%                  39
LTneg1.0%_GTneg1.5%                  22
LTneg1.5%_GTneg2.0%                   3
LTneg2.0%_GTneg2.5%                   6
LTneg2.5%_GTneg3.0%                   1
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   1
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0


                     iSHARES MSCI MALAYSIA (FREE) INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         1
GT3.5%_LT4.0%                         2
GT3.0%_LT3.5%                         0
GT2.5%_LT3.0%                         3
GT2.0%_LT2.5%                         6
GT1.5%_LT2.0%                         6
GT1.0%_LT1.5%                         5
GT0.5%_LT1.0%                        22
LT0.5%_GTneg0.5%                     57
LTneg0.5%_GTneg1.0%                  24
LTneg1.0%_GTneg1.5%                  14
LTneg1.5%_GTneg2.0%                  10
LTneg2.0%_GTneg2.5%                  27
LTneg2.5%_GTneg3.0%                  17
LTneg3.0%_GTneg3.5%                  18
LTneg3.5%_GTneg4.0%                  13
LTneg4.0%_GTneg4.5%                  13
LTneg4.5%_GTneg5.0%                   8
LTneg5.0%_GTneg5.5%                   5
LTneg5.5%_GTneg6.0%                   1
LTneg6.0%                             0

--------------------------------------------------------------------------------

                      iSHARES MSCI MEXICO (FREE) INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         0
GT3.0%_LT3.5%                         1
GT2.5%_LT3.0%                         2
GT2.0%_LT2.5%                        11
GT1.5%_LT2.0%                        17
GT1.0%_LT1.5%                        20
GT0.5%_LT1.0%                        50
LT0.5%_GTneg0.5%                     83
LTneg0.5%_GTneg1.0%                  34
LTneg1.0%_GTneg1.5%                  21
LTneg1.5%_GTneg2.0%                  10
LTneg2.0%_GTneg2.5%                   3
LTneg2.5%_GTneg3.0%                   0
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0


                       iSHARES MSCI NETHERLANDS INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         0
GT3.0%_LT3.5%                         1
GT2.5%_LT3.0%                         3
GT2.0%_LT2.5%                         0
GT1.5%_LT2.0%                         2
GT1.0%_LT1.5%                        12
GT0.5%_LT1.0%                        48
LT0.5%_GTneg0.5%                    119
LTneg0.5%_GTneg1.0%                  38
LTneg1.0%_GTneg1.5%                  16
LTneg1.5%_GTneg2.0%                   9
LTneg2.0%_GTneg2.5%                   3
LTneg2.5%_GTneg3.0%                   1
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

                    iSHARES MSCI SINGAPORE (FREE) INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         1
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         0
GT3.0%_LT3.5%                         1
GT2.5%_LT3.0%                         0
GT2.0%_LT2.5%                         2
GT1.5%_LT2.0%                         1
GT1.0%_LT1.5%                         7
GT0.5%_LT1.0%                        12
LT0.5%_GTneg0.5%                     63
LTneg0.5%_GTneg1.0%                  34
LTneg1.0%_GTneg1.5%                  32
LTneg1.5%_GTneg2.0%                  34
LTneg2.0%_GTneg2.5%                  23
LTneg2.5%_GTneg3.0%                  12
LTneg3.0%_GTneg3.5%                  17
LTneg3.5%_GTneg4.0%                   9
LTneg4.0%_GTneg4.5%                   1
LTneg4.5%_GTneg5.0%                   1
LTneg5.0%_GTneg5.5%                   2
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0


                       iSHARES MSCI SOUTH KOREA INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         3
GT4.0%_LT4.5%                         5
GT3.5%_LT4.0%                         5
GT3.0%_LT3.5%                         7
GT2.5%_LT3.0%                        12
GT2.0%_LT2.5%                        16
GT1.5%_LT2.0%                        20
GT1.0%_LT1.5%                        23
GT0.5%_LT1.0%                        25
LT0.5%_GTneg0.5%                     64
LTneg0.5%_GTneg1.0%                  26
LTneg1.0%_GTneg1.5%                  12
LTneg1.5%_GTneg2.0%                  11
LTneg2.0%_GTneg2.5%                   3
LTneg2.5%_GTneg3.0%                   7
LTneg3.0%_GTneg3.5%                   5
LTneg3.5%_GTneg4.0%                   2
LTneg4.0%_GTneg4.5%                   1
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   1
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0

--------------------------------------------------------------------------------


                          iSHARES MSCI SPAIN INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         1
GT3.0%_LT3.5%                         1
GT2.5%_LT3.0%                         0
GT2.0%_LT2.5%                         0
GT1.5%_LT2.0%                         3
GT1.0%_LT1.5%                         3
GT0.5%_LT1.0%                        40
LT0.5%_GTneg0.5%                    127
LTneg0.5%_GTneg1.0%                  49
LTneg1.0%_GTneg1.5%                  21
LTneg1.5%_GTneg2.0%                   5
LTneg2.0%_GTneg2.5%                   2
LTneg2.5%_GTneg3.0%                   0
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0


                         iSHARES MSCI SWEDEN INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         1
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         1
GT3.5%_LT4.0%                         2
GT3.0%_LT3.5%                         1
GT2.5%_LT3.0%                         1
GT2.0%_LT2.5%                         2
GT1.5%_LT2.0%                         4
GT1.0%_LT1.5%                        15
GT0.5%_LT1.0%                        41
LT0.5%_GTneg0.5%                     94
LTneg0.5%_GTneg1.0%                  45
LTneg1.0%_GTneg1.5%                  22
LTneg1.5%_GTneg2.0%                  10
LTneg2.0%_GTneg2.5%                   4
LTneg2.5%_GTneg3.0%                   6
LTneg3.0%_GTneg3.5%                   1
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   1
LTneg4.5%_GTneg5.0%                   1
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

                       iSHARES MSCI SWITZERLAND INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         1
GT3.5%_LT4.0%                         1
GT3.0%_LT3.5%                         0
GT2.5%_LT3.0%                         1
GT2.0%_LT2.5%                         1
GT1.5%_LT2.0%                        10
GT1.0%_LT1.5%                        28
GT0.5%_LT1.0%                        50
LT0.5%_GTneg0.5%                    103
LTneg0.5%_GTneg1.0%                  29
LTneg1.0%_GTneg1.5%                  16
LTneg1.5%_GTneg2.0%                   8
LTneg2.0%_GTneg2.5%                   1
LTneg2.5%_GTneg3.0%                   0
LTneg3.0%_GTneg3.5%                   3
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0

                         iSHARES MSCI TAIWAN INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         2
GT5.0%_LT5.5%                         2
GT4.5%_LT5.0%                         2
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         7
GT3.0%_LT3.5%                        10
GT2.5%_LT3.0%                        17
GT2.0%_LT2.5%                        26
GT1.5%_LT2.0%                        24
GT1.0%_LT1.5%                        20
GT0.5%_LT1.0%                        25
LT0.5%_GTneg0.5%                     59
LTneg0.5%_GTneg1.0%                  14
LTneg1.0%_GTneg1.5%                  14
LTneg1.5%_GTneg2.0%                  13
LTneg2.0%_GTneg2.5%                   2
LTneg2.5%_GTneg3.0%                   5
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   2
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   1
LTneg6.0%                             0

--------------------------------------------------------------------------------

                     iSHARES MSCI UNITED KINGDOM INDEX FUND
               PERIOD COVERED: JULY 1, 2000 THROUGH JUNE 30, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Premiums/Discounts              Number of Days
GT6.0%                                0
GT5.5%_LT6.0%                         0
GT5.0%_LT5.5%                         0
GT4.5%_LT5.0%                         0
GT4.0%_LT4.5%                         0
GT3.5%_LT4.0%                         1
GT3.0%_LT3.5%                         2
GT2.5%_LT3.0%                         2
GT2.0%_LT2.5%                         6
GT1.5%_LT2.0%                        20
GT1.0%_LT1.5%                        42
GT0.5%_LT1.0%                        40
LT0.5%_GTneg0.5%                    107
LTneg0.5%_GTneg1.0%                  23
LTneg1.0%_GTneg1.5%                   5
LTneg1.5%_GTneg2.0%                   1
LTneg2.0%_GTneg2.5%                   1
LTneg2.5%_GTneg3.0%                   2
LTneg3.0%_GTneg3.5%                   0
LTneg3.5%_GTneg4.0%                   0
LTneg4.0%_GTneg4.5%                   0
LTneg4.5%_GTneg5.0%                   0
LTneg5.0%_GTneg5.5%                   0
LTneg5.5%_GTneg6.0%                   0
LTneg6.0%                             0

(LOGO)
iShares                    45 Fremont Street   www.ishares.com   1-800-iSHARES
BARCLAYS GLOBAL INVESTORS  San Francisco, CA                     1-800-474-2737
[GRAPHIC OMITTED]          94105




iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

PFPC serves as administrator and transfer agent for the iShares MSCI Series. The Chase Manhattan Bank acts as custodian and securities lending agent.

iShares are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International Inc. Nor does this company make any representation regarding the advisability of investing in iShares.

(C)2001 Barclays Global Investors. All rights reserved. ishares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

NOT FDIC INSURED
HAVE NO BANK GUARANTEE
MAY LOSE VALUE

BGI-F-005-01000 (8/01)